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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Annual Report to Shareholders.


-------------------------------------

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund


U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust


S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

-------------------------------------

                                     [LOGO]
                                   CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                   FUND GROUP

                                 ANNUAL REPORT

                                August 31, 2005

                                 (800) 225-8778

                                www.caltrust.com

                                 NO-LOAD FUNDS


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                 Historical Performance and Manager's Discussion

On the following pages are line graphs comparing each of the Funds' performance to a comparable broad based securities market index for the 10 years ended August 31, 2005, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The objective of the graphs is to furnish comparisons of the performance of the Funds with a benchmark and to provide perspective on market conditions, risks and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2005.

Bond Funds

Over the course of the fiscal year, the treasury yield curve continued to flatten, with short term interest rates increasing and long term rates decreasing. The pivot point, the point on the yield curve where yields finished at the same level from the prior year, was roughly nine years. Throughout the year, the Federal Reserve Bank ("The Fed") increased the Federal Funds Rates by 25 basis points (a basis point being a one-hundredth of one percent) at each of its eight meetings over the fiscal year. This brought the Federal Funds Rate from 1.50% to 3.50%. Even with this rise of 2.00% in a year, the Fed maintains that this rate remains accommodative to the economy, and will continue stimulate economic growth. The Fed has signaled that it will continue to raise the Federal Funds Rate at "a pace that is likely to be measured" until it reaches a level that neither stimulates nor restrains economic growth. The Fed has given no indication as to the specifics of what that level might be. The Fed has also commented that inflation remains "well contained".

During this time longer term interest rates remained low. Federal Reserve Chairman Alan Greenspan noted that this situation appeared to be a "conundrum", and that "rising interest rates have been advertised for so long and in so many places that anyone who has not appropriately hedged his position by now, obviously, is desirous of losing money." With this as a backdrop, the durations of the bond portfolios were held at or below their representative benchmarks. Duration is a time-weighted measurement of a bond's cash flows. A duration shortening strategy ahead of an anticipated rising interest rate environment is designed to protect principal. When rates go up, bond prices go down. Prices for bonds with shorter durations tend to experience less price volatility than those with longer durations. A discussion of specific fund duration targets appears below.

The California Tax-Free Income Fund's duration was kept in a narrow range somewhat shorter than its benchmark. As of August 31, 2004 the Fund had an average coupon of 5.58%, and average maturity of 9.98 years, duration of 5.43 years and an average credit rating of AA+. The fund's duration has been kept shorter than it's benchmark in anticipation of rising interest rates, thereby offering more protection against such a rise.

As of August 31, 2005 the California Intermediate Insured Fund's had an average coupon of 5.36%, and average maturity of 5.32 years, duration of 3.94 years and an average credit rating of AAA. The duration of the intermediate fund has been kept very close to that of its benchmark. As such, its performance has closely tracked the performance of its benchmark, the Lehman Brothers 5 Year Municipal Index. Unfortunately, this area of the yield curve has experienced less performance than at the longer end of the yield curve.

As of August 31, 2005 the U.S. Government Securities Fund had an average coupon of 4.60%, average maturity of 7.13 years, and a duration of 5.05 years. The duration of the fund has been slightly shorter than its benchmarks, and as a result has underperformed those benchmarks in the curve-flattening environment.

The Short-Term U.S. Government Bond Fund's average coupon of 3.48%, and average maturity of 1.80 years, duration of 1.64 years. The fund's duration has been kept shorter than it's benchmark, the Lehman Brothers 1-3 Year Treasury Index. At the front end of the yield curve, where the Federal Reserve has been raising rates, this has been beneficial to performance relative to the benchmark.

--------------------------------------------------------------------------------
                      California Insured Intermediate Fund
               versus the Lehman Bros. 5 Year Municipal Bond Index

                                  [Line Chart]

                               California              Lehman
                                Insured               Municipal
                              Intermediate             5 Year
                                  Fund                  Index
                               ----------            ------------
08/31/95                       $10,000.00             $10,000.00
09/30/95                       $10,063.12             $10,025.00
10/31/95                       $10,187.51             $10,086.15
11/30/95                       $10,310.30             $10,177.94
12/31/95                       $10,326.71             $10,230.86
01/31/96                       $10,434.77             $10,333.17
02/29/96                       $10,402.45             $10,304.24
03/31/96                       $10,253.15             $10,232.11
04/30/96                       $10,233.80             $10,231.08
05/31/96                       $10,203.50             $10,226.99
06/30/96                       $10,277.56             $10,287.33
07/31/96                       $10,368.37             $10,362.43
08/31/96                       $10,375.27             $10,371.76
09/30/96                       $10,461.03             $10,456.80
10/31/96                       $10,581.72             $10,547.78
11/30/96                       $10,777.47             $10,684.90
12/31/96                       $10,728.66             $10,664.60
01/31/97                       $10,778.40             $10,700.86
02/28/97                       $10,833.78             $10,778.97
03/31/97                       $10,685.91             $10,661.48
04/30/97                       $10,728.49             $10,707.33
05/31/97                       $10,858.10             $10,839.03
06/30/97                       $10,956.40             $10,921.40
07/31/97                       $11,225.12             $11,113.62
08/31/97                       $11,137.09             $11,056.94
09/30/97                       $11,239.85             $11,155.35
10/31/97                       $11,279.57             $11,213.36
11/30/97                       $11,314.41             $11,248.12
12/31/97                       $11,414.73             $11,344.85
01/31/98                       $11,538.45             $11,448.09
02/28/98                       $11,542.32             $11,466.41
03/31/98                       $11,519.18             $11,476.73
04/30/98                       $11,439.81             $11,428.52
05/31/98                       $11,605.95             $11,565.67
06/30/98                       $11,636.83             $11,604.99
07/31/98                       $11,687.24             $11,645.61
08/31/98                       $11,876.35             $11,788.85
09/30/98                       $12,048.21             $11,910.27
10/31/98                       $12,053.26             $11,944.81
11/30/98                       $12,088.77             $11,966.31
12/31/98                       $12,096.60             $12,008.19
01/31/99                       $12,246.57             $12,135.48
02/28/99                       $12,182.78             $12,123.35
03/31/99                       $12,215.43             $12,134.26
04/30/99                       $12,209.71             $12,170.66
05/31/99                       $12,156.52             $12,120.76
06/30/99                       $11,985.17             $11,983.80
07/31/99                       $12,092.90             $12,058.10
08/31/99                       $12,055.78             $12,053.27
09/30/99                       $12,120.00             $12,096.66
10/31/99                       $12,042.23             $12,066.42
11/30/99                       $12,111.83             $12,137.61
12/31/99                       $12,015.22             $12,097.56
01/31/00                       $12,078.76             $12,092.72
02/29/00                       $12,132.79             $12,132.63
03/31/00                       $12,270.05             $12,243.03
04/30/00                       $12,194.81             $12,214.87
05/31/00                       $12,229.24             $12,211.21
06/30/00                       $12,472.37             $12,434.68
07/31/00                       $12,619.99             $12,565.24
08/31/00                       $12,809.02             $12,700.94
09/30/00                       $12,729.23             $12,679.35
10/31/00                       $12,811.04             $12,768.11
11/30/00                       $12,853.87             $12,823.01
12/31/00                       $13,064.27             $13,029.46
01/31/01                       $13,306.40             $13,253.57
02/28/01                       $13,298.32             $13,289.35
03/31/01                       $13,341.58             $13,398.33
04/30/01                       $13,118.05             $13,323.29
05/31/01                       $13,300.68             $13,460.52
06/30/01                       $13,403.69             $13,529.17
07/31/01                       $13,560.57             $13,675.29
08/31/01                       $13,789.65             $13,859.91
09/30/01                       $13,751.10             $13,901.48
10/31/01                       $13,919.85             $14,016.87
11/30/01                       $13,781.57             $13,906.13
12/31/01                       $13,644.05             $13,837.99
01/31/02                       $13,893.84             $14,060.79
02/28/02                       $14,060.81             $14,219.67
03/31/02                       $13,650.87             $13,916.79
04/30/02                       $13,979.52             $14,238.27
05/31/02                       $14,137.48             $14,333.67
06/30/02                       $14,218.61             $14,489.90
07/31/02                       $14,418.33             $14,646.40
08/31/02                       $14,640.43             $14,787.00
09/30/02                       $14,990.11             $14,992.54
10/31/02                       $14,536.71             $14,839.62
11/30/02                       $14,529.59             $14,824.78
12/31/02                       $14,864.12             $15,119.79
01/31/03                       $14,711.54             $15,145.49
02/28/03                       $14,864.54             $15,310.58
03/31/03                       $14,869.93             $15,289.14
04/30/03                       $14,962.17             $15,361.00
05/31/03                       $15,296.62             $15,606.78
06/30/03                       $15,195.38             $15,566.20
07/31/03                       $14,662.05             $15,226.86
08/31/03                       $14,791.91             $15,333.45
09/30/03                       $15,227.86             $15,722.92
10/31/03                       $15,156.58             $15,619.15
11/30/03                       $15,246.63             $15,683.18
12/31/03                       $15,330.71             $15,744.35
01/31/04                       $15,423.12             $15,818.35
02/29/04                       $15,624.26             $16,011.33
03/31/04                       $15,496.00             $15,944.08
04/30/04                       $15,112.99             $15,625.20
05/31/04                       $15,077.39             $15,545.51
06/30/04                       $15,149.59             $15,603.03
07/31/04                       $15,314.80             $15,746.58
08/31/04                       $15,539.68             $16,022.14
09/30/04                       $15,565.09             $16,042.97
10/31/04                       $15,631.75             $16,131.21
11/30/04                       $15,522.17             $16,024.74
12/31/04                       $15,664.23             $16,170.57
01/31/05                       $15,716.67             $16,167.33
02/28/05                       $15,614.58             $16,086.50
03/31/05                       $15,514.68             $15,983.54
04/30/05                       $15,680.22             $16,168.95
05/31/05                       $15,719.44             $16,215.84
06/30/05                       $15,792.49             $16,290.44
07/31/05                       $15,683.84             $16,202.47
08/31/05                       $15,785.00             $16,304.54
--------------------------------------------------------------------------------

Average Annual Total Returns*
for periods ended 8/31/2005                      1 year      5 year      10 year
---------------------------                      ------      ------      -------
California Insured Intermediate Fund              1.58%       4.27%        4.67%
Lehman Bros. Municipal Bond Index                 1.76%       5.12%        5.01%


--------------------------------------------------------------------------------
                        California Tax-Free Income Fund
                  versus the Lehman Bros. Municipal Bond Index

                                  [Line Chart]

                              California             Lehman Bros.
                               Tax-Free               Municipal
                                Income                  Bond
                                 Fund                   Index
                              ----------             ------------
08/31/95                       $10,000.00             $10,000.00
09/30/95                       $10,096.37             $10,063.00
10/31/95                       $10,308.87             $10,208.91
11/30/95                       $10,564.82             $10,378.38
12/31/95                       $10,713.02             $10,478.01
01/31/96                       $10,783.33             $10,557.65
02/29/96                       $10,649.44             $10,485.85
03/31/96                       $10,430.30             $10,351.64
04/30/96                       $10,366.27             $10,322.65
05/31/96                       $10,342.65             $10,318.52
06/30/96                       $10,475.97             $10,430.99
07/31/96                       $10,600.26             $10,525.92
08/31/96                       $10,586.37             $10,523.81
09/30/96                       $10,746.42             $10,671.14
10/31/96                       $10,906.65             $10,791.73
11/30/96                       $11,163.44             $10,989.22
12/31/96                       $11,045.25             $10,943.06
01/31/97                       $11,037.76             $10,963.85
02/28/97                       $11,148.22             $11,064.72
03/31/97                       $10,942.33             $10,917.56
04/30/97                       $11,049.89             $11,009.27
05/31/97                       $11,235.61             $11,174.41
06/30/97                       $11,351.16             $11,293.97
07/31/97                       $11,783.21             $11,606.82
08/31/97                       $11,589.68             $11,497.71
09/30/97                       $11,746.11             $11,634.54
10/31/97                       $11,791.39             $11,709.00
11/30/97                       $11,846.11             $11,778.08
12/31/97                       $12,071.77             $11,950.04
01/31/98                       $12,246.33             $12,073.12
02/28/98                       $12,222.10             $12,076.75
03/31/98                       $12,167.18             $12,087.62
04/30/98                       $12,062.32             $12,033.22
05/31/98                       $12,303.73             $12,223.35
06/30/98                       $12,334.18             $12,271.02
07/31/98                       $12,332.82             $12,301.69
08/31/98                       $12,604.15             $12,492.37
09/30/98                       $12,843.04             $12,648.53
10/31/98                       $12,800.04             $12,648.53
11/30/98                       $12,842.41             $12,692.80
12/31/98                       $12,834.36             $12,724.53
01/31/99                       $13,035.40             $12,875.95
02/28/99                       $12,904.14             $12,819.30
03/31/99                       $12,925.37             $12,837.24
04/30/99                       $12,910.75             $12,869.34
05/31/99                       $12,765.11             $12,794.69
06/30/99                       $12,517.64             $12,610.45
07/31/99                       $12,574.41             $12,655.85
08/31/99                       $12,471.72             $12,554.60
09/30/99                       $12,496.14             $12,559.62
10/31/99                       $12,346.37             $12,423.98
11/30/99                       $12,489.16             $12,555.67
12/31/99                       $12,375.69             $12,461.51
01/31/00                       $12,388.44             $12,407.92
02/29/00                       $12,518.18             $12,551.85
03/31/00                       $12,783.74             $12,826.74
04/30/00                       $12,662.85             $12,751.06
05/31/00                       $12,661.91             $12,684.75
06/30/00                       $12,991.78             $13,020.90
07/31/00                       $13,163.27             $13,201.89
08/31/00                       $13,478.26             $13,405.20
09/30/00                       $13,378.35             $13,335.49
10/31/00                       $13,460.88             $13,480.85
11/30/00                       $13,534.17             $13,583.30
12/31/00                       $13,912.84             $13,918.81
01/31/01                       $14,034.59             $14,056.61
02/28/01                       $14,014.90             $14,101.59
03/31/01                       $14,065.41             $14,228.50
04/30/01                       $13,713.13             $14,074.84
05/31/01                       $13,844.27             $14,226.84
06/30/01                       $14,002.70             $14,322.16
07/31/01                       $14,197.18             $14,534.13
08/31/01                       $14,554.46             $14,773.95
09/30/01                       $14,496.98             $14,723.71
10/31/01                       $14,704.73             $14,898.93
11/30/01                       $14,471.41             $14,773.78
12/31/01                       $14,271.13             $14,633.42
01/31/02                       $14,539.39             $14,886.58
02/28/02                       $14,755.14             $15,066.71
03/31/02                       $14,312.02             $14,771.40
04/30/02                       $14,651.75             $15,059.45
05/31/02                       $14,793.96             $15,151.31
06/30/02                       $14,889.49             $15,311.91
07/31/02                       $15,116.05             $15,509.44
08/31/02                       $15,361.92             $15,695.55
09/30/02                       $15,828.60             $16,039.28
10/31/02                       $15,312.66             $15,773.03
11/30/02                       $15,211.97             $15,706.78
12/31/02                       $15,621.34             $16,038.20
01/31/03                       $15,408.69             $15,998.10
02/28/03                       $15,656.68             $16,222.07
03/31/03                       $15,654.55             $16,231.81
04/30/03                       $15,777.32             $16,338.94
05/31/03                       $16,236.06             $16,721.27
06/30/03                       $16,066.90             $16,649.37
07/31/03                       $15,309.49             $16,066.64
08/31/03                       $15,455.76             $16,187.14
09/30/03                       $15,972.03             $16,663.04
10/31/03                       $15,864.48             $16,579.72
11/30/03                       $16,026.30             $16,752.15
12/31/03                       $16,159.82             $16,891.20
01/31/04                       $16,261.85             $16,987.48
02/29/04                       $16,521.27             $17,243.99
03/31/04                       $16,350.70             $17,183.63
04/30/04                       $15,860.20             $16,776.38
05/31/04                       $15,834.58             $16,715.99
06/30/04                       $15,884.12             $16,776.16
07/31/04                       $16,072.38             $16,995.93
08/31/04                       $16,354.54             $17,335.85
09/30/04                       $16,404.08             $17,427.73
10/31/04                       $16,518.96             $17,577.61
11/30/04                       $16,364.86             $17,433.47
12/31/04                       $16,538.27             $17,646.16
01/31/05                       $16,616.81             $17,812.03
02/28/05                       $16,501.62             $17,753.25
03/31/05                       $16,362.88             $17,641.41
04/30/05                       $16,617.47             $17,920.14
05/31/05                       $16,723.91             $18,047.38
06/30/05                       $16,824.27             $18,159.27
07/31/05                       $16,659.39             $18,077.55
08/31/05                       $16,838.83             $18,260.14



--------------------------------------------------------------------------------

Average Annual Total Returns*
for periods ended 8/31/2005                      1 year      5 year      10 year
---------------------------                      ------      ------      -------
California Tax-Free Income                        2.96%       4.55%        5.35%
Lehman Bros. Municipal Bond Index                 5.33%       6.38%        6.21%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                     1 year      5 year      10 year
---------------------------                     ------      ------      -------
U.S. Government Securities Fund                  3.60%       5.35%       5.79%
Lehman Bros. Composite Treasury Index            4.11%       6.48%       6.54%
Lehman Bros. GNMA Index                          4.04%       6.25%       6.78%

--------------------------------------------------------------------------------
                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

                                  [Line Chart]

                 U.S.
              Government      Lehman Bros.
              Securities       Treasury        Lehman Bros.
                Fund             Index         GNMA Index
              ----------       --------        ------------
08/31/95      $10,000.00      $10,000.00       $10,000.00
09/30/95      $10,152.81      $10,096.00       $10,098.00
10/31/95      $10,395.92      $10,252.49       $10,180.80
11/30/95      $10,627.39      $10,411.40       $10,297.88
12/31/95      $10,886.25      $10,560.28       $10,429.70
01/31/96      $10,875.39      $10,626.81       $10,502.70
02/29/96      $10,426.23      $10,408.96       $10,423.93
03/31/96      $10,245.34      $10,318.41       $10,397.87
04/30/96      $10,088.11      $10,252.37       $10,370.84
05/31/96      $10,023.74      $10,235.97       $10,335.58
06/30/96      $10,221.42      $10,365.96       $10,470.97
07/31/96      $10,231.38      $10,390.84       $10,510.76
08/31/96      $10,126.28      $10,369.02       $10,514.97
09/30/96      $10,389.09      $10,539.07       $10,690.57
10/31/96      $10,749.02      $10,770.93       $10,906.52
11/30/96      $11,093.80      $10,957.27       $11,064.66
12/31/96      $10,834.30      $10,844.41       $11,006.02
01/31/97      $10,815.62      $10,855.25       $11,090.77
02/28/97      $10,826.31      $10,868.28       $11,130.69
03/31/97      $10,677.41      $10,750.90       $11,240.89
04/30/97      $10,840.48      $10,905.71       $11,425.24
05/31/97      $10,915.32      $10,999.50       $11,542.92
06/30/97      $11,041.42      $11,122.70       $11,679.12
07/31/97      $11,323.64      $11,441.92       $11,890.52
08/31/97      $11,139.40      $11,326.36       $11,865.55
09/30/97      $11,360.05      $11,498.52       $12,023.36
10/31/97      $11,599.21      $11,698.59       $12,148.40
11/30/97      $11,663.31      $11,759.42       $12,186.06
12/31/97      $11,844.93      $11,882.90       $12,295.73
01/31/98      $12,063.09      $12,064.71       $12,415.00
02/28/98      $11,991.90      $12,028.51       $12,442.32
03/31/98      $12,016.25      $12,060.99       $12,494.57
04/30/98      $12,059.53      $12,115.26       $12,567.04
05/31/98      $12,246.39      $12,241.26       $12,652.50
06/30/98      $12,463.64      $12,382.04       $12,705.64
07/31/98      $12,439.13      $12,401.85       $12,776.79
08/31/98      $12,912.20      $12,739.18       $12,877.73
09/30/98      $13,357.41      $13,094.60       $13,029.68
10/31/98      $13,203.18      $13,052.70       $13,017.96
11/30/98      $13,263.29      $13,050.09       $13,092.16
12/31/98      $13,275.96      $13,076.19       $13,145.84
01/31/99      $13,340.27      $13,152.03       $13,239.17
02/28/99      $12,881.37      $12,816.65       $13,196.81
03/31/99      $12,906.19      $12,865.36       $13,277.31
04/30/99      $12,938.30      $12,896.23       $13,341.04
05/31/99      $12,758.23      $12,776.30       $13,274.33
06/30/99      $12,685.62      $12,749.47       $13,221.24
07/31/99      $12,631.05      $12,739.27       $13,133.98
08/31/99      $12,604.13      $12,741.82       $13,130.04
09/30/99      $12,748.23      $12,839.93       $13,341.43
10/31/99      $12,739.94      $12,854.05       $13,420.14
11/30/99      $12,710.23      $12,829.63       $13,425.51
12/31/99      $12,620.10      $12,744.95       $13,398.66
01/31/00      $12,549.56      $12,778.09       $13,278.07
02/29/00      $12,664.67      $12,969.76       $13,448.03
03/31/00      $12,957.41      $13,226.56       $13,660.51
04/30/00      $12,913.44      $13,184.24       $13,648.22
05/31/00      $12,955.69      $13,204.01       $13,697.35
06/30/00      $13,187.08      $13,427.16       $13,950.75
07/31/00      $13,299.23      $13,565.46       $14,024.69
08/31/00      $13,530.40      $13,764.87       $14,236.46
09/30/00      $13,545.34      $13,775.89       $14,368.86
10/31/00      $13,665.90      $13,909.51       $14,475.19
11/30/00      $13,968.43      $14,194.66       $14,679.29
12/31/00      $14,255.76      $14,465.78       $14,886.27
01/31/01      $14,364.86      $14,582.95       $15,130.41
02/28/01      $14,519.48      $14,759.40       $15,196.98
03/31/01      $14,541.16      $14,806.63       $15,288.16
04/30/01      $14,329.40      $14,623.03       $15,312.62
05/31/01      $14,313.94      $14,668.36       $15,441.25
06/30/01      $14,401.19      $14,747.57       $15,487.57
07/31/01      $14,726.99      $15,116.26       $15,752.41
08/31/01      $14,874.95      $15,315.79       $15,867.40
09/30/01      $15,032.82      $15,559.32       $16,081.61
10/31/01      $15,518.22      $15,990.31       $16,295.50
11/30/01      $15,095.17      $15,593.75       $16,158.62
12/31/01      $14,915.48      $15,442.49       $16,110.14
01/31/02      $15,035.19      $15,545.95       $16,272.85
02/28/02      $15,176.79      $15,637.68       $16,438.84
03/31/02      $14,953.52      $15,260.81       $16,282.67
04/30/02      $15,219.13      $15,640.80       $16,569.24
05/31/02      $15,307.66      $15,728.39       $16,676.94
06/30/02      $15,433.64      $15,950.16       $16,810.36
07/31/02      $15,636.90      $16,328.18       $17,005.36
08/31/02      $15,863.64      $16,680.87       $17,124.39
09/30/02      $16,161.96      $17,131.25       $17,266.53
10/31/02      $15,993.08      $16,941.09       $17,320.05
11/30/02      $15,872.19      $16,773.38       $17,335.64
12/31/02      $16,253.76      $17,209.49       $17,507.26
01/31/03      $16,210.18      $17,157.86       $17,551.03
02/28/03      $16,444.23      $17,452.97       $17,638.79
03/31/03      $16,358.01      $17,379.67       $17,651.13
04/30/03      $16,415.20      $17,461.35       $17,691.73
05/31/03      $16,816.74      $17,964.24       $17,691.73
06/30/03      $16,756.20      $17,854.66       $17,744.81
07/31/03      $16,206.66      $17,070.84       $17,452.02
08/31/03      $16,262.91      $17,171.56       $17,567.20
09/30/03      $16,584.33      $17,690.14       $17,820.17
10/31/03      $16,414.60      $17,419.48       $17,773.84
11/30/03      $16,423.40      $17,442.12       $17,836.04
12/31/03      $16,536.28      $17,597.36       $18,001.92
01/31/04      $16,631.13      $17,746.94       $18,091.93
02/29/04      $16,735.68      $17,967.00       $18,211.34
03/31/04      $16,832.97      $18,135.89       $18,286.00
04/30/04      $16,504.51      $17,551.91       $17,998.91
05/31/04      $16,455.69      $17,492.24       $17,962.91
06/30/04      $16,561.01      $17,562.21       $18,124.58
07/31/04      $16,706.14      $17,729.05       $18,271.39
08/31/04      $16,950.70      $18,096.04       $18,525.36
09/30/04      $16,984.88      $18,143.09       $18,564.27
10/31/04      $17,064.14      $18,286.42       $18,710.92
11/30/04      $17,016.05      $18,041.38       $18,667.89
12/31/04      $17,113.99      $18,219.99       $18,789.23
01/31/05      $17,175.52      $18,353.00       $18,898.21
02/28/05      $17,124.47      $18,202.50       $18,839.62
03/31/05      $17,061.48      $18,142.43       $18,803.83
04/30/05      $17,259.93      $18,461.74       $18,995.63
05/31/05      $17,409.44      $18,686.97       $19,132.40
06/30/05      $17,468.30      $18,800.96       $19,187.88
07/31/05      $17,353.06      $18,545.27       $19,114.97
08/31/05      $17,561.39      $18,840.14       $19,273.62
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                     1 year      Inception
---------------------------                     ------      ---------
U.S. Government Securities Fund                  3.07%      3.59%
Lehman Bros. Composite Treasury Index            4.11%      3.42% **
Lehman Bros. GNMA Index                          4.04%      4.27% **

** Due to data limitations the benchmark performance information reflects the period 10/1/03 - 8/31/04. Share class commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

                                  [Line Chart]

                 U.S.
              Government     Lehman Bros.
              Securities       Treasury       Lehman Bros.
                Fund             Index        GNMA Index
              ----------       --------       ------------
10/31/03      $10,000.00      $10,000.00      $10,000.00
11/30/03      $10,002.33      $10,013.00      $10,035.00
12/31/03      $10,068.77      $10,102.12      $10,128.33
01/31/04      $10,121.48      $10,187.98      $10,178.97
02/29/04      $10,189.40      $10,314.31      $10,246.15
03/31/04      $10,235.12      $10,411.27      $10,288.16
04/30/04      $10,038.05      $10,076.03      $10,126.63
05/31/04      $10,002.93      $10,041.77      $10,106.38
06/30/04      $10,057.51      $10,081.93      $10,197.34
07/31/04      $10,147.41      $10,177.71      $10,279.94
08/31/04      $10,290.21      $10,388.39      $10,422.83
09/30/04      $10,303.84      $10,415.40      $10,444.72
10/31/04      $10,357.11      $10,497.68      $10,527.23
11/30/04      $10,312.65      $10,357.01      $10,503.02
12/31/04      $10,367.10      $10,459.55      $10,571.29
01/31/05      $10,408.71      $10,535.90      $10,632.60
02/28/05      $10,364.04      $10,449.51      $10,599.64
03/31/05      $10,331.13      $10,415.03      $10,579.50
04/30/05      $10,444.55      $10,598.33      $10,687.41
05/31/05      $10,530.04      $10,727.63      $10,764.36
06/30/05      $10,560.69      $10,793.07      $10,795.58
07/31/05      $10,486.54      $10,646.28      $10,754.55
08/31/05      $10,606.32      $10,815.56      $10,843.81
--------------------------------------------------------------------------------

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                     1 year      5 year     Inception
---------------------------                     ------      ------     ---------
Short-Term U.S. Government Bond Fund             0.82%       2.87%       3.30%
Lehman 1-3 Year Treasury Index                   1.14%       4.31%       4.63%

--------------------------------------------------------------------------------

                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

                                  [Line Chart]

                                    Lehman
              Short-Term           1-3 Year
           U.S. Government         Treasury
              Bond Fund             Index
           ---------------         --------
01/18/00      $10,000.00         $10,000.00
01/31/00      $10,005.50          $9,996.00
02/29/00      $10,055.58         $10,061.97
03/31/00      $10,118.70         $10,126.37
04/30/00      $10,157.21         $10,148.65
05/31/00      $10,203.74         $10,191.27
06/30/00      $10,293.62         $10,298.28
07/31/00      $10,352.01         $10,364.19
08/31/00      $10,414.70         $10,440.88
09/30/00      $10,478.54         $10,518.15
10/31/00      $10,532.34         $10,573.89
11/30/00      $10,607.69         $10,675.40
12/31/00      $10,711.54         $10,804.58
01/31/01      $10,812.31         $10,941.79
02/28/01      $10,871.37         $11,014.01
03/31/01      $10,937.22         $11,105.43
04/30/01      $10,971.36         $11,134.30
05/31/01      $11,030.53         $11,194.42
06/30/01      $11,060.09         $11,233.61
07/31/01      $11,154.18         $11,362.79
08/31/01      $11,204.55         $11,433.24
09/30/01      $11,368.56         $11,621.89
10/31/01      $11,477.31         $11,733.46
11/30/01      $11,407.80         $11,705.30
12/31/01      $11,392.97         $11,708.81
01/31/02      $11,417.28         $11,732.23
02/28/02      $11,476.69         $11,789.72
03/31/02      $11,399.61         $11,702.47
04/30/02      $11,495.23         $11,840.56
05/31/02      $11,519.68         $11,885.56
06/30/02      $11,570.96         $11,990.15
07/31/02      $11,630.47         $12,140.03
08/31/02      $11,641.78         $12,182.52
09/30/02      $11,686.42         $12,287.29
10/31/02      $11,711.77         $12,315.55
11/30/02      $11,698.56         $12,273.67
12/31/02      $11,733.79         $12,393.96
01/31/03      $11,744.86         $12,391.48
02/28/03      $11,751.80         $12,446.00
03/31/03      $11,767.08         $12,468.40
04/30/03      $11,768.35         $12,490.85
05/31/03      $11,781.23         $12,538.31
06/30/03      $11,792.15         $12,558.37
07/31/03      $11,779.82         $12,485.53
08/31/03      $11,777.49         $12,491.78
09/30/03      $11,846.21         $12,610.45
10/31/03      $11,821.50         $12,561.27
11/30/03      $11,815.42         $12,554.99
12/31/03      $11,851.29         $12,627.81
01/31/04      $11,864.04         $12,654.32
02/29/04      $11,907.50         $12,717.60
03/31/04      $11,924.38         $12,758.29
04/30/04      $11,843.04         $12,629.43
05/31/04      $11,842.33         $12,615.54
06/30/04      $11,831.63         $12,614.28
07/31/04      $11,854.95         $12,659.69
08/31/04      $11,902.56         $12,749.57
09/30/04      $11,891.23         $12,739.37
10/31/04      $11,916.15         $12,778.87
11/30/04      $11,856.93         $12,713.69
12/31/04      $11,876.11         $12,741.66
01/31/05      $11,871.97         $12,736.57
02/28/05      $11,856.27         $12,706.00
03/31/05      $11,854.85         $12,706.00
04/30/05      $11,896.83         $12,779.69
05/31/05      $11,954.04         $12,828.26
06/30/05      $11,968.05         $12,852.63
07/31/05      $11,919.24         $12,814.07
08/31/05      $12,000.22         $12,894.80
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                     1 year      Inception
---------------------------                     ------      ---------
Short-Term U.S. Government Bond Fund             0.20%        0.33%
Lehman 1-3 Year Treasury Index                   1.14%        1.20% **

** Due to data limitations the benchmark performance information reflects the period 10/1/03 - 8/31/04. Share class commencement of operations was 10/16/03.

--------------------------------------------------------------------------------

                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

                                  [Line Chart]

                                    Lehman
              Short-Term           1-3 Year
           U.S. Government         Treasury
              Bond Fund             Index
           ---------------         --------
10/31/03      $10,000.00         $10,000.00
11/30/03       $9,991.20          $9,995.00
12/31/03      $10,024.30         $10,052.97
01/31/04      $10,030.14         $10,074.08
02/29/04      $10,053.68         $10,124.45
03/31/04      $10,070.00         $10,156.85
04/30/04       $9,996.93         $10,054.27
05/31/04       $9,982.27         $10,043.21
06/30/04       $9,978.50         $10,042.20
07/31/04       $9,993.66         $10,078.35
08/31/04      $10,029.39         $10,149.91
09/30/04      $10,015.68         $10,141.79
10/31/04      $10,022.73         $10,173.23
11/30/04       $9,977.92         $10,121.35
12/31/04       $9,989.38         $10,143.61
01/31/05       $9,981.81         $10,139.56
02/28/05       $9,964.34         $10,115.22
03/31/05       $9,958.54         $10,115.22
04/30/05       $9,989.46         $10,173.89
05/31/05      $10,023.32         $10,212.55
06/30/05      $10,040.18         $10,231.95
07/31/05       $9,997.37         $10,201.26
08/31/05      $10,049.72         $10,265.53
--------------------------------------------------------------------------------

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund and S&P MidCap Index Fund each had a correlation coefficient of 1.000 for the past fiscal year. The SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of ..991 and .998, respectively.

The small and mid-cap market sectors continued to outperform the large-cap sector through this last fiscal year, albeit with more volatility. These segments came out of the 2000 market bubble with much more attractive earning multiples and continued momentum has resulted in significant out-performance for the past three and five-year periods. These smaller sectors have demonstrated higher volatility recently but investors of the SmallCap and MidCap Index Funds have been well compensated for the risk. These trends inevitably shift.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000. The reason for this is that smaller companies represent a small element of such a massive index, their performance does not factor significantly into the total return. During periods where large cap stocks out perform their smaller counterparts, this strategy will result in underperformance. So why do it? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from and an investor can reduce holdings from any of the three holdings. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small cap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund, which is largely a technology fund, had excellent investment performance for the fiscal year. The three-year "look back" performance is compelling and I believe interest in this area will begin to solidify as investors come to realize that it is safe to get back in. This fund is likely to continue to be volatile for investors and will generally perform better during times of corporate prosperity. Conversely, as we all clearly remember the year 2000, these stocks suffer during times of economic retreat.

Our European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. This fund generally provides investors a low-cost, highly efficient tool to diversify internationally. The Fund significantly exceeded the performance of the U.S. markets, as measured against the S&P 500 Index for the fiscal year. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases, ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Equity Income Fund is actively managed as a value fund. The Equity Income Fund S and K shares were up 16.51% and 16.00%, respectively for the year. The S and K shares outperformed gains of the U.S. stock market as measured by the S&P 500 Index by 3.95% and 3.44%, respectively. The S and K shares also out-performed the benchmark, the BARRA/Value Index, by 1.73% and 1.22%, respectively for the year. The fund has invested a portion of its holdings in either the S&P 500 or Russell 2000 futures contracts through the year. The fund currently maintains an overweight focus in Consumer Cyclical, Utility, Energy and Financial Service/Banking, relative to the S&P 500 Index.

The past fiscal year reflected a period where the economy had robust growth, corporate profits were strong and general employment grew at a steady pace without introducing substantially higher labor costs into the economy. This is an ideal environment to invest in equities and the double-digit gains in all stock funds reflect that. As previously discussed, the Fed Funds Rate increased from 1.50% to 3.50% during the fiscal year. Monetary policy is still accommodative according to Fed comments, and that is a positive for equities. At the same time, the fiscal stimulus (congressional spending) has been substantial and appears to be growing rapidly. Investors should look to the Fed to take fiscal policy into consideration as they seek a neutral monetary policy. In my judgment, this means higher rates than we normally would expect for a neutral policy and there is a risk that the fed may overshoot a neutral policy. If we see congressional spending controls introduced to appease voter concerns and/or a signal from the Fed that they are nearing the end of their tightening, this will be a strong signal to the equity markets. On the other hand, if the economy falls under the weight of higher energy costs and the markets perceive this as a long-term structural change, there should be downward price pressure on most sectors.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance which is appropriate for your particular investment objectives.

REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year        5 year      10 year
---------------------------                    ------        ------      -------
CIT S&P 500 Index Fund                          12.31%       -2.65%       9.84%
S&P 500 Composite Stock Price Index             12.55%       -2.71%       9.85%

--------------------------------------------------------------------------------

                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

                                  [Line Chart]

                                S&P 500
                               Composite
              CIT S&P 500     Stock Price
              Index Fund         Index
              -----------     -----------
08/31/95      $10,000.00      $10,000.00
09/30/95      $10,422.91      $10,421.79
10/31/95      $10,400.21      $10,384.57
11/30/95      $10,852.36      $10,839.99
12/31/95      $11,059.35      $11,048.79
01/31/96      $11,423.50      $11,424.39
02/29/96      $11,518.50      $11,530.61
03/31/96      $11,625.29      $11,641.65
04/30/96      $11,816.39      $11,813.10
05/31/96      $12,118.97      $12,117.28
06/30/96      $12,159.42      $12,163.46
07/31/96      $11,622.74      $11,626.36
08/31/96      $11,863.05      $11,871.95
09/30/96      $12,523.64      $12,539.56
10/31/96      $12,870.17      $12,885.29
11/30/96      $13,838.73      $13,858.40
12/31/96      $13,562.62      $13,583.88
01/31/97      $14,403.07      $14,432.05
02/28/97      $14,510.18      $14,545.34
03/31/97      $13,904.48      $13,948.85
04/30/97      $14,724.34      $14,780.86
05/31/97      $15,618.73      $15,680.17
06/30/97      $16,302.36      $16,382.28
07/31/97      $17,592.24      $17,685.41
08/31/97      $16,626.91      $16,695.40
09/30/97      $17,528.41      $17,609.21
10/31/97      $16,951.38      $17,021.80
11/30/97      $17,732.63      $17,809.11
12/31/97      $18,037.37      $18,114.73
01/31/98      $18,233.71      $18,314.88
02/28/98      $19,539.77      $19,635.07
03/31/98      $20,535.12      $20,639.76
04/30/98      $20,749.29      $20,847.33
05/31/98      $20,389.48      $20,489.47
06/30/98      $21,203.94      $21,321.09
07/31/98      $20,971.69      $21,094.64
08/31/98      $17,978.19      $18,047.94
09/30/98      $19,113.14      $19,204.22
10/31/98      $20,712.38      $20,764.93
11/30/98      $21,952.74      $22,022.93
12/31/98      $23,222.32      $23,291.19
01/31/99      $24,225.42      $24,264.81
02/28/99      $23,479.75      $23,511.07
03/31/99      $24,399.94      $24,451.46
04/30/99      $25,299.36      $25,398.35
05/31/99      $24,676.00      $24,799.43
06/30/99      $26,037.76      $26,174.63
07/31/99      $25,242.52      $25,358.11
08/31/99      $25,126.36      $25,232.62
09/30/99      $24,437.17      $24,541.70
10/31/99      $25,980.76      $26,094.08
11/30/99      $26,502.61      $26,624.52
12/31/99      $28,103.20      $28,191.64
01/31/00      $26,689.08      $26,775.38
02/29/00      $26,170.57      $26,269.03
03/31/00      $28,704.00      $28,837.27
04/30/00      $27,814.99      $27,970.02
05/31/00      $27,266.44      $27,395.82
06/30/00      $27,934.25      $28,071.32
07/31/00      $27,554.96      $27,632.82
08/31/00      $29,242.78      $29,348.24
09/30/00      $27,729.25      $27,799.18
10/31/00      $27,624.64      $27,681.28
11/30/00      $25,458.70      $25,500.50
12/31/00      $25,600.77      $25,625.58
01/31/01      $26,482.55      $26,534.18
02/28/01      $24,147.28      $24,116.28
03/31/01      $22,650.97      $22,589.34
04/30/01      $24,372.40      $24,343.35
05/31/01      $24,547.46      $24,506.70
06/30/01      $23,951.76      $23,910.45
07/31/01      $23,717.52      $23,674.95
08/31/01      $22,243.71      $22,194.39
09/30/01      $20,467.34      $20,402.29
10/31/01      $20,830.03      $20,791.54
11/30/01      $22,398.41      $22,386.02
12/31/01      $22,577.01      $22,582.28
01/31/02      $22,252.51      $22,252.92
02/28/02      $21,849.35      $21,823.68
03/31/02      $22,641.11      $22,644.54
04/30/02      $21,280.28      $21,272.25
05/31/02      $21,122.51      $21,116.10
06/30/02      $19,623.42      $19,612.54
07/31/02      $18,169.47      $18,084.10
08/31/02      $18,278.27      $18,202.50
09/30/02      $16,270.62      $16,226.07
10/31/02      $17,711.82      $17,652.86
11/30/02      $18,785.26      $18,690.88
12/31/02      $17,669.58      $17,593.41
01/31/03      $17,190.40      $17,133.41
02/28/03      $16,930.85      $16,875.97
03/31/03      $17,087.68      $17,039.36
04/30/03      $18,490.77      $18,442.23
05/31/03      $19,482.96      $19,412.97
06/30/03      $19,734.22      $19,660.97
07/31/03      $20,076.19      $20,007.77
08/31/03      $20,478.53      $20,397.20
09/30/03      $20,247.89      $20,181.24
10/31/03      $21,398.57      $21,322.28
11/30/03      $21,590.34      $21,509.67
12/31/03      $22,704.28      $22,636.94
01/31/04      $23,109.54      $23,052.38
02/29/04      $23,423.61      $23,372.69
03/31/04      $23,073.06      $23,020.14
04/30/04      $22,707.15      $22,659.23
05/31/04      $23,012.08      $22,969.54
06/30/04      $23,457.17      $23,416.05
07/31/04      $22,671.87      $22,640.02
08/31/04      $22,763.66      $22,730.96
09/30/04      $22,995.68      $22,976.98
10/31/04      $23,354.03      $23,328.00
11/30/04      $24,295.97      $24,271.57
12/31/04      $25,120.17      $25,097.24
01/31/05      $24,512.01      $24,485.50
02/28/05      $25,027.40      $25,000.50
03/31/05      $24,584.16      $24,558.27
04/30/05      $24,108.01      $24,092.71
05/31/05      $24,863.64      $24,858.62
06/30/05      $24,901.94      $24,894.24
07/31/05      $25,816.16      $25,819.64
08/31/05      $25,566.83      $25,583.90
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year       Inception**
---------------------------                    ------       -----------
CIT S&P 500 Index Fund                         11.77%          9.51%
S&P 500 Composite Stock Price Index            12.55%         10.26%

--------------------------------------------------------------------------------

                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

                                  [Line Chart]

                               S&P 500
                              Composite
              CIT S&P 500    Stock Price
              Index Fund        Index
              -----------    -----------
10/31/03      $10,000.00     $10,000.00
11/30/03      $10,084.94     $10,087.88
12/31/03      $10,605.66     $10,616.57
01/31/04      $10,794.54     $10,811.40
02/29/04      $10,936.20     $10,961.63
03/31/04      $10,762.53     $10,796.28
04/30/04      $10,587.56     $10,627.02
05/31/04      $10,729.42     $10,772.55
06/30/04      $10,931.20     $10,981.96
07/31/04      $10,561.77     $10,618.01
08/31/04      $10,594.93     $10,660.66
09/30/04      $10,703.14     $10,776.04
10/31/04      $10,859.78     $10,940.67
11/30/04      $11,291.71     $11,383.19
12/31/04      $11,672.46     $11,770.43
01/31/05      $11,386.25     $11,483.52
02/28/05      $11,619.99     $11,725.06
03/31/05      $11,409.54     $11,517.65
04/30/05      $11,184.69     $11,299.35
05/31/05      $11,533.91     $11,658.55
06/30/05      $11,544.53     $11,675.26
07/31/05      $11,961.63     $12,109.26
08/31/05      $11,841.78     $11,998.71
--------------------------------------------------------------------------------

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares


REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year        5 year      10 year
---------------------------                    ------        ------      -------
CIT S&P MidCap Index Fund                      23.81%         6.87%      14.35%
S&P MidCap 400 Index                           23.87%         6.73%      14.32%

--------------------------------------------------------------------------------

                            CIT S&P MidCap Index Fund
                         versus the S&P MidCap 400 Index

                                  [Line Chart]

                  CIT
              S&P MidCap      S&P MidCap
              Index Fund      400 Index
              -----------    -----------
08/31/95      $10,000.00      $10,000.00
09/30/95      $10,251.08      $10,242.96
10/31/95       $9,982.08       $9,979.32
11/30/95      $10,409.08      $10,412.90
12/31/95      $10,382.65      $10,386.98
01/31/96      $10,536.13      $10,537.76
02/29/96      $10,889.12      $10,895.14
03/31/96      $11,022.18      $11,025.79
04/30/96      $11,353.39      $11,362.72
05/31/96      $11,499.74      $11,516.15
06/30/96      $11,323.74      $11,343.37
07/31/96      $10,565.73      $10,577.86
08/31/96      $11,176.78      $11,188.77
09/30/96      $11,667.00      $11,676.52
10/31/96      $11,690.29      $11,710.65
11/30/96      $12,353.20      $12,369.38
12/31/96      $12,339.44      $12,382.90
01/31/97      $12,813.09      $12,847.52
02/28/97      $12,706.93      $12,742.25
03/31/97      $12,163.95      $12,199.81
04/30/97      $12,459.03      $12,515.97
05/31/97      $13,541.00      $13,610.38
06/30/97      $13,930.91      $13,992.38
07/31/97      $15,304.27      $15,376.38
08/31/97      $15,271.37      $15,358.13
09/30/97      $16,144.40      $16,240.53
10/31/97      $15,467.93      $15,534.21
11/30/97      $15,688.37      $15,764.32
12/31/97      $16,274.41      $16,374.84
01/31/98      $15,988.58      $16,063.07
02/28/98      $17,283.75      $17,393.09
03/31/98      $18,083.44      $18,177.15
04/30/98      $18,405.88      $18,508.28
05/31/98      $17,572.92      $17,676.37
06/30/98      $17,693.65      $17,787.05
07/31/98      $17,002.07      $17,097.19
08/31/98      $13,840.57      $13,917.12
09/30/98      $15,118.73      $15,215.57
10/31/98      $16,452.21      $16,572.87
11/30/98      $17,268.01      $17,399.93
12/31/98      $19,283.27      $19,500.51
01/31/99      $18,576.39      $18,741.65
02/28/99      $17,588.83      $17,760.62
03/31/99      $18,085.52      $18,256.82
04/30/99      $19,513.60      $19,696.13
05/31/99      $19,607.42      $19,781.77
06/30/99      $20,660.65      $20,840.39
07/31/99      $20,221.95      $20,394.24
08/31/99      $19,532.56      $19,695.25
09/30/99      $18,935.00      $19,087.98
10/31/99      $19,919.44      $20,059.96
11/30/99      $20,916.51      $21,112.69
12/31/99      $22,120.00      $22,366.36
01/31/00      $21,515.41      $21,736.50
02/29/00      $22,961.16      $23,257.27
03/31/00      $25,155.29      $25,202.72
04/30/00      $24,351.48      $24,321.46
05/31/00      $24,008.87      $24,021.18
06/30/00      $24,417.23      $24,374.39
07/31/00      $24,840.27      $24,759.82
08/31/00      $27,431.38      $27,522.72
09/30/00      $27,262.69      $27,334.30
10/31/00      $26,414.46      $26,406.93
11/30/00      $24,473.07      $24,414.98
12/31/00      $26,431.39      $26,282.38
01/31/01      $26,951.51      $26,868.19
02/28/01      $25,454.20      $25,335.74
03/31/01      $23,685.80      $23,453.39
04/30/01      $26,231.47      $26,039.71
05/31/01      $26,863.93      $26,645.97
06/30/01      $26,803.53      $26,538.38
07/31/01      $26,423.35      $26,142.85
08/31/01      $25,631.28      $25,288.16
09/30/01      $22,588.16      $22,143.32
10/31/01      $23,477.70      $23,123.50
11/30/01      $25,222.88      $24,843.61
12/31/01      $26,518.15      $26,125.14
01/31/02      $26,406.33      $25,990.94
02/28/02      $26,438.28      $26,022.57
03/31/02      $28,305.57      $27,882.56
04/30/02      $28,177.56      $27,752.15
05/31/02      $27,729.54      $27,284.44
06/30/02      $25,738.39      $25,287.69
07/31/02      $23,239.83      $22,837.64
08/31/02      $23,383.97      $22,952.56
09/30/02      $21,483.78      $21,103.68
10/31/02      $22,414.38      $22,017.37
11/30/02      $23,697.95      $23,289.79
12/31/02      $22,748.43      $22,333.19
01/31/03      $22,120.99      $21,681.01
02/28/03      $21,557.91      $21,164.42
03/31/03      $21,683.56      $21,342.50
04/30/03      $23,231.24      $22,890.85
05/31/03      $25,117.46      $24,786.81
06/30/03      $25,417.33      $25,102.50
07/31/03      $26,321.62      $25,993.49
08/31/03      $27,468.15      $27,170.76
09/30/03      $27,041.52      $26,755.26
10/31/03      $29,063.16      $28,778.01
11/30/03      $30,098.24      $29,780.29
12/31/03      $30,608.83      $30,282.39
01/31/04      $31,256.98      $30,938.30
02/29/04      $32,034.75      $31,681.35
03/31/04      $32,161.30      $31,815.46
04/30/04      $31,090.34      $30,771.88
05/31/04      $31,723.18      $31,409.38
06/30/04      $32,444.78      $32,123.63
07/31/04      $30,949.33      $30,625.22
08/31/04      $30,884.31      $30,544.40
09/30/04      $31,814.26      $31,448.88
10/31/04      $32,205.01      $31,951.40
11/30/04      $34,061.12      $33,853.47
12/31/04      $35,482.34      $35,270.75
01/31/05      $34,552.46      $34,370.46
02/28/05      $35,743.36      $35,522.94
03/31/05      $35,320.83      $35,129.84
04/30/05      $33,929.61      $33,764.91
05/31/05      $35,959.16      $35,797.15
06/30/05      $36,812.56      $36,626.89
07/31/05      $38,713.83      $38,550.20
08/31/05      $38,238.51      $38,120.25
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year       Inception**
---------------------------                    ------       -----------
CIT S&P MidCap Index Fund                      23.20%        15.89%
S&P MidCap 400 Index                           23.26%        16.79%

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------

                            CIT S&P MidCap Index Fund
                         versus the S&P MidCap 400 Index

                                  [Line Chart]

                  CIT
              S&P MidCap      S&P MidCap
              Index Fund      400 Index
              -----------    -----------
10/31/03      $10,000.00      $10,000.00
11/30/03      $10,356.35      $10,348.28
12/31/03      $10,532.52      $10,522.75
01/31/04      $10,749.74      $10,750.67
02/29/04      $11,011.52      $11,008.87
03/31/04      $11,053.13      $11,055.47
04/30/04      $10,679.87      $10,692.84
05/31/04      $10,891.56      $10,914.37
06/30/04      $11,129.62      $11,162.56
07/31/04      $10,616.89      $10,641.88
08/31/04      $10,589.03      $10,613.80
09/30/04      $10,905.41      $10,928.09
10/31/04      $11,033.65      $11,102.71
11/30/04      $11,663.67      $11,763.66
12/31/04      $12,140.86      $12,256.14
01/31/05      $11,822.83      $11,943.31
02/28/05      $12,224.55      $12,343.78
03/31/05      $12,076.70      $12,207.18
04/30/05      $11,595.86      $11,732.99
05/31/05      $12,283.56      $12,439.18
06/30/05      $12,570.83      $12,727.51
07/31/05      $13,213.91      $13,395.84
08/31/05      $13,046.15      $13,246.44
--------------------------------------------------------------------------------

REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year        5 year    Inception
---------------------------                    ------        ------    ---------
CIT S&P SmallCap Index Fund                    26.17%         9.07%      10.77%
S&P SmallCap 600 Index                         26.49%        10.15%      11.75%

--------------------------------------------------------------------------------

                           CIT S&P SmallCap Index Fund
                        versus the S&P SmallCap 600 Index

                                  [Line Chart]

                     CIT
                 S&P SmallCap     S&P SmallCap
                  Index Fund        600 Index
                  -----------      -----------
10/02/96           $10,000.00      $10,000.00
10/31/96            $9,850.00       $9,865.00
11/30/96           $10,240.00      $10,377.08
12/31/96           $10,372.50      $10,498.50
01/31/97           $10,635.09      $10,673.14
02/28/97           $10,382.60      $10,452.33
03/31/97            $9,839.13       $9,916.14
04/30/97           $10,001.76      $10,037.40
05/31/97           $11,109.68      $11,216.33
06/30/97           $11,578.46      $11,711.91
07/31/97           $12,200.19      $12,448.12
08/31/97           $12,485.57      $12,761.55
09/30/97           $13,284.45      $13,605.40
10/31/97           $12,711.75      $13,018.47
11/30/97           $12,642.28      $12,923.80
12/31/97           $12,867.56      $13,184.01
01/31/98           $12,592.20      $12,926.92
02/28/98           $13,672.44      $14,104.17
03/31/98           $14,190.54      $14,642.32
04/30/98           $14,286.06      $14,728.11
05/31/98           $13,490.03      $13,948.22
06/30/98           $13,503.30      $13,988.44
07/31/98           $12,439.21      $12,918.67
08/31/98           $10,066.29      $10,428.73
09/30/98           $10,698.78      $11,065.33
10/31/98           $11,178.79      $11,578.43
11/30/98           $11,778.62      $12,229.41
12/31/98           $12,493.43      $13,009.29
01/31/99           $12,374.45      $12,846.77
02/28/99           $11,260.31      $11,689.12
03/31/99           $11,424.62      $11,840.10
04/30/99           $12,150.85      $12,622.18
05/31/99           $12,389.32      $12,929.48
06/30/99           $13,107.97      $13,664.96
07/31/99           $12,977.75      $13,544.63
08/31/99           $12,435.21      $12,948.77
09/30/99           $12,472.42      $13,003.62
10/31/99           $12,483.30      $12,970.76
11/30/99           $13,011.35      $13,519.66
12/31/99           $14,172.02      $14,623.52
01/31/00           $13,784.37      $14,170.44
02/29/00           $15,745.42      $16,067.58
03/31/00           $15,079.69      $15,473.77
04/30/00           $14,771.24      $15,208.41
05/31/00           $14,280.01      $14,758.94
06/30/00           $15,239.17      $15,632.38
07/31/00           $14,827.30      $15,247.93
08/31/00           $16,120.11      $16,599.18
09/30/00           $15,632.16      $16,147.33
10/31/00           $15,586.25      $16,248.01
11/30/00           $14,034.28      $14,557.24
12/31/00           $15,722.03      $16,350.87
01/31/01           $16,231.93      $17,051.39
02/28/01           $15,260.69      $16,011.29
03/31/01           $14,583.85      $15,277.90
04/30/01           $15,654.23      $16,442.00
05/31/01           $15,909.66      $16,756.73
06/30/01           $16,458.25      $17,370.39
07/31/01           $16,092.79      $17,080.48
08/31/01           $15,702.95      $16,691.36
09/30/01           $13,658.04      $14,435.52
10/31/01           $14,378.16      $15,205.26
11/30/01           $15,366.82      $16,316.91
12/31/01           $16,391.35      $17,421.01
01/31/02           $16,489.06      $17,572.96
02/28/02           $16,232.57      $17,270.61
03/31/02           $17,434.56      $18,634.66
04/30/02           $17,898.83      $19,161.26
05/31/02           $17,153.55      $18,368.73
06/30/02           $16,247.13      $17,418.59
07/31/02           $14,034.39      $14,958.39
08/31/02           $14,181.09      $15,101.05
09/30/02           $13,296.73      $14,177.00
10/31/02           $13,749.33      $14,630.00
11/30/02           $14,495.50      $15,391.62
12/31/02           $13,990.55      $14,873.01
01/31/03           $13,499.22      $14,361.78
02/28/03           $13,093.88      $13,901.93
03/31/03           $13,179.49      $14,010.89
04/30/03           $14,224.51      $15,148.00
05/31/03           $15,343.29      $16,368.40
06/30/03           $15,695.89      $16,794.31
07/31/03           $16,520.05      $17,667.24
08/31/03           $17,307.30      $18,526.65
09/30/03           $16,824.74      $17,982.28
10/31/03           $18,252.44      $19,540.85
11/30/03           $18,935.71      $20,280.33
12/31/03           $19,255.20      $20,639.50
01/31/04           $19,826.64      $21,232.53
02/29/04           $20,186.90      $21,640.93
03/31/04           $20,431.63      $21,925.58
04/30/04           $19,748.09      $21,198.61
05/31/04           $20,021.50      $21,522.72
06/30/04           $21,049.30      $22,714.75
07/31/04           $19,917.21      $21,469.82
08/31/04           $19,718.17      $21,282.14
09/30/04           $20,756.45      $22,404.40
10/31/04           $21,154.89      $22,822.13
11/30/04           $22,955.96      $24,772.20
12/31/04           $23,488.57      $25,316.67
01/31/05           $22,903.31      $24,742.69
02/28/05           $23,540.59      $25,451.97
03/31/05           $22,918.91      $24,794.72
04/30/05           $21,629.72      $23,410.41
05/31/05           $23,088.20      $24,960.29
06/30/05           $23,861.84      $25,771.75
07/31/05           $25,283.12      $27,322.93
08/31/05           $24,878.91      $26,919.95
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year      Inception **
---------------------------                    ------      ------------
CIT S&P SmallCap Index Fund                    25.53%        17.65%
S&P SmallCap 600 Index                         26.49%        18.90%

--------------------------------------------------------------------------------

                           CIT S&P SmallCap Index Fund
                        versus the S&P SmallCap 600 Index

                                  [Line Chart]

                 CIT
              S&P SmallCap   S&P SmallCap
              Index Fund      600 Index
              -----------    -----------
10/31/03      $10,000.00     $10,000.00
11/30/03      $10,367.60     $10,378.43
12/31/03      $10,544.48     $10,562.23
01/31/04      $10,843.81     $10,865.72
02/29/04      $11,047.89     $11,074.72
03/31/04      $11,170.34     $11,220.39
04/30/04      $10,789.38     $10,848.36
05/31/04      $10,939.04     $11,014.22
06/30/04      $11,496.88     $11,624.24
07/31/04      $10,871.01     $10,987.15
08/31/04      $10,762.16     $10,891.10
09/30/04      $11,320.00     $11,465.42
10/31/04      $11,537.70     $11,679.19
11/30/04      $12,508.12     $12,677.13
12/31/04      $12,791.90     $12,955.75
01/31/05      $12,536.49     $12,662.02
02/28/05      $12,877.05     $13,024.99
03/31/05      $12,529.68     $12,688.64
04/30/05      $11,827.28     $11,980.22
05/31/05      $12,558.07     $12,773.37
06/30/05      $12,970.92     $13,188.63
07/31/05      $13,730.15     $13,982.44
08/31/05      $13,510.19     $13,776.21
--------------------------------------------------------------------------------

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares


REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year      5 year    Inception
---------------------------                    ------      ------    ---------
CIT Equity Income Fund                         16.51%       3.50%      8.69%
S&P BARRA/Value Index                          14.77%       2.09%      9.21%
S&P 500 Composite Stock Price Index            12.55%      -2.71%      8.84%

--------------------------------------------------------------------------------

                               Equity Income Fund
                        versus the S&P BARRA/Value Index
                    & the S&P 500 Composite Stock Price Index

                                  [Line Chart]

                 CIT                             S&P 500
               Equity             S&P           Composite
               Income          BARRA/Value     Stock Price
                Fund             Index            Index
             ----------        ----------      ----------
09/04/96     $10,000.00        $10,000.00      $10,000.00
09/30/96     $10,206.90        $10,366.00      $10,562.34
10/31/96     $10,527.75        $10,716.60      $10,853.55
11/30/96     $11,208.65        $11,533.54      $11,673.23
12/31/96     $11,096.97        $11,344.34      $11,441.99
01/31/97     $11,574.49        $11,868.70      $12,156.43
02/28/97     $11,667.91        $11,954.63      $12,251.86
03/31/97     $11,245.42        $11,546.17      $11,749.42
04/30/97     $11,737.08        $11,978.54      $12,450.24
05/31/97     $12,354.27        $12,728.84      $13,207.75
06/30/97     $12,801.36        $13,215.15      $13,799.15
07/31/97     $13,824.21        $14,275.12      $14,896.80
08/31/97     $13,328.60        $13,630.99      $14,062.90
09/30/97     $14,064.00        $14,429.56      $14,832.61
10/31/97     $13,617.86        $13,899.93      $14,337.83
11/30/97     $14,079.12        $14,428.22      $15,001.00
12/31/97     $14,347.76        $14,747.90      $15,258.43
01/31/98     $14,204.29        $14,566.05      $15,427.02
02/28/98     $15,219.67        $15,657.62      $16,539.04
03/31/98     $16,086.82        $16,450.20      $17,385.31
04/30/98     $16,220.05        $16,644.84      $17,560.16
05/31/98     $16,075.72        $16,411.09      $17,258.72
06/30/98     $16,228.60        $16,535.54      $17,959.22
07/31/98     $15,792.70        $16,176.93      $17,768.47
08/31/98     $13,389.71        $13,579.24      $15,202.17
09/30/98     $13,865.61        $14,405.61      $16,176.13
10/31/98     $14,845.56        $15,531.53      $17,490.75
11/30/98     $15,431.27        $16,339.96      $18,550.39
12/31/98     $16,233.81        $16,911.80      $19,618.67
01/31/99     $16,449.05        $17,253.42      $20,438.77
02/28/99     $16,131.85        $16,883.59      $19,803.88
03/31/99     $16,445.99        $17,395.26      $20,595.99
04/30/99     $17,493.80        $18,896.63      $21,393.57
05/31/99     $16,901.56        $18,556.30      $20,889.09
06/30/99     $17,588.21        $19,268.48      $22,047.46
07/31/99     $17,061.83        $18,676.01      $21,359.69
08/31/99     $16,455.34        $18,202.03      $21,253.98
09/30/99     $15,681.66        $17,492.17      $20,672.00
10/31/99     $16,291.44        $18,480.41      $21,979.61
11/30/99     $16,253.45        $18,372.46      $22,426.41
12/31/99     $16,868.26        $19,062.26      $23,746.43
01/31/00     $16,248.80        $18,455.75      $22,553.48
02/29/00     $15,927.16        $17,302.86      $22,126.97
03/31/00     $17,176.79        $19,105.47      $24,290.26
04/30/00     $16,709.97        $18,977.54      $23,559.75
05/31/00     $16,554.36        $19,036.18      $23,076.09
06/30/00     $16,354.58        $18,285.13      $23,645.08
07/31/00     $16,474.84        $18,651.20      $23,275.72
08/31/00     $17,809.66        $19,900.84      $24,720.65
09/30/00     $17,386.60        $19,895.95      $23,415.85
10/31/00     $17,337.90        $20,266.71      $23,316.54
11/30/00     $16,303.59        $19,230.01      $21,479.62
12/31/00     $16,667.74        $20,218.87      $21,584.98
01/31/01     $16,029.03        $21,071.89      $22,350.31
02/28/01     $15,881.64        $19,676.61      $20,313.66
03/31/01     $15,316.88        $18,900.49      $19,027.48
04/30/01     $16,255.66        $20,181.16      $20,504.93
05/31/01     $16,428.59        $20,392.08      $20,642.52
06/30/01     $15,894.23        $19,731.64      $20,140.29
07/31/01     $15,534.40        $19,390.46      $19,941.92
08/31/01     $15,149.77        $18,271.03      $18,694.82
09/30/01     $14,332.47        $16,536.74      $17,185.28
10/31/01     $14,382.32        $16,537.29      $17,513.16
11/30/01     $15,242.27        $17,587.21      $18,856.23
12/31/01     $15,699.92        $17,855.87      $19,021.54
01/31/02     $15,562.20        $17,366.30      $18,744.11
02/28/02     $15,512.12        $17,209.78      $18,382.56
03/31/02     $16,146.87        $18,091.79      $19,073.98
04/30/02     $15,983.77        $17,186.06      $17,918.08
05/31/02     $15,732.85        $17,255.55      $17,786.54
06/30/02     $15,077.19        $16,167.65      $16,520.07
07/31/02     $14,171.05        $14,421.22      $15,232.63
08/31/02     $14,322.07        $14,519.61      $15,332.35
09/30/02     $13,201.10        $12,862.34      $13,667.57
10/31/02     $13,542.18        $13,929.78      $14,869.38
11/30/02     $13,858.00        $14,906.92      $15,743.73
12/31/02     $13,716.89        $14,132.49      $14,819.31
01/31/03     $13,222.02        $13,746.81      $14,431.84
02/28/03     $13,044.37        $13,371.84      $14,214.99
03/31/03     $13,245.75        $13,354.58      $14,352.62
04/30/03     $14,072.81        $14,674.04      $15,534.29
05/31/03     $14,925.32        $15,752.62      $16,351.96
06/30/03     $15,197.49        $15,868.23      $16,560.86
07/31/03     $15,414.41        $16,220.69      $16,852.98
08/31/03     $15,720.66        $16,570.74      $17,181.00
09/30/03     $15,679.57        $16,271.29      $16,999.09
10/31/03     $16,447.55        $17,383.04      $17,960.22
11/30/03     $16,805.94        $17,538.93      $18,118.05
12/31/03     $17,489.19        $18,621.35      $19,067.59
01/31/04     $17,720.49        $18,950.61      $19,417.51
02/29/04     $18,247.35        $19,378.42      $19,687.32
03/31/04     $18,259.30        $19,243.97      $19,390.36
04/30/04     $17,744.23        $18,769.49      $19,086.35
05/31/04     $17,988.89        $18,984.91      $19,347.74
06/30/04     $18,378.67        $19,397.05      $19,723.84
07/31/04     $18,068.92        $19,027.81      $19,070.17
08/31/04     $18,159.26        $19,232.15      $19,146.78
09/30/04     $18,582.07        $19,596.06      $19,354.01
10/31/04     $18,569.12        $19,892.02      $19,649.68
11/30/04     $19,592.11        $20,861.97      $20,444.47
12/31/04     $20,190.10        $21,540.78      $21,139.95
01/31/05     $19,838.63        $21,017.41      $20,624.66
02/28/05     $20,437.44        $21,397.72      $21,058.46
03/31/05     $19,956.70        $21,017.76      $20,685.96
04/30/05     $19,446.33        $20,588.78      $20,293.81
05/31/05     $20,153.00        $21,239.97      $20,938.95
06/30/05     $20,500.31        $21,560.69      $20,968.96
07/31/05     $21,300.90        $22,239.79      $21,748.44
08/31/05     $21,156.53        $22,072.81      $21,549.87
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year      Inception**
---------------------------                    ------      -----------
CIT Equity Income Fund                         16.00%       13.62%
S&P BARRA/Value Index                          14.77%       13.82%
S&P 500 Composite Stock Price Index            12.55%       10.26%

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------

                               Equity Income Fund
                        versus the S&P BARRA/Value Index
                    & the S&P 500 Composite Stock Price Index

                                  [Line Chart]

                 CIT                             S&P 500
               Equity             S&P           Composite
               Income          BARRA/Value     Stock Price
                Fund             Index            Index
             ----------        ----------      ----------
10/31/03     $10,000.00        $10,000.00      $10,000.00
11/30/03     $10,217.90        $10,089.68      $10,087.88
12/31/03     $10,627.08        $10,712.36      $10,616.57
01/31/04     $10,751.65        $10,901.78      $10,811.40
02/29/04     $11,070.85        $11,147.89      $10,961.63
03/31/04     $11,077.40        $11,070.54      $10,796.28
04/30/04     $10,758.00        $10,797.59      $10,627.02
05/31/04     $10,898.22        $10,921.51      $10,772.55
06/30/04     $11,137.53        $11,158.61      $10,981.96
07/31/04     $10,934.89        $10,946.19      $10,618.01
08/31/04     $10,989.45        $11,063.74      $10,660.66
09/30/04     $11,244.69        $11,273.09      $10,776.04
10/31/04     $11,229.08        $11,443.35      $10,940.67
11/30/04     $11,838.16        $12,001.34      $11,383.19
12/31/04     $12,196.36        $12,391.84      $11,770.43
01/31/05     $11,984.72        $12,090.75      $11,483.52
02/28/05     $12,345.29        $12,309.54      $11,725.06
03/31/05     $12,049.15        $12,090.96      $11,517.65
04/30/05     $11,734.35        $11,844.18      $11,299.35
05/31/05     $12,159.34        $12,218.79      $11,658.55
06/30/05     $12,353.88        $12,403.29      $11,675.26
07/31/05     $12,834.80        $12,793.96      $12,109.26
08/31/05     $12,748.07        $12,697.90      $11,998.71
--------------------------------------------------------------------------------

REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year        5 year    Inception
---------------------------                    ------        ------    ---------
CIT European Growth & Income Fund              23.15%        -0.68%     -1.25%
Dow Jones Stoxx 50 Index (U.S. Dollars)        23.71%        -0.67%     -1.56%

--------------------------------------------------------------------------------

                          European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

                                  [Line Chart]

                  CIT
               European           Dow Jones
               Growth &            Stoxx 50
                Income              Index
                 Fund           (U.S. Dollars)
              ----------         -----------
01/18/00      $10,000.00         $10,000.00
01/31/00       $9,720.00          $9,288.76
02/29/00      $10,060.00          $9,906.66
03/31/00      $10,298.80         $10,212.79
04/30/00       $9,918.48          $9,769.41
05/31/00       $9,858.42          $9,751.62
06/30/00       $9,892.45          $9,778.92
07/31/00       $9,641.12          $9,581.25
08/31/00       $9,641.12          $9,468.26
09/30/00       $8,996.80          $8,974.88
10/31/00       $9,067.41          $8,946.49
11/30/00       $8,593.36          $8,565.10
12/31/00       $9,047.23          $9,116.20
01/31/01       $9,037.15          $9,052.06
02/28/01       $8,119.31          $8,082.22
03/31/01       $7,664.53          $7,535.40
04/30/01       $8,281.33          $8,135.13
05/31/01       $7,927.43          $7,727.48
06/30/01       $7,517.41          $7,409.36
07/31/01       $7,476.77          $7,402.44
08/31/01       $7,243.12          $7,158.56
09/30/01       $6,711.12          $6,564.75
10/31/01       $6,915.10          $6,748.01
11/30/01       $7,108.89          $6,926.47
12/31/01       $7,272.07          $7,087.30
01/31/02       $6,904.90          $6,672.46
02/28/02       $6,853.90          $6,687.78
03/31/02       $7,143.87          $7,004.56
04/30/02       $7,072.33          $6,894.81
05/31/02       $7,000.79          $6,850.26
06/30/02       $6,696.64          $6,646.74
07/31/02       $6,016.67          $5,874.98
08/31/02       $5,975.46          $5,859.81
09/30/02       $5,266.96          $5,034.40
10/31/02       $5,763.64          $5,595.70
11/30/02       $6,043.03          $5,847.76
12/31/02       $5,777.72          $5,567.07
01/31/03       $5,653.46          $5,310.24
02/28/03       $5,446.38          $5,178.73
03/31/03       $5,405.48          $5,094.98
04/30/03       $6,040.80          $5,793.74
05/31/03       $6,415.75          $6,124.28
06/30/03       $6,411.48          $6,191.10
07/31/03       $6,463.78          $6,263.66
08/31/03       $6,463.78          $6,161.35
09/30/03       $6,562.20          $6,297.49
10/31/03       $6,919.18          $6,661.26
11/30/03       $7,202.67          $6,987.91
12/31/03       $7,812.38          $7,621.51
01/31/04       $7,864.95          $7,610.82
02/29/04       $8,033.18          $7,778.23
03/31/04       $7,707.44          $7,489.40
04/30/04       $7,644.09          $7,455.51
05/31/04       $7,718.00          $7,524.34
06/30/04       $7,810.06          $7,561.16
07/31/04       $7,511.73          $7,382.68
08/31/04       $7,565.00          $7,402.34
09/30/04       $7,817.74          $7,708.15
10/31/04       $8,138.57          $7,966.29
11/30/04       $8,619.83          $8,486.55
12/31/04       $8,927.19          $8,800.45
01/31/05       $8,691.70          $8,576.98
02/28/05       $9,087.75          $8,989.61
03/31/05       $8,824.65          $8,756.93
04/30/05       $8,717.03          $8,595.24
05/31/05       $8,706.27          $8,612.81
06/30/05       $8,794.51          $8,749.60
07/31/05       $9,131.51          $9,077.25
08/31/05       $9,316.31          $9,157.24
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year        Inception**
---------------------------                    ------        -----------
CIT European Growth & Income Fund              22.78%          16.53%
Dow Jones Stoxx 50 Index (U.S. Dollars)        23.71%          18.32%

--------------------------------------------------------------------------------

                          European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

                                  [Line Chart]

                  CIT
               European           Dow Jones
               Growth &            Stoxx 50
                Income              Index
                 Fund           (U.S. Dollars)
              ----------         -----------
10/31/03      $10,000.00         $10,000.00
11/30/03      $10,409.71         $10,490.38
12/31/03      $11,290.44         $11,441.55
01/31/04      $11,366.31         $11,425.50
02/29/04      $11,593.94         $11,676.82
03/31/04      $11,111.97         $11,243.22
04/30/04      $11,020.65         $11,192.35
05/31/04      $11,111.97         $11,295.67
06/30/04      $11,243.04         $11,350.95
07/31/04      $10,814.74         $11,083.01
08/31/04      $10,875.92         $11,112.53
09/30/04      $11,249.62         $11,571.62
10/31/04      $11,709.41         $11,959.14
11/30/04      $12,383.77         $12,740.16
12/31/04      $12,812.91         $13,211.40
01/31/05      $12,491.06         $12,875.93
02/28/05      $13,058.13         $13,495.36
03/31/05      $12,681.56         $13,146.06
04/30/05      $12,527.67         $12,903.33
05/31/05      $12,496.89         $12,929.71
06/30/05      $12,624.16         $13,135.06
07/31/05      $13,105.53         $13,626.94
08/31/05      $13,353.97         $13,747.02
--------------------------------------------------------------------------------

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares


REGULAR SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year      5 year      Inception
---------------------------                    ------      ------      ---------
CIT Nasdaq-100 Index Fund                      15.47%      -17.53%      -14.74%
Nasdaq-100 Index                               16.01%      -17.10%      -13.91%

--------------------------------------------------------------------------------

                              Nasdaq-100 Index Fund
                           versus the Nasdaq-100 Index

                                  [Line Chart]

                 CIT
             Nasdaq-100
                Index         Nasdaq-100
                Fund            Index
             ----------      -----------
01/18/00     $10,000.00      $10,000.00
01/31/00      $9,380.00       $9,628.57
02/29/00     $11,050.00      $11,508.66
03/31/00     $11,508.20      $11,861.76
04/30/00      $9,865.60      $10,177.39
05/31/00      $8,743.83       $8,966.38
06/30/00      $9,889.24      $10,152.48
07/31/00      $9,498.08       $9,736.12
08/31/00     $10,701.64      $10,999.62
09/30/00      $9,358.67       $9,632.04
10/31/00      $8,601.50       $8,854.49
11/30/00      $6,537.34       $6,762.09
12/31/00      $6,149.17       $6,317.43
01/31/01      $6,790.55       $6,995.76
02/28/01      $4,998.74       $5,148.81
03/31/01      $4,108.54       $4,244.99
04/30/01      $4,842.57       $5,005.81
05/31/01      $4,699.84       $4,856.99
06/30/01      $4,783.54       $4,938.78
07/31/01      $4,385.77       $4,543.49
08/31/01      $3,824.80       $3,966.55
09/30/01      $3,035.26       $3,153.33
10/31/01      $3,546.24       $3,683.65
11/30/01      $4,149.21       $4,308.15
12/31/01      $4,098.11       $4,256.88
01/31/02      $4,036.79       $4,184.54
02/28/02      $3,546.24       $3,669.55
03/31/02      $3,781.30       $3,922.23
04/30/02      $3,321.41       $3,448.00
05/31/02      $3,147.67       $3,262.70
06/30/02      $2,718.44       $2,838.97
07/31/02      $2,503.83       $2,598.21
08/31/02      $2,462.95       $2,545.22
09/30/02      $2,176.80       $2,248.52
10/31/02      $2,575.37       $2,672.83
11/30/02      $2,912.62       $3,015.03
12/31/02      $2,565.15       $2,659.52
01/31/03      $2,554.93       $2,656.20
02/28/03      $2,616.25       $2,729.94
03/31/03      $2,646.91       $2,754.28
04/30/03      $2,871.74       $2,990.82
05/31/03      $3,117.01       $3,239.73
06/30/03      $3,127.23       $3,250.08
07/31/03      $3,311.19       $3,454.00
08/31/03      $3,484.92       $3,628.59
09/30/03      $3,382.73       $3,527.32
10/31/03      $3,668.88       $3,834.56
11/30/03      $3,699.54       $3,856.65
12/31/03      $3,801.73       $3,975.50
01/31/04      $3,863.05       $4,043.98
02/29/04      $3,801.73       $3,983.71
03/31/04      $3,719.98       $3,897.16
04/30/04      $3,617.78       $3,797.34
05/31/04      $3,791.51       $3,974.39
06/30/04      $3,914.15       $4,111.25
07/31/04      $3,617.78       $3,796.78
08/31/04      $3,536.02       $3,713.20
09/30/04      $3,638.22       $3,832.80
10/31/04      $3,832.39       $4,033.86
11/30/04      $4,047.01       $4,266.08
12/31/04      $4,185.49       $4,402.66
01/31/05      $3,929.02       $4,127.37
02/28/05      $3,908.50       $4,107.46
03/31/05      $3,836.69       $4,030.38
04/30/05      $3,672.56       $3,863.17
05/31/05      $3,990.57       $4,197.47
06/30/05      $3,857.21       $4,064.10
07/31/05      $4,144.45       $4,368.33
08/31/05      $4,082.90       $4,307.86
--------------------------------------------------------------------------------

K SHARES

Average Annual Total Returns*
For periods ended 8/31/2005                    1 year        Inception **
---------------------------                    ------        ------------
CIT Nasdaq-100 Index Fund                      15.13%           5.08%
Nasdaq-100 Index                               16.01%           6.01%

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------

                              Nasdaq-100 Index Fund
                           versus the Nasdaq-100 Index

                                  [Line Chart]

                 CIT
             Nasdaq-100
                Index         Nasdaq-100
                Fund            Index
             ----------      -----------
10/31/03     $10,000.00      $10,000.00
11/30/03     $10,083.56      $10,057.61
12/31/03     $10,362.11      $10,367.53
01/31/04     $10,529.25      $10,546.13
02/29/04     $10,362.11      $10,388.95
03/31/04     $10,139.27      $10,163.24
04/30/04      $9,860.73       $9,902.93
05/31/04     $10,306.40      $10,364.64
06/30/04     $10,640.67      $10,721.56
07/31/04      $9,832.86       $9,901.45
08/31/04      $9,610.03       $9,683.49
09/30/04      $9,888.58       $9,995.40
10/31/04     $10,389.97      $10,519.75
11/30/04     $10,974.93      $11,125.34
12/31/04     $11,343.45      $11,481.53
01/31/05     $10,672.91      $10,763.61
02/28/05     $10,617.02      $10,711.69
03/31/05     $10,421.44      $10,510.66
04/30/05      $9,974.42      $10,074.94
05/31/05     $10,812.60      $10,946.78
06/30/05     $10,477.33      $10,598.96
07/31/05     $11,231.70      $11,392.37
08/31/05     $11,064.06      $11,234.69
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                                                                8/31/2005

                                                                                                                          Percentage
                                                                                                                           of Total
      Security                                            Description                                         Value       Investment
------------------------------------------------------------------------------------------------------------------------------------
1     SACRAMENTO, COUNTY OF                               Series A                                         $2,024,383        3.6%
2     CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY    Series A                                          2,022,316        3.6%
3     CALIFORNIA DEPARTMENT OF WATER RESOURCES            Power Supply Revenue Bonds; Series C-8            2,000,000        3.6%
4     CALIFORNIA, STATE OF                                General Obligation Bonds; Series 2003C-1          2,000,000        3.6%
5     CHINO BASIN REGIONAL FINANCING AUTHORITY            Inland Empire Utilities Agency; Series 2002A      2,000,000        3.6%
6     KERN, COUNTY OF                                     Tax revenue Refunding Bonds; 1993 Series A        2,000,000        3.6%
7     ORANGE COUNTY WATER DISTRICT                        Certificates of Participation; Series A           2,000,000        3.6%
8     RIVERSIDE, COUNTY OF                                Community Facilities District 89-5, Special Tax   2,000,000        3.6%
9     WILLIAM S. HART UNION HIGH SCHOOL DISTRICT          School Facility Bridge Funding Program            2,000,000        3.6%
10    CAPITAL ASSET LEASING CORP                          Certificates of Participation                     2,000,000        3.6%
11    EAST BAY MUNICIPAL UTILITY DISTRICT                 Certificates of Participation                     2,000,000        3.6%
12    UNIVERSITY OF CALIFORNIA BOARD OF REGENTS           Commercial Paper Notes; Series A                  2,000,000        3.6%

                              [Bar Chart]

Variable Rate Demand Notes                      72.2%
Tax and Revenue Anticipation Notes              16.7%
Commercial Paper                                10.8%
Other Net Assets                                 0.3%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------------------------------------------
                                                     Beginning
DIRECT SHARES                                      Account Value      Ending Account Value             Expenses
                                                   March 1, 2005        August 31, 2005          Paid During Period*
--------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                            $1,000                $1,009                     $2.68
--------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses        $1,000                $1,023                     $2.70
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.53%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA INSURED INTERMEDIATE FUND                                                                                 8/31/2005

                                                                                                                         Percentage
                                                                                                                           of Total
      Security                                      Description                                               Value      Investment
------------------------------------------------------------------------------------------------------------------------------------
1     MONTEREY, COUNTY OF                           Certificates of Participation                           $659,862        3.0%
2     CALIFORNIA STATE ECONOMIC RECOVERY            General Obligation; Series A                             655,026        3.0%
3     IMPERIAL IRRIGATION DISTRICT                  Certificates of Participation; 1997 Capital Projects     648,456        3.0%
4     OAK PARK UNIFIED SCHOOL DISTRICT              General Obligation, Refunding Bonds                      623,052        2.9%
5     EASTERN MUNICIPAL WATER DISTRICT              Certificates of Participation; Series A                  605,847        2.8%
6     FRESNO, CITY OF                               Water System Revenue Refunding; Series A                 571,925        2.6%
7     CASTAIC LAKE WATER AGENCY                     Water System Improvement Projects; Series 2001A          571,570        2.6%
8     SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY    San Juan Power Project 2002 Refunding; Series A          566,580        2.6%
9     FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT   General Obligation Refunding Bonds 20025                 566,360        2.6%
10    OAKLAND JOINT POWERS FINANCING AUTHORITY      Convention Centers; Series 2001                          565,085        2.6%

                              [Bar Chart]

Long Term Securities            96.5%
Variable Rate Demand Notes       2.2%
Other Net Assets                 1.3%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

------------------------------------------------------------------------------------------------------------------------
                                                         Beginning
DIRECT SHARES                                          Account Value       Ending Account Value            Expenses
                                                       March 1, 2005         August 31, 2005         Paid During Period*
------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                                $1,000                 $1,011                    $3.45
------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses            $1,000                 $1,022                    $3.47
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.68%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE INCOME FUND                                                                                         8/31/2005

                                                                                                                          Percentage
                                                                                                                           of Total
   Security                                       Description                                                     Value   Investment
------------------------------------------------------------------------------------------------------------------------------------
1  CALIFORNIA STATE PUBLIC WORKS BOARD            University of California Projects; 1993 Series A             $5,619,700    4.0%
2  SANTA CLARA REDEVELOPMENT AGENCY               Bayshore North Project, 1992 Tax Allocation Refunding Bonds   4,439,840    3.1%
3  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY     Multiple Project Revenue Bonds; Series 1989                   4,276,726    3.0%
4  CALIFORNIA, STATE OF                           General Obligation Bonds; 2005                                4,255,160    3.0%
5  LOS ANGELES COMMUNITIES REDEVLOPMENT AGENCY    Bunker Hill Project; Series A                                 4,252,400    3.0%
6  CALIFORNIA DEPARTMENT OF WATER RESOURCES       Power Supply Revenue Bonds; Series B5                         4,200,000    3.0%
7  LOS ANGELES COUNTY TRANSPORTATION COMMISSION   Sales Tax Revenue Refunding Bonds, 1991; Series B             3,941,932    2.8%
8  SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT  Sales Tax Revenue Refunding Bonds; Series 1990                3,491,030    2.5%
9  SAN MARINO UNIFIED SCHOOL DISTRICT             General Obligation Bonds                                      3,412,920    2.4%
10 CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY    Stanford University Revenue Bonds; Series P                   3,408,450    2.4%

                                  [Bar Chart]

Long Term Securities            91.1%
Variable Rate Demand Notes       5.6%
Other Net Assets                 3.3%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

---------------------------------------------------------------------------------------------------------------------
                                                      Beginning
DIRECT SHARES                                       Account Value       Ending Account Value            Expenses
                                                    March 1, 2005         August 31, 2005         Paid During Period*
---------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                             $1,000                 $1,020                    $3.56
---------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses         $1,000                 $1,021                    $3.57
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.70%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
      U.S. GOVERNMENT SECURITIES FUND                                                                                      8/31/2005

                                                                                                                         Percentage
                                                                                                                           of Total
      Security Description                                         Maturity                      Value                   Investment
------------------------------------------------------------------------------------------------------------------------------------
1     United States Treasury Bonds                               11/15/2022                   $2,802,970                      10.1%
2     Government National Mortgage Association                   12/20/2034                    2,711,992                       9.8%
3     United States Treasury Bonds                               11/15/2028                    2,273,438                       8.2%
4     Government National Mortgage Association                   02/15/2019                    1,787,725                       6.5%
5     Government National Mortgage Association                   07/15/2020                    1,735,658                       6.3%
6     United States Treasury Bonds                               05/15/2016                    1,650,442                       6.0%
7     Government National Mortgage Association                   01/15/2019                    1,612,124                       5.8%
8     Government National Mortgage Association                   09/15/2018                    1,598,777                       5.8%
9     United States Treasury Bills                               10/06/2005                    1,595,064                       5.8%
10    Government National Mortgage Association                   02/15/2019                    1,487,837                       5.4%

                                   [Bar Chart]

Government National Mortgage Assoc.             55.9%
United States Treasury Bills                    15.6%
United States Tresury Bonds                     22.9%
Other Net Assets                                 5.6%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                        K SHARES
                                  --------------------------------------------------------------------------------------------------
                                    Beginning      Ending Account      Expenses      Beginning       Ending Account     Expenses
                                  Account Value        Value         Paid During   Account Value         Value         Paid During
                                  March 1, 2005   August 31, 2005      Period*     March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000           $1,026           $3.78         $1,000             $1,023           $6.32
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
  5% Return before expenses           $1,000           $1,021           $3.77         $1,000             $1,019           $6.31
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      THE UNITED STATES TREASURY TRUST                                 8/31/2005

                                                                      Percentage
                                                                       of Total
      Security Description               Maturity         Value       Investment
--------------------------------------------------------------------------------
1     United States Treasury Bills      09/15/2005     $11,885,866      30.1%
2     United States Treasury Bills      10/06/2005       9,716,699      24.6%
3     United States Treasury Bills      10/27/2005       7,562,970      19.1%
4     United States Treasury Bills      11/17/2005       5,559,000      14.1%
5     United States Treasury Bills      12/01/2005       4,761,962      12.1%

                                   [Bar Chart]

United States Treasury Bills            100.2%
Other Liabilities                        -0.2%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                    DIRECT SHARES                                          K SHARES
                                  --------------------------------------------------------------------------------------------------
                                    Beginning       Ending Account      Expenses        Beginning       Ending Account     Expenses
                                  Account Value         Value          Paid During    Account Value         Value        Paid During
                                  March 1, 2005    August 31, 2005       Period*      March 1, 2005    August 31, 2005     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000             $1,010            $2.69           $1,000            $1,008          $5.21
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses         $1,000             $1,023            $2.70           $1,000            $1,020          $5.24
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      SHORT-TERM U.S. GOVERNMENT BOND FUND                             8/31/2005

                                                                      Percentage
                                                                       of Total
      Security Description                      Maturity     Value    Investment
--------------------------------------------------------------------------------
1     United States Treasury Notes              10/15/06  $ 2,368,013    14.4%
2     United States Treasury Notes              11/15/06    1,874,322    11.4%
3     United States Treasury Notes              05/15/08    1,596,563     9.7%
4     United States Treasury Notes              05/15/07    1,582,064     9.6%
5     United States Treasury Notes              08/15/07    1,470,060     8.9%
6     United States Treasury Notes              02/28/07    1,291,876     7.9%
7     United States Treasury Notes              02/15/07    1,173,938     7.1%
8     United States Treasury Notes              02/15/08      980,938     6.0%
9     Government National Mortgage Association  11/20/34      880,637     5.4%
10    United States Treasury Notes              12/31/06      791,688     4.8%

                                   [Bar Chart]

Government National Mortgage Assoc.       9.9%
United States Treasury Bills              4.2%
United States Tresury Notes              84.9%
Other Net Assets                          1.0%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                    DIRECT SHARES                                          K SHARES
                                  --------------------------------------------------------------------------------------------------
                                    Beginning       Ending Account      Expenses        Beginning       Ending Account     Expenses
                                  Account Value         Value          Paid During    Account Value         Value        Paid During
                                  March 1, 2005    August 31, 2005       Period*      March 1, 2005    August 31, 2005     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000             $1,012            $2.99           $1,000            $1,009          $5.52
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses         $1,000             $1,022            $3.01           $1,000            $1,020          $5.55
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.59%; K Shares 1.09%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      S&P 500 INDEX FUND                                             8/31/2005

                                                                 Percentage of
      Security                                     Value       Total Investment
--------------------------------------------------------------------------------
1     Exxon Mobil Corp                         $ 3,541,887           3.3%
2     General Electric Co                        3,309,543           3.1%
3     Microsoft Corp                             2,555,927           2.4%
4     Citigroup Inc                              2,114,572           2.0%
5     Pfizer Inc                                 1,758,754           1.6%
6     Johnson & Johnson                          1,750,515           1.6%
7     Bank of America Corp                       1,606,310           1.5%
8     Intel Corp                                 1,473,473           1.4%
9     American International Group Inc           1,426,483           1.3%
10    Wal-Mart Stores Inc                        1,396,907           1.3%

                                   [Bar Chart]

                                       S&P 500           CIT
                                        -----            ---

Basic Materials                          2.6%            2.7%
Communications                          10.6%           10.6%
Consumer Cyclical                        9.1%            9.2%
Consumer Non-Cyclical                   21.5%           21.9%
Energy                                   9.6%            9.5%
Financial                               20.2%           19.7%
Industrial                              11.1%           11.1%
Technology                              11.8%           11.9%
Utility                                  3.5%            3.4%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                    DIRECT SHARES                                          K SHARES
                                  --------------------------------------------------------------------------------------------------
                                    Beginning       Ending Account      Expenses        Beginning       Ending Account     Expenses
                                  Account Value         Value          Paid During    Account Value         Value        Paid During
                                  March 1, 2005    August 31, 2005       Period*      March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000            $1,022            $1.83           $1,000            $1,019           $4.38
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
    5% Return before expenses         $1,000            $1,023            $1.84           $1,000            $1,021           $4.38
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      S&P MIDCAP INDEX FUND                                           8/31/2005

                                                                Percentage of
      Security                                    Value        Total Investment
--------------------------------------------------------------------------------
1     Legg Mason Inc                           $ 1,698,194           1.0%
2     Lennar Corp                                1,350,737           0.8%
3     Peabody Energy Corp                        1,290,060           0.8%
4     Whole Foods Market Inc                     1,250,203           0.8%
5     Noble Energy Inc                           1,151,020           0.7%
6     Smith International Inc                    1,105,427           0.7%
7     Pioneer Natural Resources Co               1,073,462           0.7%
8     SanDisk Corp                               1,053,691           0.6%
9     Fidelity National Financial Inc            1,021,071           0.6%
10    Harman International Industries Inc          998,741           0.6%

                                   [Bar Chart]

                                       S&P 400           CIT
                                        -----            ---

Basic Materials                          3.7%            3.7%
Communications                           5.4%            5.4%
Consumer Cyclical                       16.0%           16.1%
Consumer Non-Cyclical                   19.1%           19.1%
Diversified                              0.4%            0.4%
Energy                                   9.5%            9.4%
Financial                               17.1%           17.1%
Industrial                              12.2%           12.3%
Technology                              10.2%           10.2%
Utility                                  6.5%            6.4%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                               -----------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                        K SHARES
                               -----------------------------------------------------------------------------------------------------
                                 Beginning         Ending Account     Expenses        Beginning       Ending Account     Expenses
                               Account Value           Value         Paid During    Account Value         Value         Paid During
                               March 1, 2005      August 31, 2005      Period*      March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000              $1,070           $3.03           $1,000            $1,067           $5.63
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses       $1,000              $1,022           $2.96           $1,000            $1,020           $5.50
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      S&P SMALLCAP INDEX FUND                                          8/31/2005

                                                                Percentage of
      Security                                   Value         Total Investment
--------------------------------------------------------------------------------
1     Southwestern Energy Co                   $ 225,926             0.7%
2     NVR Inc                                    212,400             0.7%
3     Massey Energy Co                           197,815             0.7%
4     Cimarex Energy Co                          184,765             0.6%
5     Roper Industries Inc                       177,500             0.6%
6     Florida Rock Industries Inc                165,725             0.5%
7     Cooper Cos Inc/The                         162,922             0.5%
8     Pharmaceutical Product Development Inc     162,339             0.5%
9     Oshkosh Truck Corp                         161,162             0.5%
10    Standard-Pacific Corp                      153,316             0.5%

                                   [Bar Chart]

                                       S&P 600           CIT
                                        -----            ---

Basic Materials                          3.2%            3.1%
Communications                           2.9%            2.8%
Consumer Cyclical                       19.4%           19.5%
Consumer Non-Cyclical                   18.4%           18.2%
Energy                                   8.6%            8.7%
Financial                               14.7%           14.7%
Industrial                              19.1%           19.5%
Technology                               9.2%            9.1%
Utility                                  4.5%            4.4%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                               -----------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                          K SHARES
                               -----------------------------------------------------------------------------------------------------
                                 Beginning         Ending Account      Expenses        Beginning       Ending Account     Expenses
                               Account Value           Value         Paid During     Account Value         Value         Paid During
                               March 1, 2005      August 31, 2005      Period*       March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000              $1,057           $3.84           $1,000             $1,049           $6.40
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses       $1,000              $1,021           $3.77           $1,000             $1,019           $6.31
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      EQUITY INCOME FUND                                               8/31/2005

                                                                Percentage of
      Security                                   Value         Total Investment
--------------------------------------------------------------------------------
1     McGraw-Hill Cos Inc/The                  $514,893              2.6%
2     Wells Fargo & Co                          494,667              2.5%
3     ConocoPhillips                            484,527              2.4%
4     Citigroup Inc                             455,689              2.3%
5     Bank of America Corp                      424,448              2.1%
6     Baxter International Inc                  419,876              2.1%
7     McDonald's Corp                           401,342              2.0%
8     Ford Motor Co                             399,797              2.0%
9     Exxon Mobil Corp                          373,536              1.9%
10    Lowe's Cos Inc                            369,783              1.9%

                                   [Bar Chart]

                                    S&P BARRA/Value      CIT
                                        -----            ---

Basic Materials                          3.8%            3.4%
Communications                          13.9%            4.4%
Consumer Cyclical                        7.2%           12.2%
Consumer Non-Cyclical                    9.8%           17.6%
Energy                                   9.4%           14.1%
Financial                               36.0%           27.1%
Industrial                               8.6%            5.5%
Technology                               5.1%            9.5%
Utility                                  6.2%            6.2%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                          K SHARES
                                  --------------------------------------------------------------------------------------------------
                                    Beginning      Ending Account      Expenses        Beginning       Ending Account     Expenses
                                  Account Value        Value          Paid During    Account Value         Value         Paid During
                                  March 1, 2005   August 31, 2005       Period*      March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000           $1,035            $4.57           $1,000            $1,033           $7.12
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses          $1,000           $1,021            $4.53           $1,000            $1,018           $7.07
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.89%; K Shares 1.39%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      EUROPEAN GROWTH & INCOME FUND                                    8/31/2005

                                                                  Percentage of
      Security                                   Value          Total Investment
--------------------------------------------------------------------------------
1     BP PLC ADR                               $559,075               7.0%
2     HSBC Holdings PLC ADR                     424,329               5.3%
3     Vodafone Group PLC ADR                    403,573               5.1%
4     Total SA ADR                              379,567               4.8%
5     Royal Dutch Shell PLC ADR                 332,595               4.2%
6     GlaxoSmithKline PLC ADR                   330,711               4.1%
7     Barclays PLC ADR                          308,335               3.9%
8     Novartis AG ADR                           305,029               3.8%
9     Roche Holding AG ADR                      242,077               3.0%
10    Nestle SA ADR                             242,030               3.0%

                                   [Bar Chart]

                                     DJ STOXX 50         CIT
                                        -----            ---

Basic Materials                          2.2%            1.9%
Communications                          14.0%           16.9%
Consumer Cyclical                        1.3%            1.2%
Consumer Non-Cyclical                   19.7%           20.8%
Energy                                  18.1%           21.7%
Financial                               34.7%           30.5%
Industrial                               3.9%            3.1%
Technology                               1.9%            1.0%
Utility                                  4.2%            2.9%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                 ---------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                          K SHARES
                                 ---------------------------------------------------------------------------------------------------
                                   Beginning       Ending Account      Expenses        Beginning       Ending Account     Expenses
                                 Account Value         Value          Paid During    Account Value         Value         Paid During
                                 March 1, 2005    August 31, 2005       Period*      March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000            $1,025            $5.10           $1,000            $1,023           $7.65
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses         $1,000            $1,020            $5.09           $1,000            $1,018           $7.63
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
      NASDAQ-100 INDEX FUND                                            8/31/2005

                                                                  Percentage of
      Security                                       Value      Total Investment
--------------------------------------------------------------------------------
1     Microsoft Corp                            $ 1,450,063            7.8%
2     Qualcomm Inc                                1,114,580            6.0%
3     Intel Corp                                    791,456            4.3%
4     Apple Computer Inc                            764,959            4.1%
5     Amgen Inc                                     647,270            3.5%
6     eBay Inc                                      580,303            3.1%
7     Cisco Systems Inc                             571,258            3.1%
8     Dell Inc                                      450,660            2.4%
9     Comcast Corp                                  415,648            2.2%
10    Oracle Corp                                   395,922            2.1%

                                   [Bar Chart]

                                     Nasdaq 100          CIT
                                        -----            ---

Basic Materials                          0.5%            0.5%
Communications                          27.0%           27.1%
Consumer Cyclical                       10.4%           10.5%
Consumer Non-Cyclical                   17.9%           17.8%
Industrial                               2.8%            2.7%
Technology                              41.4%           41.4%

About Your Fund's Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                 ---------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                          K SHARES
                                 ---------------------------------------------------------------------------------------------------
                                   Beginning       Ending Account      Expenses        Beginning       Ending Account     Expenses
                                 Account Value         Value          Paid During    Account Value         Value         Paid During
                                 March 1, 2005    August 31, 2005       Period*      March 1, 2005    August 31, 2005      Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000            $1,045            $3.81           $1,000            $1,042           $6.38
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
   5% Return before expenses         $1,000            $1,021            $3.77           $1,000            $1,019           $6.31
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

------------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                          8/31/2005
                    MONEY MARKET FUND

                  Security Description                                          Par Value      Rate       Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (72.16%)
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                                 $  1,500,000     2.350%      09/01/05    $  1,500,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002B6                                          100,000     2.240%      09/01/05         100,000
Power Supply Revenue Bonds; Series C-8                                           2,000,000     2.300%      09/01/05       2,000,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                          950,000     2.230%      09/01/05         950,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Rand Corportation; Series B                                                        500,000     1.060%      09/01/05         500,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Certificates of Participation; John Muir / Mt. Diablo Health                       900,000     2.200%      09/01/05         900,000
Certificates of Participation; Sutter Health Group                                 400,000     2.240%      09/01/05         400,000
Gemological Institute of America; Special Tax; Series 2001                       1,800,000     2.280%      09/01/05       1,800,000
CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                                         2,000,000     2.350%      09/01/05       2,000,000
CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                                     2,000,000     2.300%      09/07/05       2,000,000
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series B                                          1,500,000     2.340%      09/01/05       1,500,000
IRVINE RANCH WATER DISTRICT
Certificates of Participation, 1986 Capital Improvement Projects                   500,000     2.250%      09/01/05         500,000
Sewer Bonds; 1988 Series A; District 282                                           500,000     2.250%      09/01/05         500,000
Waterworks Bonds; 1988 Series A, District 182                                      500,000     2.250%      09/01/05         500,000
IRVINE UNIFIED SCHOOL DISTRICT
Community Facilities District No. 01-01; Series 2003                               400,000     1.000%      09/01/05         400,000
IRVINE, CITY OF
Assessment District 87-8                                                           700,000     2.200%      09/01/05         700,000
Assessment District 89-10                                                          100,000     2.290%      09/01/05         100,000
KERN, COUNTY OF
Tax revenue Refunding Bonds; 1993 Series A                                       2,000,000     2.340%      09/01/05       2,000,000
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1992; Series A                                1,000,000     2.300%      09/07/05       1,000,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                                        600,000     2.240%      09/01/05         600,000
LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                               1,400,000     2.300%      09/07/05       1,400,000
Rowland Heights Preservation                                                     1,400,000     1.280%      09/07/05       1,400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, Series 2000 B-1                                               200,000     2.240%      09/01/05         200,000
Water Revenue Refunding Bonds; 1996 Series A                                     1,885,000     2.340%      09/01/05       1,885,000
NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                          400,000     2.220%      09/01/05         400,000
Hoag Memorial Hospital Presbyterian; Series C                                      400,000     2.250%      09/01/05         400,000
ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                                  1,900,000     2.300%      09/07/05       1,900,000
ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                         600,000     2.240%      09/01/05         600,000
Certificates of Participation; Series 2000-A                                       600,000     2.240%      09/01/05         600,000
Refunding Certificates of Participation; Series 1993                               600,000     2.240%      09/01/05         600,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                                          2,000,000     1.000%      09/07/05       2,000,000
RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                                  2,000,000     2.370%      09/07/05       2,000,000
SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                                  1,900,000     2.290%      09/01/05       1,900,000
SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                          1,720,000     2.330%      09/01/05       1,720,000
TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                           600,000     2.240%      09/01/05         600,000
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds, 1996                                                  700,000     2.240%      09/01/05         700,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                           2,000,000     2.340%      09/01/05       2,000,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $ 40,255,000)                                                                     40,255,000
                                                                                                                       ------------
TAX AND REVENUE ANTICIPATION NOTES (16.74%)
CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
Series A                                                                         2,000,000     4.000%      06/30/06       2,022,316

------------------------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA TAX-FREE                   PORTFOLIO OF INVESTMENTS                                          8/31/2005
                    MONEY MARKET FUND                            CONTINUED

                  Security Description                                          Par Value      Rate       Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
J Paul Getty Trust; Series B                                                  $  1,500,000     2.250%      02/02/06    $  1,500,000
CALIFORNIA SCHOOL CASH RESERVE PROGRAM FINANCING AUTHORITY
Series A                                                                         1,750,000     4.000%      07/06/06       1,770,142
LOS ANGELES, COUNTY OF
Series A                                                                         1,000,000     4.000%      06/30/06       1,011,773
SACRAMENTO, COUNTY OF
Series A                                                                         2,000,000     4.000%      07/10/06       2,024,383
SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series B                                                                         1,000,000     4.000%      07/14/06       1,011,065
                                                                                                                       ------------
Total Tax and Revenue Anticipation Notes (Cost $9,339,679)                                                                9,339,679
                                                                                                                       ------------
COMMERCIAL PAPER (10.76%)
CAPITAL ASSET LEASING CORP
Certificates of Participation                                                    2,000,000     2.500%      09/01/05       2,000,000
EAST BAY MUNICIPAL UTILITY DISTRICT
Certificates of Participation                                                    2,000,000     2.370%      09/01/05       2,000,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commercial Paper Notes; Series A                                                 2,000,000     2.500%      09/14/05       2,000,000
                                                                                                                       ------------
Total Commercial Paper (Cost $6,000,000)                                                                                  6,000,000
                                                                                                                       ------------

                                    Total Investments (Cost $55,594,679) (a) (99.66%)                                    55,594,679
                                    Other Net Assets (0.34%)                                                                190,175
                                                                                                                       ------------
                                        Net Assets (100.00%)                                                           $ 55,784,854
                                                                                                                       ============

(a)   Aggregate cost for federal income tax purposes is $55,594,679.

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA INSURED                    PORTFOLIO OF INVESTMENTS                                          8/31/2005
                   INTERMEDIATE FUND

                  Security Description                                          Par Value      Rate       Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (96.49%)
ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                           $    500,000     5.250%      08/01/13    $    555,955
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                                  500,000     5.250%      06/01/13         560,540
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                             500,000     5.600%      10/01/10         556,865
CALIFORNIA STATE ECONOMIC RECOVERY
General Obligation; Series A                                                       600,000     5.000%      07/01/11         655,026
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A                                    400,000     5.250%      06/01/11         441,256
Lease Revenue Refunding Bonds; 2001 Series A                                       500,000     5.250%      06/01/12         556,140
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Revenue Anticipation Notes; Series 2005 A-C                                        500,000     4.000%      11/15/06         506,585
CALIFORNIA, STATE OF
General Obligation Bonds; 1996                                                     500,000     5.200%      06/01/07         519,870
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                    300,000     7.250%      08/01/09         344,595
Water System Improvement Projects; Series 2001A                                    500,000     6.000%      08/01/12         571,570
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                                           400,000     6.150%      02/01/09         439,948
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                                 500,000     5.000%      05/01/12         549,845
CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                                 400,000     8.500%      08/01/07         441,160
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                            550,000     5.250%      07/01/12         605,847
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 20025                                           500,000     5.500%      08/01/12         566,360
FRESNO, CITY OF
Water System Revenue Refunding; Series A                                           500,000     6.000%      06/01/11         571,925
IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                               600,000     5.200%      11/01/09         648,456
INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding, Project 1                                          300,000     5.375%      05/01/12         313,386
LOS ANGELES , CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                           500,000     5.000%      02/01/08         524,600

------------------------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA INSURED                    PORTFOLIO OF INVESTMENTS                                          8/31/2005
                   INTERMEDIATE FUND                             CONTINUED

                  Security Description                                          Par Value      Rate       Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                             $    500,000     5.500%      07/01/08    $    534,815
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                          500,000     5.250%      07/01/14         549,380
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                            400,000     6.000%      07/01/07         422,332
LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                          400,000     6.900%      06/30/08         441,476
MONTEREY, COUNTY OF
Certificates of Participation                                                      600,000     5.250%      08/01/14         659,862
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds                                            500,000     5.000%      08/01/14         556,520
General Obligation Bonds; 2002 Series A                                            500,000     5.000%      08/01/12         551,030
NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                                      200,000     5.000%      02/01/09         212,538
OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                                600,000     5.150%      05/01/07         623,052
OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                                    500,000     5.500%      10/01/12         565,085
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                                   325,000     5.000%      02/15/09         346,346
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                                   500,000     5.500%      02/15/07         519,300
PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series B                                                 400,000     5.000%      07/01/07         415,460
RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                            385,000     5.250%      07/01/12         406,760
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                                       500,000     5.000%      07/01/15         553,150
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                            500,000     5.100%      05/15/10         522,285
SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B                       450,000     5.500%      05/01/09         480,762
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                            500,000     5.000%      11/01/13         548,050
SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                                   300,000     5.000%      06/01/11         327,861
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2000 Series A                                                 400,000     5.500%      05/15/10         440,572
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                                    500,000     5.500%      01/01/13         566,580
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                                500,000     5.750%      09/01/10         560,100
WALNUT, CITY OF
Public Financing Authority Tax Allocation                                          500,000     5.375%      09/01/13         557,850
                                                                                                                       ------------
Total Long -Term Securities (Cost $20,827,093)                                                                           21,291,095
                                                                                                                       ------------
VARIABLE RATE DEMAND NOTES* (2.19%)
CALIFORNIA, STATE OF
General Obligation; Series A                                                       200,000     2.250%      09/01/05         200,000
IRVINE, CITY OF
Assessment District 87-8                                                            84,000     2.200%      09/01/05          84,000
Assessment District 93-14                                                          100,000     2.250%      09/01/05         100,000
NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series C                                      100,000     2.250%      09/01/05         100,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $484,000)                                                                            484,000
                                                                                                                       ------------

                                    Total Investments (Cost $21,311,093) (a) (98.68%)                                    21,775,095
                                    Other Net Assets (1.32%)                                                                290,824
                                                                                                                       ------------
                                        Net Assets (100.00%)                                                           $ 22,065,919
                                                                                                                       ============

(a)   Aggregate cost for federal income tax purposes is $21,311,093. At August
      31,2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                    Unrealized appreciation                                                            $    497,224
                                    Unrealized depreciation                                                                 (33,222)
                                                                                                                       ------------
                                        Net unrealized appreciation                                                    $    464,002
                                                                                                                       ============

* Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                          8/31/2005
                      INCOME FUND

                  Security Description                                          Par Value      Rate       Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (91.10%)
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley AC                                 $  2,500,000     5.000%      12/01/16    $  2,758,675
Water System Revenue Bonds, Central Valley J-1; Unrefunded                       1,695,000     7.000%      12/01/11       2,041,678
Water System Revenue Bonds, Central Valley J-3; Unrefunded                       2,070,000     7.000%      12/01/11       2,493,377
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                              2,500,000     5.250%      01/01/17       2,688,950
Revenue Bonds (Occidental College); Series 2005A                                 3,165,000     5.000%      10/01/30       3,390,126
Stanford University Revenue Bonds; Series P                                      3,000,000     5.250%      12/01/13       3,408,450
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                                  2,500,000     6.500%      09/01/17       2,964,750
University of California Projects; 1993 Series A                                 5,000,000     5.500%      06/01/14       5,619,700
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A                  2,160,000     5.500%      10/01/14       2,467,692
CALIFORNIA, STATE OF
Economic Recovery Bonds; Series 2004A & B                                        2,000,000     5.000%      07/01/16       2,155,860
General Obligation Bonds                                                         3,000,000     6.250%      09/01/12       3,412,920
General Obligation Bonds                                                         2,000,000     5.000%      06/01/07       2,067,860
General Obligation Bonds                                                         2,000,000     5.000%      06/01/33       2,108,780
General Obligation Bonds; 2005                                                   4,000,000     5.000%      05/01/27       4,255,160
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                  2,090,000     7.250%      08/01/09       2,400,679
CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                                    2,000,000     6.250%      10/01/12       2,266,380
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                           1,080,000     5.000%      09/01/16       1,158,775
EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds; Series 2001                                       2,000,000     5.250%      06/01/14       2,195,500
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                                    1,000,000     6.000%      07/01/12       1,153,340
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                                2,555,000     6.600%      08/01/16       2,976,677
Series General Obligation Refunding Bonds; 2004 Series A                         2,890,000     5.000%      08/01/26       3,109,871
LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No. 2; Series 1994                                    1,015,000     7.300%      09/01/09       1,171,361
LOS ANGELES COMMUNITIES REDEVLOPMENT AGENCY
Bunker Hill Project; Series A                                                    4,000,000     5.000%      12/01/27       4,252,400
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                               2,500,000     6.000%      08/15/10       2,818,400
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                                3,540,000     6.500%      07/01/10       3,941,932
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2001 Series A                                        2,000,000     5.250%      07/01/15       2,182,020
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                          2,450,000     6.000%      07/01/14       2,909,767
General Obligation Refunding Bonds; Series 2004 A2                                 500,000     5.000%      07/01/18         545,815
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                               1,500,000     6.125%      07/01/13       1,722,840
NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project; 1990 Series A                                    1,000,000     7.000%      05/01/13       1,203,280
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                             2,000,000     5.000%      08/01/28       2,133,240
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                              2,000,000     5.500%      02/01/14       2,231,620
Central District Redevelopment Project; Series 2005                              1,000,000     5.000%      09/01/22       1,082,610
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds; 1998 Series A                                          1,050,000     5.500%      02/15/11       1,169,721
RIVERSIDE, COUNTY OF
Leasehold Revenue Bonds; 1997 Series C                                           1,635,000     5.000%      06/01/08       1,719,301
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                               1,000,000     5.000%      09/01/30       1,060,580

------------------------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA TAX-FREE                   PORTFOLIO OF INVESTMENTS                                          8/31/2005
                       INCOME FUND                               CONTINUED

                  Security Description                                          Par Value      Rate       Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH
Special Tax Revenue Bonds; 1996 Series A                                      $  1,575,000     6.000%      09/01/16    $  1,885,732
SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                              2,890,000     5.000%      07/01/16       3,200,906
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                                   2,950,000     6.750%      07/01/11       3,491,030
SAN JOSE REDEVELOPMENT AGENCY
Unrefunded Balanced Merged Area                                                  2,685,000     6.000%      08/01/10       3,024,814
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                          1,440,000     5.250%      07/01/16       1,640,419
SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                            2,500,000     5.700%      08/01/22       2,778,225
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                                     2,000,000     6.000%      11/15/12       2,323,900
Lease Revenue Refunding Bonds; 1997 Series A                                     1,750,000     5.750%      11/15/13       2,022,563
SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds                      4,000,000     7.000%      07/01/10       4,439,840
SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                              1,045,000     7.250%      08/01/10       1,234,793
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                                     1,815,000     5.000%      11/15/12       1,991,581
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                      2,400,000     6.000%      08/01/11       2,743,560
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                      3,585,000     6.750%      07/01/13       4,276,726
Water System Revenue Bonds, 2005 Series A                                        2,000,000     5.000%      03/01/16       2,216,800
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                                         2,500,000     5.125%      12/01/16       2,719,024
TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                                2,000,000     6.250%      01/01/12       2,251,220
                                                                                                                       ------------
Total Long-Term Securities (Cost $119,050,906)                                                                          129,481,220
                                                                                                                       ------------
VARIABLE RATE DEMAND NOTES* (5.56%)
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002B6                                          100,000     2.240%      09/01/05         100,000
Power Supply Revenue Bonds; Series B5                                            4,200,000     2.250%      09/01/05       4,200,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                          550,000     2.230%      09/01/05         550,000
CALIFORNIA, STATE OF
General Obligation; Series A                                                       600,000     2.250%      09/01/05         600,000
IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1993                                       100,000     2.240%      09/01/05         100,000
NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                          700,000     2.220%      09/01/05         700,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                          300,000     2.250%      09/01/05         300,000
Hoag Memorial Hospital Presbyterian; Series C                                    1,350,000     2.250%      09/01/05       1,350,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $7,900,000)                                                                        7,900,000
                                                                                                                       ------------

                                    Total Investments (Cost $126,950,906) (a) (96.66%)                                  137,381,220
                                    Other Net Assets (3.34%)                                                              4,743,635
                                                                                                                       ------------
                                        Net Assets (100.00%)                                                           $142,124,855
                                                                                                                       ============

(a)   Aggregate cost for federal income tax purposes is $126,724,628. At August
      31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                    Unrealized appreciation                                                            $ 10,682,327
                                    Unrealized depreciation                                                                 (25,735)
                                                                                                                       ------------
                                        Net unrealized appreciation                                                    $ 10,656,592
                                                                                                                       ============

*     Stated maturity reflects next reset date

                 See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT                         PORTFOLIO OF INVESTMENTS                                     8/31/2005
         SECURITIES FUND

            Par Value                          Rate                          Maturity                    Value (Note 1)
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (55.93%)
           $  163,983                          6.000%                        04/15/14                          $170,247
              260,737                          6.000%                        04/15/14                           270,698
              215,420                          6.000%                        04/15/16                           223,563
              272,478                          6.500%                        04/15/16                           284,221
              272,355                          6.000%                        05/15/16                           282,650
            1,346,742                          5.000%                        02/15/18                         1,370,061
              682,463                          5.000%                        04/15/18                           694,279
              749,172                          5.000%                        04/15/18                           762,144
            1,571,566                          5.000%                        09/15/18                         1,598,777
               10,346                         10.000%                        09/15/18                            11,712
               31,538                          9.000%                        10/15/18                            34,517
            1,585,171                          5.000%                        01/15/19                         1,612,124
            1,462,962                          5.000%                        02/15/19                         1,487,837
            1,757,837                          5.000%                        02/15/19                         1,787,725
            1,706,439                          5.000%                        07/15/20                         1,735,658
            1,327,002                          5.500%                        01/15/25                         1,367,997
            2,710,672                          4.500%                        12/20/34                         2,711,992
                                                                                                            -----------
Total Government National Mortgage Association (Cost $16,504,362)                                            16,406,202
                                                                                                            -----------
United States Treasury Bills (15.62%)
              800,000                       2.99%-3.32%                      09/15/05                           799,068
            1,600,000                       3.06%-3.38%                      10/06/05                         1,595,064
            1,100,000                       3.15%-3.44%                      10/27/05                         1,094,693
            1,100,000                          3.50%                         11/17/05                         1,091,946
                                                                                                            -----------
Total United States Treasury Bills (Cost $4,580,772)                                                          4,580,771
                                                                                                            -----------
United States Treasury Bonds (22.93%)
            1,300,000                          7.250%                        05/15/16                         1,650,442
            2,000,000                          7.625%                        11/15/22                         2,802,970
            2,000,000                          5.250%                        11/15/28                         2,273,439
                                                                                                            -----------
Total United States Treasury Bonds (Cost $6,295,354)                                                          6,726,851
                                                                                                            -----------

                                    Total Investments (Cost $27,380,488) (a) (94.48%)                        27,713,824
                                    Other Net Assets (5.52%)                                                  1,618,451
                                                                                                            -----------
                                        Net Assets (100.00%)                                                $29,332,275
                                                                                                            ===========

(a)   Aggregate cost for federal income tax purposes is $27,380,488. At August
      31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                    Unrealized appreciation                                                 $   493,497
                                    Unrealized depreciation                                                    (160,161)
                                                                                                            -----------
                                        Net unrealized appreciation                                         $   333,336
                                                                                                            ===========

                 See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------
        THE UNITED STATES                         PORTFOLIO OF INVESTMENTS                                    8/31/2005
         TREASURY TRUST

            Par Value                           Rate                          Maturity                   Value (Note 1)
-----------------------------------------------------------------------------------------------------------------------
United States Treasury Bills (100.34%)
         $ 11,900,000                       2.99%-3.38%                       09/15/05                      $11,885,866
            9,800,000                       3.06%-3.39%                       10/06/05                        9,770,853
            7,600,000                       3.15%-3.44%                       10/27/05                        7,562,970
            5,600,000                          3.50%                          11/17/05                        5,559,000
            4,800,000                       3.22%-3.52%                       12/01/05                        4,761,962
                                                                                                            -----------
                                    Total Investments (Cost $39,540,651) (a) (100.34%)                       39,540,651
                                    Other Net Assets (-0.34%)                                                  (134,840)
                                                                                                            -----------
                                        Net Assets (100.00%)                                                $39,405,811
                                                                                                            ===========

(a)   Aggregate cost for federal income tax purposes is $39,540,651.

                 See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------
   SHORT-TERM U.S.                                PORTFOLIO OF INVESTMENTS                                    8/31/2005
GOVERNMENT BOND FUND

            Par Value                           Rate                          Maturity                   Value (Note 1)
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (9.89%)
          $   765,756                          4.000%                         06/20/34                      $   763,938
              880,214                          4.500%                         11/20/34                          880,637
                                                                                                            -----------
Total Government National Mortgage Association (Cost $1,657,060)                                              1,644,575
                                                                                                            -----------
United States Treasury Bills (4.20%)
              300,000                       3.02%-3.32%                       09/15/05                          299,635
              200,000                       3.06%-3.35%                       10/06/05                          199,361
              200,000                          3.25%                          10/27/05                          199,012
                                                                                                            -----------
Total United States Treasury Bills (Cost $698,008)                                                              698,008
                                                                                                            -----------
United States Treasury Notes (84.86%)
            2,300,000                          6.500%                         10/15/06                        2,368,013
              500,000                          2.500%                         10/31/06                          492,793
            1,900,000                          2.625%                         11/15/06                        1,874,322
              800,000                          3.000%                         12/31/06                          791,688
            1,200,000                          2.250%                         02/15/07                        1,173,938
            1,300,000                          3.375%                         02/28/07                        1,291,876
            1,600,000                          3.125%                         05/15/07                        1,582,064
            1,500,000                          2.750%                         08/15/07                        1,470,060
              500,000                          3.000%                         11/15/07                          491,485
            1,000,000                          3.000%                         02/15/08                          980,938
            1,600,000                          3.750%                         05/15/08                        1,596,563
                                                                                                            -----------
Total United States Treasury Notes (Cost $14,149,323)                                                        14,113,740
                                                                                                            -----------
                                    Total Investments (Cost $16,504,391) (a) (98.95%)                        16,456,323
                                    Other Net Assets (1.05%)                                                    174,639
                                                                                                            -----------
                                        Net Assets (100.00%)                                                $16,630,962
                                                                                                            ===========

(a)   Aggregate cost for federal income tax purposes is $16,504,391. At August
      31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                    Unrealized appreciation                                                 $    25,151
                                    Unrealized depreciation                                                     (73,219)
                                                                                                            -----------
                                        Net unrealized appreciation                                         $   (48,068)
                                                                                                            ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (96.81%)
Basic Materials (2.59%)
Air Products & Chemicals Inc                           2,087       $   115,620
Alcoa Inc                                              8,134           217,910
Allegheny Technologies Inc                               854            23,587
Ashland Inc                                              631            38,358
Dow Chemical Co/The                                    8,885           383,832
EI Du Pont de Nemours & Co                             9,223           364,954
Eastman Chemical Co                                      810            38,856
Ecolab Inc                                             2,153            71,049
Engelhard Corp                                         1,218            34,652
Freeport-McMoRan Copper & Gold Inc                     1,812            76,412
Georgia-Pacific Corp                                   2,372            76,117
Hercules Inc*                                          1,129            14,395
International Flavors & Fragrances Inc                   783            28,266
International Paper Co                                 4,595           141,756
Louisiana-Pacific Corp                                 1,130            28,578
MeadWestvaco Corp                                      1,712            49,597
Newmont Mining Corp                                    4,166           164,890
Nucor Corp                                             1,452            82,009
PPG Industries Inc                                     1,587            99,949
Phelps Dodge Corp                                        942           101,293
Plum Creek Timber Co Inc (REIT)                        1,837            67,510
Praxair Inc                                            2,967           143,306
Rohm & Haas Co                                         1,896            82,305
Sherwin-Williams Co/The                                1,234            57,208
Sigma-Aldrich Corp                                       627            39,125
Temple-Inland Inc                                      1,152            44,340
United States Steel Corp                               1,191            49,927
Weyerhaeuser Co                                        2,267           147,400
                                                                   -----------
Total Basic Materials                                                2,783,201
                                                                   -----------

Communications (10.22%)
ADC Telecommunications Inc*                            1,162            24,332
AT&T Corp                                              7,407           145,770
Alltel Corp                                            3,496           216,717
Andrew Corp*                                           1,650            19,025
Avaya Inc*                                             4,387            44,747
BellSouth Corp                                        16,997           446,851
CenturyTel Inc                                         1,354            48,609
Ciena Corp*                                            5,753            12,944
Cisco Systems Inc*                                    59,369         1,046,082
Citizens Communications Co                             3,037            41,425
Clear Channel Communications Inc                       4,740           157,842
Comcast Corp*                                         20,475           629,606
Comverse Technology Inc*                               1,834            47,281
Corning Inc*                                          13,453           268,522
Walt Disney Co                                        18,906           476,242
Dow Jones & Co Inc                                       653            26,675
eBay Inc*                                             11,303           457,658
Gannett Co Inc                                         2,273           165,293
Interpublic Group of Cos Inc*                          4,255            51,613
JDS Uniphase Corp*                                    14,529            23,101
Knight Ridder Inc                                        142             9,099
Lucent Technologies Inc*                              41,152           126,748
McGraw-Hill Cos Inc/The                                3,516           169,542
Meredith Corp                                            427            20,966
Monster Worldwide Inc*                                 1,196            37,363
Motorola Inc                                          22,735           497,442
New York Times Co                                      1,459            46,586
News Corp                                             26,761           433,796
Omnicom Group Inc                                      1,681           135,220
Qualcomm Inc                                          15,210           603,989
Qwest Communications International Inc*               15,571            60,727
SBC Communications Inc                                30,664           738,389
Scientific-Atlanta Inc                                 1,520            58,155
Sprint Nextel Corp                                    27,144           703,844
Symantec Corp*                                        11,268           236,403
Tellabs Inc*                                           4,380            38,938
Time Warner Inc                                       43,521           779,896

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005
                                    CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Tribune Co                                             2,908       $   109,254
Univision Communications Inc*                          2,846            76,557
Verizon Communications Inc                            25,743           842,054
Viacom Inc                                            14,924           507,267
Yahoo! Inc*                                           12,216           407,281
                                                                   -----------
Total Communications                                                10,989,851
                                                                   -----------

Consumer, Cyclical (8.92%)
Autonation Inc*                                        2,202            45,824
Autozone Inc*                                            560            52,920
Bed Bath & Beyond Inc*                                 2,727           110,580
Best Buy Co Inc                                        4,166           198,552
Big Lots Inc                                           1,135            13,404
Brunswick Corp                                           956            42,064
CVS Corp                                               7,650           224,681
Carnival Corp                                          4,938           243,641
Centex Corp                                            1,220            82,655
Circuit City Stores Inc                                1,966            33,206
Cintas Corp                                            1,457            60,101
Coach Inc*                                             3,480           115,501
Cooper Tire & Rubber Co                                  779            13,165
Costco Wholesale Corp                                  4,433           192,570
DR Horton Inc                                          2,596            95,844
Dana Corp                                              1,495            20,123
Darden Restaurants Inc                                 1,381            43,377
Delphi Corp                                            5,646            31,335
Delta Air Lines Inc*                                   1,352             1,568
Dillard's Inc                                            852            19,179
Dollar General Corp                                    2,796            53,292
Family Dollar Stores Inc                               1,687            33,538
Federated Department Stores Inc                        2,471           170,420
Ford Motor Co                                         17,383           173,309
Gap Inc/The                                            7,241           137,651
General Motors Corp                                    5,203           177,891
Genuine Parts Co                                       1,739            79,681
Goodyear Tire & Rubber Co/The*                         1,764            29,635
WW Grainger Inc                                          797            51,263
Harley-Davidson Inc                                    2,664           131,229
Harrah's Entertainment Inc                             1,735           120,687
Hasbro Inc                                             1,549            32,064
Hilton Hotels Corp                                     3,584            83,041
Home Depot Inc                                        19,910           802,771
International Game Technology                          3,167            87,789
Johnson Controls Inc                                   1,812           108,684
Jones Apparel Group Inc                                1,220            34,380
KB Home                                                  776            57,548
Kohl's Corp*                                           3,078           161,441
Ltd Brands                                             3,633            79,853
Liz Claiborne Inc                                      1,076            44,148
Lowe's Cos Inc                                         7,181           461,810
Marriott International Inc                             1,859           117,507
Mattel Inc                                             3,813            68,748
Maytag Corp                                              844            15,952
McDonald's Corp                                       11,812           383,299
Navistar International Corp                              734            23,459
Newell Rubbermaid Inc                                  2,765            64,784
Nike Inc                                               2,140           168,867
Nordstrom Inc                                          2,258            75,824
Office Depot Inc*                                      2,943            88,290
OfficeMax Inc                                            700            20,685
Paccar Inc                                             1,564           109,605
JC Penney Co Inc Holding Co                            2,436           118,463
Pulte Homes Inc                                        1,055            90,941
RadioShack Corp                                        1,294            32,428
Reebok International Ltd                                 519            29,220
Sabre Holdings Corp                                    1,363            26,142
Sears Holdings Corp*                                     977           132,735
Southwest Airlines Co                                  7,185            95,704
Staples Inc                                            7,039           154,576
Starbucks Corp*                                        3,624           177,721
Starwood Hotels & Resorts Worldwide Inc                2,046           119,282
TJX Cos Inc                                            4,410            92,213
Target Corp                                            8,241           442,954
Tiffany & Co                                           1,341            50,180
VF Corp                                                  975            57,827
Visteon Corp*                                          1,369            13,526
Wal-Mart Stores Inc                                   31,070         1,396,907
Walgreen Co                                            9,461           438,328
Wendy's International Inc                              1,196            56,379
Whirlpool Corp                                           642            48,824
Yum! Brands Inc                                        2,668           126,410
                                                                   -----------
Total Consumer, Cyclical                                             9,590,195
                                                                   -----------

Consumer, Non-cyclical (21.17%)
ACCO Brands Corp*                                        338             8,822
Abbott Laboratories                                   14,418           650,684
Aetna Inc                                              2,675           213,117
Alberto-Culver Co                                        754            32,384
Albertson's Inc                                        3,403            68,502
Allergan Inc                                           1,179           108,527
Altria Group Inc                                      19,190         1,356,733
AmerisourceBergen Corp                                 1,027            76,686
Amgen Inc                                             11,525           920,848
Anheuser-Busch Cos Inc                                 7,177           318,013
Apollo Group Inc*                                      1,516           119,249
Archer-Daniels-Midland Co                              5,777           130,040
Avery Dennison Corp                                      991            52,959
Avon Products Inc                                      4,458           146,312
CR Bard Inc                                              984            63,301
Bausch & Lomb Inc                                        546            41,381
Baxter International Inc                               5,731           231,131
Becton Dickinson & Co                                  2,348           123,575
Biomet Inc                                             2,347            86,581
Biogen Idec Inc*                                       3,156           133,025
H&R Block Inc                                          3,212            86,563
Boston Scientific Corp*                                6,912           185,795
Bristol-Myers Squibb Co                               18,157           444,302
Brown-Forman Corp                                        879            49,778
Campbell Soup Co                                       2,975            87,465
Cardinal Health Inc                                    3,992           237,963
Caremark Rx Inc*                                       4,202           196,359
Cendant Corp                                           9,748           198,274
Chiron Corp*                                           1,439            52,437
Clorox Co                                              1,428            82,210
Coca-Cola Co/The                                      21,028           925,232
Coca-Cola Enterprises Inc                              3,439            76,862
Colgate-Palmolive Co                                   4,825           253,313
ConAgra Foods Inc                                      4,822           110,086
Constellation Brands Inc*                              1,869            51,435
Convergys Corp*                                        1,500            21,330
RR Donnelley & Sons Co                                 1,958            73,151
Equifax Inc                                            1,159            38,293
Express Scripts Inc*                                   1,382            79,963
Forest Laboratories Inc*                               3,126           138,794
Fortune Brands Inc                                     1,341           116,640
General Mills Inc                                      3,399           156,762
Genzyme Corp*                                          2,372           168,815
Gilead Sciences Inc*                                   4,325           185,975
Gillette Co/The                                        9,268           499,267
Guidant Corp                                           2,986           210,931
HCA Inc                                                4,014           197,890
Health Management Associates Inc                       2,507            60,970
HJ Heinz Co                                            3,247           116,632
Hershey Co/The                                         2,033           120,130
Hospira Inc*                                           1,550            61,752
Humana Inc*                                            1,588            76,478
Johnson & Johnson                                     27,615         1,750,515
Kellogg Co                                             3,222           146,053
Kimberly-Clark Corp                                    4,393           273,772
King Pharmaceuticals Inc*                              2,430            35,721
Kroger Co/The                                          6,936           136,917
Laboratory Corp of America Holdings*                   1,202            59,283
Eli Lilly & Co                                        10,527           579,196
Manor Care Inc                                           938            37,023
McCormick & Co Inc                                     1,375            46,626
McKesson Corp                                          2,757           128,669
Medco Health Solutions Inc*                            2,741           135,049
Medimmune Inc*                                         2,295            68,689
Medtronic Inc                                         11,258           641,706
Merck & Co Inc                                        20,453           577,388
Millipore Corp*                                          423            27,051
Molson Coors Brewing Co                                  750            48,083
Monsanto Co                                            2,460           157,046
Moody's Corp                                           2,675           131,369

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005
                                    CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Mylan Laboratories Inc                                 1,407       $    25,875
Paychex Inc                                            3,399           116,008
Pepsi Bottling Group Inc                               1,928            56,837
PepsiCo Inc                                           15,502           850,285
Pfizer Inc                                            69,052         1,758,754
Procter & Gamble Co                                   23,001         1,276,095
Quest Diagnostics Inc                                  1,680            83,966
Reynolds American Inc                                  1,035            86,878
Robert Half International Inc                          1,510            50,857
Safeway Inc                                            4,202            99,713
St Jude Medical Inc                                    3,342           153,398
Sara Lee Corp                                          7,296           138,624
Schering-Plough Corp                                  13,695           293,210
Stryker Corp                                           3,454           188,416
Supervalu Inc                                          1,221            42,491
Sysco Corp                                             5,849           195,240
Tenet Healthcare Corp                                  4,695            57,185
Tyson Foods Inc                                        2,300            40,894
UST Inc                                                1,650            70,224
UnitedHealth Group Inc                                11,799           607,649
Watson Pharmaceuticals Inc*                            1,136            39,169
WellPoint Inc*                                         5,722           424,859
WM Wrigley Jr Co                                       1,807           128,387
Wyeth                                                 12,429           569,124
Zimmer Holdings Inc*                                   2,250           184,883
                                                                   -----------
Total Consumer, Non-cyclical                                        22,762,894
                                                                   -----------

Energy (9.20%)
Amerada Hess Corp                                        831           105,620
Anadarko Petroleum Corp                                2,209           200,732
Apache Corp                                            3,084           220,876
BJ Services Co                                         1,474            92,980
Baker Hughes Inc                                       3,175           186,531
Burlington Resources Inc                               3,573           263,652
Chevron Corp                                          19,077         1,171,328
ConocoPhillips                                        12,904           850,890
Devon Energy Corp                                      4,375           265,869
Dynegy Inc*                                            3,790            16,524
EOG Resources Inc                                      2,186           139,532
El Paso Corp                                           5,972            69,275
Exxon Mobil Corp                                      59,130         3,541,887
Halliburton Co                                         4,731           293,180
Kerr-McGee Corp                                        1,069            94,104
Kinder Morgan Inc                                        971            92,701
Marathon Oil Corp                                      3,391           218,075
Murphy Oil Corp                                        1,500            81,975
National Oilwell Varco Inc*                            1,644           105,561
Occidental Petroleum Corp                              3,705           307,626
Rowan Cos Inc                                          1,121            41,701
Schlumberger Ltd                                       5,450           469,954
Sunoco Inc                                             1,306            94,946
Valero Energy Corp                                     2,376           253,044
Williams Cos Inc                                       5,523           123,936
XTO Energy Inc                                         3,449           137,270
Nabors Industries Ltd*                                 1,352            90,584
Noble Corp                                             1,308            93,260
Transocean Inc*                                        3,035           179,186
Weatherford International Ltd*                         1,300            88,023
                                                                   -----------
Total Energy                                                         9,890,822
                                                                   -----------

Financial (19.12%)
Aflac Inc                                              4,794           207,197
Allstate Corp/The                                      6,185           347,659
AMBAC Financial Group Inc                              1,027            70,432
American Express Co                                   10,891           601,619
American International Group Inc                      24,096         1,426,483
AmSouth Bancorp                                        3,273            86,145
AON Corp                                               2,984            89,281
Apartment Investment & Management Co                     995            39,701
Archstone-Smith Trust                                  1,800            72,540
BB&T Corp                                              5,220           211,775
Bank of America Corp                                  37,330         1,606,310
Bank of New York Co Inc/The                            7,238           221,266
Bear Stearns Cos Inc/The                               1,041           104,621
Cigna Corp                                             1,182           136,308
CIT Group Inc                                          1,917            86,802
Capital One Financial Corp                             2,344           192,771
Chubb Corp                                             1,778           154,615
Cincinnati Financial Corp                              1,551            63,560
Citigroup Inc                                         48,311         2,114,572
Comerica Inc                                           1,531            92,610
Compass Bancshares Inc                                 1,184            55,423
Countrywide Financial Corp                             5,526           186,724
E*Trade Financial Corp*                                3,742            59,872
Equity Office Properties Trust                         3,757           125,108
Equity Residential                                     2,684           101,375
Freddie Mac                                            6,409           386,975
Fannie Mae                                             8,949           456,757
Federated Investors Inc                                  848            26,339
Fifth Third Bancorp                                    4,872           201,750
First Horizon National Corp                            1,238            48,381
Franklin Resources Inc                                 1,829           147,125
Golden West Financial Corp                             2,653           161,806
Goldman Sachs Group Inc                                4,122           458,284
Hartford Financial Services Group Inc                  2,734           199,719
Huntington Bancshares Inc                              2,325            55,777
JPMorgan Chase & Co                                   32,624         1,105,627
Janus Capital Group Inc                                2,377            33,587
Jefferson-Pilot Corp                                   1,373            68,279
Keycorp                                                3,787           125,425
Lehman Brothers Holdings Inc                           2,543           268,693
Lincoln National Corp                                  1,656            82,121
Loews Corp                                             1,456           127,677
M&T Bank Corp                                            859            91,587
MBIA Inc                                               1,215            70,434
MBNA Corp                                             11,813           297,688
MGIC Investment Corp                                     844            52,691
Marsh & McLennan Cos Inc                               4,930           138,287
Marshall & Ilsley Corp                                 1,948            85,264
Mellon Financial Corp                                  3,900           126,555
Merrill Lynch & Co Inc                                 8,777           501,693
Metlife Inc                                            6,847           335,366
Morgan Stanley                                        10,169           517,297
National City Corp                                     5,495           201,282
North Fork Bancorporation Inc                          4,563           125,437
Northern Trust Corp                                    1,883            93,849
PNC Financial Services Group Inc                       2,626           147,660
T Rowe Price Group Inc                                 1,113            70,119
Principal Financial Group                              2,807           128,561
Progressive Corp/The                                   1,852           178,551
Prologis                                               1,848            80,406
Providian Financial Corp*                              2,949            54,851
Prudential Financial Inc                               4,888           314,641
Public Storage Inc                                     1,000            67,520
Regions Financial Corp                                 4,376           143,183
SLM Corp                                               3,909           194,473
Safeco Corp                                            1,187            61,890
St Paul Travelers Cos Inc/The                          6,238           268,296
Charles Schwab Corp/The                               10,595           143,350
Simon Property Group Inc                               2,050           155,944
Sovereign Bancorp Inc                                  3,448            80,407
State Street Corp                                      3,154           152,433
SunTrust Banks Inc                                     3,146           221,101
Synovus Financial Corp                                 2,906            83,606
Torchmark Corp                                           987            52,054
US Bancorp                                            17,013           497,120
UnumProvident Corp                                     2,983            57,632
Vornado Realty Trust                                   1,100            94,622
Wachovia Corp                                         14,664           727,628
Washington Mutual Inc                                  8,116           337,463
Wells Fargo & Co                                      15,624           931,503
Zions Bancorporation                                     853            59,591
ACE Ltd                                                2,636           117,065
XL Capital Ltd                                         1,349            93,756
                                                                   -----------
Total Financial                                                     20,561,947
                                                                   -----------

Industrial (10.77%)
Agilent Technologies Inc*                              4,015           129,122
Allied Waste Industries Inc*                           2,502            19,966
American Power Conversion Corp                         1,724            45,117
American Standard Cos Inc                              1,757            80,119
Applera Corp - Applied Biosystems Group                1,972            42,398
Ball Corp                                                990            37,135

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005
                                    CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Bemis Co                                               1,106       $    28,922
Black & Decker Corp                                      725            61,843
Boeing Co                                              7,696           515,786
Burlington Northern Santa Fe Corp                      3,482           184,616
CSX Corp                                               2,159            94,845
Caterpillar Inc                                        6,388           354,470
Cummins Inc                                              447            38,652
Danaher Corp                                           2,583           138,345
Deere & Co                                             2,255           147,432
Dover Corp                                             1,842            74,969
Eastman Kodak Co                                       2,684            65,409
Eaton Corp                                             1,440            92,045
Emerson Electric Co                                    3,881           261,114
FedEx Corp                                             2,838           231,127
Fisher Scientific International Inc                    1,154            74,410
Fluor Corp                                               774            47,918
General Dynamics Corp                                  1,851           212,106
General Electric Co                                   98,469         3,309,543
Goodrich Corp                                          1,231            56,404
Honeywell International Inc                            7,897           302,297
ITT Industries Inc                                       899            98,099
Illinois Tool Works Inc                                2,579           217,358
Jabil Circuit Inc*                                     1,699            50,019
L-3 Communications Holdings Inc                        1,134            92,852
Leggett & Platt Inc                                    1,920            46,483
Lockheed Martin Corp                                   3,715           231,222
Masco Corp                                             4,084           125,297
Molex Inc                                              1,595            42,682
Norfolk Southern Corp                                  3,784           134,748
Northrop Grumman Corp                                  3,331           186,836
Pactiv Corp*                                           1,493            28,979
Pall Corp                                              1,225            35,035
Parker Hannifin Corp                                   1,073            69,144
PerkinElmer Inc                                        1,321            27,345
Power-One Inc*                                           892             4,317
Raytheon Co                                            4,248           166,607
Rockwell Automation Inc                                1,670            86,907
Rockwell Collins Inc                                   1,757            84,564
Ryder System Inc                                         677            23,756
Sanmina-SCI Corp*                                      5,243            26,582
Sealed Air Corp*                                         791            40,143
Snap-On Inc                                              609            21,620
Solectron Corp*                                        9,768            40,049
Stanley Works/The                                        670            30,653
Symbol Technologies Inc                                2,853            26,191
Tektronix Inc                                            880            22,238
Textron Inc                                            1,233            87,913
Thermo Electron Corp                                   1,602            44,696
3M Co                                                  7,154           509,007
Tyco International Ltd                                18,734           521,367
Union Pacific Corp                                     2,402           163,985
United Parcel Service Inc                             10,344           733,286
United Technologies Corp                               9,481           474,050
Vulcan Materials Co                                      968            69,551
Waste Management Inc                                   5,228           143,404
Waters Corp*                                           1,083            49,244
Cooper Industries Ltd                                    903            59,995
Ingersoll-Rand Co Ltd                                  1,526           121,500
                                                                   -----------
Total Industrial                                                    11,583,834
                                                                   -----------

Technology (11.48%)
Adobe Systems Inc                                      4,534           122,599
Advanced Micro Devices Inc                             3,687            76,579
Affiliated Computer Services Inc*                      1,205            62,600
Altera Corp*                                           3,445            75,342
Analog Devices Inc                                     3,480           126,846
Apple Computer Inc*                                    7,668           359,859
Applied Materials Inc                                 15,309           280,308
Applied Micro Circuits Corp*                           3,100             8,525
Autodesk Inc*                                          2,088            90,202
Automatic Data Processing Inc                          5,374           229,739
BMC Software Inc*                                      2,233            44,660
Broadcom Corp*                                         2,836           123,366
Citrix Systems Inc*                                    1,744            41,507
Computer Associates International Inc                  4,990           134,530
Computer Sciences Corp                                 1,690            75,290
Compuware Corp*                                        3,895            35,289
Dell Inc*                                             22,435           798,686
EMC Corp                                              22,360           287,550
Electronic Arts Inc*                                   2,829           162,045
Electronic Data Systems Corp                           4,789           107,274
First Data Corp                                        7,240           300,822
Fiserv Inc*                                            1,768            79,330
Freescale Semiconductor Inc*                           3,839            92,443
Gateway Inc*                                           3,760            11,430
Hewlett-Packard Co                                    26,781           743,441
IMS Health Inc                                         2,133            58,018
Intel Corp                                            57,289         1,473,473
International Business Machines Corp                  15,022         1,211,074
Intuit Inc*                                            1,703            78,066
Kla-Tencor Corp                                        1,959            99,439
LSI Logic Corp*                                        3,860            37,210
Lexmark International Inc*                             1,056            66,507
Linear Technology Corp                                 2,817           106,849
Maxim Integrated Products Inc                          3,002           128,035
Mercury Interactive Corp*                                849            31,133
Microsoft Corp                                        93,282         2,555,927
Micron Technology Inc                                  5,662            67,434
NCR Corp*                                              1,875            64,163
National Semiconductor Corp                            3,203            79,851
Network Appliance Inc*                                 3,359            79,743
Novell Inc*                                            3,782            24,886
Novellus Systems Inc*                                  1,406            37,695
Nvidia Corp*                                           1,524            46,756
Oracle Corp*                                          41,052           532,444
PMC - Sierra Inc*                                      1,841            15,612
Parametric Technology Corp*                            2,707            16,404
Pitney Bowes Inc                                       2,120            91,690
QLogic Corp*                                             993            34,318
Siebel Systems Inc                                     5,112            42,174
Sun Microsystems Inc*                                 31,638           120,224
Teradyne Inc*                                          2,030            34,104
Texas Instruments Inc                                 15,483           505,984
Unisys Corp*                                           3,371            22,417
Xilinx Inc                                             3,304            92,809
Xerox Corp*                                            9,156           122,782
                                                                   -----------
Total Technology                                                    12,347,483
                                                                   -----------

Utilities (3.34%)
AES Corp/The*                                          6,111            96,187
Allegheny Energy Inc*                                  1,381            41,651
Ameren Corp                                            1,912           105,026
American Electric Power Co Inc                         3,669           136,413
CMS Energy Corp*                                       2,062            33,198
Calpine Corp*                                          4,357            13,376
Centerpoint Energy Inc                                 2,697            38,324
Cinergy Corp                                           1,882            82,883
Consolidated Edison Inc                                2,227           104,469
Constellation Energy Group Inc                         1,672            98,230
DTE Energy Co                                          1,568            71,767
Dominion Resources Inc                                 3,130           239,382
Duke Energy Corp                                       8,747           253,576
Edison International                                   2,978           134,099
Entergy Corp                                           1,978           148,172
Exelon Corp                                            6,194           333,795
FPL Group Inc                                          3,678           158,485
FirstEnergy Corp                                       3,118           159,112
KeySpan Corp                                           1,600            61,072
Nicor Inc                                                460            19,049
NiSource Inc                                           2,493            60,181
PG&E Corp                                              3,392           127,268
PPL Corp                                               3,632           116,079
Peoples Energy Corp                                      383            15,921
Pinnacle West Capital Corp                               969            43,537
Progress Energy Inc                                    2,285            99,603
Public Service Enterprise Group Inc                    2,191           141,429
Sempra Energy                                          2,396           107,389
Southern Co/The                                        6,912           237,772
TECO Energy Inc                                        1,982            34,506
TXU Corp                                               2,190           212,473
Xcel Energy Inc                                        3,728            71,726
                                                                   -----------
Total Utilities                                                      3,596,150
                                                                   -----------

Total Common Stock (Cost $81,308,617)                              104,106,377
                                                                   -----------

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005
                                    CONTINUED
--------------------------------------------------------------------------------

       Par Value
       ---------
Short-Term Investments (2.95%)
      $  100,000   United States Treasury Bills 09/08/05 (b)      $     99,940
       3,100,000   United States Treasury Bills 11/17/05             3,077,213
                                                                  ------------
Total Short-Term Investments (Cost $3,177,153)                       3,177,153
                                                                  ------------
               Total Investments (Cost $84,485,770)(a)(99.76%)     107,283,530
               Other Assets (0.24%)                                    256,482
                                                                  ------------
                   Net Assets (100.00%)                           $107,540,012
                                                                  ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $84,485,770. At August 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                            $ 32,919,550
               Unrealized depreciation                             (10,121,790)
                                                                  ------------
                    Net unrealized appreciation                   $ 22,797,760
                                                                  ============

(b) At August 31, 2005, certain United States Treasury Bills with a market value of $199,219 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at August 31, 2005:
      (Contracts-$250 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Appreciation
               S&P 500 Index:
               11/Sept 05/Long                                    $     38,350
                                                                  ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2005

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Common Stocks (98.06%)
Basic Materials (3.63%)
Airgas Inc                                            10,448       $   293,902
Albemarle Corp                                         6,886           250,031
Bowater Inc                                            8,349           259,069
Cabot Corp                                             9,435           311,355
Chemtura Corp                                         34,919           599,210
Cytec Industries Inc                                   6,464           307,686
FMC Corp*                                              5,534           315,217
Ferro Corp                                             5,836           110,767
Glatfelter                                             6,114            83,823
Longview Fibre Co                                      7,663           154,793
Lubrizol Corp                                         10,101           417,676
Lyondell Chemical Co                                  33,654           868,273
Minerals Technologies Inc                              3,079           187,665
Olin Corp                                             10,642           198,793
Potlatch Corp                                          4,140           223,560
RPM International Inc                                 17,583           333,198
Rayonier Inc                                           7,531           408,557
Sensient Technologies Corp                             7,064           132,591
Steel Dynamics Inc                                     6,691           210,967
Valspar Corp                                           7,724           373,146
                                                                   -----------
Total Basic Materials                                                6,040,279
                                                                   -----------

Communications (5.25%)
Adtran Inc                                            10,817           279,295
Avocent Corp*                                          7,475           249,067
Belo Corp                                             16,013           393,279
Catalina Marketing Corp                                7,281           174,307
Checkfree Corp*                                       12,594           463,333
Cincinnati Bell Inc*                                  36,800           159,344
CommScope Inc*                                         7,575           141,653
Emmis Communications Corp*                             5,027           120,447
Entercom Communications Corp*                          6,943           232,243
F5 Networks Inc*                                       5,501           227,136
Harris Corp                                           19,974           771,196
Harte-Hanks Inc                                       10,584           271,585
Lee Enterprises Inc                                    6,807           295,424
Macromedia Inc*                                       11,043           408,039
McAfee Inc*                                           24,035           736,673
Media General Inc                                      3,593           236,383
Newport Corp*                                          5,975            79,707
Plantronics Inc                                        7,361           239,969
Polycom Inc*                                          14,723           262,217
Powerwave Technologies Inc*                           14,548           152,463
RSA Security Inc*                                      9,687           127,287
RF Micro Devices Inc*                                 28,136           184,291
Reader's Digest Association Inc/The                   14,939           242,908
Scholastic Corp*                                       5,526           201,533
Telephone & Data Systems Inc                           8,193           334,684
Telephone & Data Systems Inc                           8,193           315,431
3Com Corp*                                            57,072           194,045
Utstarcom Inc*                                        15,917           122,561
Washington Post Co/The                                 1,035           861,120
Westwood One Inc                                      13,373           271,873
                                                                   -----------
Total Communications                                                 8,749,493
                                                                   -----------

Consumer, Cyclical (15.76%)
Abercrombie & Fitch Co                                13,075           727,101
Advance Auto Parts*                                   11,032           672,180
Aeropostale Inc*                                       8,352           213,310
Airtran Holdings Inc*                                 11,941           123,351
Alaska Air Group Inc*                                  3,745           126,281
American Eagle Outfitters                             20,006           572,772
AnnTaylor Stores Corp*                                10,587           271,027
Applebees International Inc                           12,164           268,946
ArvinMeritor Inc                                      10,508           194,923
BJ's Wholesale Club Inc*                              10,426           297,662
Bandag Inc                                             2,701           116,953
Barnes & Noble Inc                                     9,763           368,749
Bob Evans Farms Inc                                    4,916           118,918
Borders Group Inc                                     11,265           257,180
BorgWarner Inc                                         8,427           492,642
Boyd Gaming Corp                                       9,937           462,369
Brinker International Inc*                            13,242           491,940
CBRL Group Inc                                         7,129           257,785
CDW Corp                                              10,876           642,554
Callaway Golf Co                                      10,626           158,434
Carmax Inc*                                           15,638           498,227
Cheesecake Factory/The*                               11,671           369,621
Chico's FAS Inc*                                      26,796           930,089
Claire's Stores Inc                                   14,850           348,678
Copart Inc*                                           12,534           309,464
Dollar Tree Stores Inc*                               16,945           385,838
Fastenal Co                                           10,569           640,270
Foot Locker Inc                                       23,393           510,903

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2005
                                    CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Furniture Brands International Inc                     7,964       $   152,192
GTECH Holdings Corp                                   17,374           496,549
HNI Corp                                               7,807           450,074
Harman International Industries Inc                    9,659           998,741
Hovnanian Enterprises Inc*                             7,259           436,629
International Speedway Corp                            6,633           371,912
JetBlue Airways Corp*                                 14,431           274,911
Krispy Kreme Doughnuts Inc*                            8,602            59,784
Lear Corp                                             10,072           379,714
Lennar Corp                                           21,751         1,350,737
Macrovision Corp*                                      7,461           138,029
Michaels Stores Inc                                   20,223           734,095
Herman Miller Inc                                     10,488           313,591
Modine Manufacturing Co                                4,817           169,366
Mohawk Industries Inc*                                 8,887           758,772
Neiman-Marcus Group Inc                                7,343           726,223
99 Cents Only Stores*                                  9,681           102,135
O'Reilly Automotive Inc*                              15,798           435,551
Outback Steakhouse Inc                                10,275           427,543
Pacific Sunwear Of California*                        11,138           265,975
Payless Shoesource Inc*                               10,216           189,405
Petsmart Inc                                          21,889           564,080
Pier 1 Imports Inc                                    12,956           161,302
Polo Ralph Lauren Corp                                 9,000           445,950
Proliance International Inc*                           1,135             6,435
Regis Corp                                             6,709           274,734
Ross Stores Inc                                       22,024           547,957
Ruby Tuesday Inc                                       9,622           212,646
Ryland Group Inc                                       7,133           516,144
Saks Inc                                              20,965           455,150
Tech Data Corp*                                        8,752           320,411
Thor Industries Inc                                    6,715           222,938
Timberland Co*                                         9,582           316,110
Toll Brothers Inc*                                    18,542           890,943
Urban Outfitters Inc*                                  9,762           543,353
Williams-Sonoma Inc*                                  17,564           706,951
                                                                   -----------
Total Consumer, Cyclical                                            26,245,199
                                                                   -----------

Consumer, Non-cyclical (18.76%)
Adesa Inc                                             13,753           313,568
Advanced Medical Optics Inc*                           9,644           379,588
Alliance Data Systems Corp*                            9,916           417,166
American Greetings Corp                               10,349           262,761
Apria Healthcare Group Inc*                            7,272           248,921
Banta Corp                                             3,740           183,073
Barr Pharmaceuticals Inc*                             14,277           651,174
Beckman Coulter Inc                                    9,287           518,122
Blyth Inc                                              5,697           141,570
Career Education Corp*                                15,378           602,818
Cephalon Inc*                                          8,705           352,727
Charles River Laboratories International Inc*          9,919           504,084
ChoicePoint Inc*                                      13,310           571,398
Church & Dwight Co Inc                                 9,509           362,863
Community Health Systems Inc*                          9,998           368,226
Corinthian Colleges Inc*                              13,615           172,638
Corporate Executive Board Co                           5,618           453,766
Covance Inc*                                           9,420           492,666
Cytyc Corp*                                           17,018           424,599
Dean Foods Co*                                        22,360           825,978
Deluxe Corp                                            7,536           299,481
Dentsply International Inc                            11,239           595,330
DeVry Inc*                                             9,801           181,024
Education Management Corp*                            10,239           346,795
Edwards Lifesciences Corp*                             8,939           393,316
Gartner Inc                                           15,431           173,444
Gen-Probe Inc*                                         7,475           340,262
Health Net Inc*                                       16,659           768,146
Hillenbrand Industries Inc                             8,817           438,822
Hormel Foods Corp                                     15,748           502,204
ITT Educational Services Inc                           6,892           350,389
Inamed Corp*                                           5,375           389,688
Intuitive Surgical Inc*                                5,151           383,234
Invitrogen Corp*                                       7,740           655,810
IVAX Corp*                                            34,925           904,558
Kelly Services Inc                                     4,906           143,402
Korn/Ferry International*                              5,430           107,623
Laureate Education Inc*                                7,397           309,564
LifePoint Hospitals Inc*                               7,693           349,878
Lincare Holdings Inc*                                 15,056           637,471
MPS Group Inc*                                        15,386           170,169
Manpower Inc                                          13,487           607,724
Martek Biosciences Corp*                               4,656           237,456
Millennium Pharmaceuticals Inc*                       46,016           460,620
Omnicare Inc                                          15,630           821,357
Pacificare Health Systems*                            12,936           975,116
Par Pharmaceutical Cos Inc*                            5,082           122,832
Patterson Cos Inc*                                    20,610           825,637
PepsiAmericas Inc                                     15,893           400,821
Perrigo Co                                            13,259           190,001
Protein Design Labs Inc*                              15,808           422,706
Quanta Services Inc*                                  16,328           195,936
Renal Care Group Inc*                                 10,176           479,188
Rent-A-Center Inc*                                    10,743           217,009
Rollins Inc                                            7,384           145,169
Ruddick Corp                                           6,508           152,092
Henry Schein Inc*                                     12,992           541,636
Scotts Miracle-Gro Co/The                              4,580           375,468
Sepracor Inc*                                         15,738           790,048
Smithfield Foods Inc*                                 15,460           430,561
JM Smucker Co/The                                      8,768           418,409
Sotheby's Holdings*                                    8,843           153,780
STERIS Corp                                           10,396           259,276
Techne Corp*                                           5,754           327,805
Tootsie Roll Industries Inc                            7,493           238,727
Triad Hospitals Inc*                                  12,892           620,621
Tupperware Corp                                        8,157           178,801
United Rentals Inc*                                   10,843           195,716
Universal Corp                                         3,844           159,987
Universal Health Services Inc                          8,752           447,315
VCA Antech Inc*                                       11,429           274,182
Valassis Communications Inc*                           7,692           303,296
Valeant Pharmaceuticals International                 13,717           274,066
Varian Medical Systems Inc                            20,039           797,953
Vertex Pharmaceuticals Inc*                           13,986           257,342
Whole Foods Market Inc                                 9,672         1,250,203
                                                                   -----------
Total Consumer, Non-cyclical                                        31,237,172
                                                                   -----------

Diversified (0.37%)
Leucadia National Corp                                14,985           610,189
                                                                   -----------
Total Diversified                                                      610,189
                                                                   -----------

Energy (9.25%)
Arch Coal Inc                                          9,410           604,122
Cooper Cameron Corp*                                   8,106           584,848
Denbury Resources Inc*                                 8,416           380,656
ENSCO International Inc                               22,691           927,154
Equitable Resources Inc                                9,158           690,513
FMC Technologies Inc*                                 10,260           412,555
Forest Oil Corp*                                       8,259           371,242
Grant Prideco Inc*                                    18,538           683,311
Hanover Compressor Co*                                10,880           164,506
Helmerich & Payne Inc                                  7,614           452,424
National Fuel Gas Co                                  11,502           346,325
Newfield Exploration Co*                              18,936           894,158
Noble Energy Inc                                      13,059         1,151,020
Patterson-UTI Energy Inc                              25,304           860,842
Peabody Energy Corp                                   18,000         1,290,060
Pioneer Natural Resources Co                          21,730         1,073,462
Plains Exploration & Production Co*                   11,568           428,594
Pogo Producing Co                                      9,542           534,352
Pride International Inc*                              21,980           556,094
Questar Corp                                          12,708           991,478
Smith International Inc                               31,820         1,105,427
Tidewater Inc                                          9,097           405,180
Western Gas Resources Inc                             10,301           494,448
                                                                   -----------
Total Energy                                                        15,402,771
                                                                   -----------

Financial (16.72%)
AMB Property Corp                                     12,592           558,203
Allmerica Financial Corp*                              8,007           325,965
American Financial Group Inc                           8,755           293,555
AmeriCredit Corp*                                     22,793           568,457
AmerUs Group Co                                        5,917           327,328

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2005
                                   CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Associated Banc-Corp                                  19,423       $   632,024
Astoria Financial Corp                                15,582           435,205
Bank of Hawaii Corp                                    8,021           407,066
WR Berkley Corp                                       17,580           623,914
Brown & Brown Inc                                      9,632           457,231
City National Corp                                     6,850           493,474
Colonial BancGroup Inc/The                            21,837           507,929
Commerce Bancorp Inc                                  23,807           802,772
Cullen/Frost Bankers Inc                               7,258           354,698
Developers Diversified Realty Corp                    16,176           776,286
Eaton Vance Corp                                      19,982           510,940
AG Edwards Inc                                        11,408           515,756
Fidelity National Financial Inc                       26,101         1,021,071
First American Corp                                   12,483           519,418
FirstMerit Corp                                       12,623           352,939
Arthur J Gallagher & Co                               13,822           394,756
Greater Bay Bancorp                                    7,651           192,805
HCC Insurance Holdings Inc                            15,292           407,532
Hibernia Corp                                         23,279           739,108
Highwoods Properties Inc                               8,059           248,862
Horace Mann Educators Corp                             5,962           116,736
Hospitality Properties Trust                           9,361           405,893
Independence Community Bank Corp                      11,793           403,321
IndyMac Bancorp Inc                                    9,327           371,494
Investors Financial Services Corp                      9,981           350,533
Jefferies Group Inc                                    7,964           314,419
LaBranche & Co Inc*                                    8,363            71,755
Legg Mason Inc                                        16,246         1,698,194
Liberty Property Trust                                12,928           561,075
Macerich Co/The                                        8,841           575,372
Mack-Cali Realty Corp                                  8,477           373,412
Mercantile Bankshares Corp                            11,881           639,554
New Plan Excel Realty Trust                           15,455           370,147
New York Community Bancorp Inc                        36,934           649,300
Ohio Casualty Corp                                     9,369           236,661
Old Republic International Corp                       27,357           688,576
PMI Group Inc/The                                     14,114           571,052
Protective Life Corp                                  10,418           427,451
Radian Group Inc                                      13,270           679,159
Raymond James Financial Inc                           10,274           311,610
Regency Centers Corp                                   9,359           545,910
SVB Financial Group*                                   5,420           254,957
Stancorp Financial Group Inc                           4,267           344,987
TCF Financial Corp                                    19,328           547,176
Texas Regional Bancshares Inc                          6,175           182,842
United Dominion Realty Trust Inc                      20,559           486,837
Unitrin Inc                                            8,651           399,417
Waddell & Reed Financial Inc                          12,404           240,390
Washington Federal Inc                                12,998           304,543
Webster Financial Corp                                 8,067           370,437
Weingarten Realty Investors                           12,387           477,519
Westamerica Bancorporation                             5,020           262,094
Wilmington Trust Corp                                 10,106           368,465
Everest Re Group Ltd                                   8,420           779,608
                                                                   -----------
Total Financial                                                     27,848,190
                                                                   -----------

Industrial (12.02%)
AGCO Corp*                                            13,548           278,140
Alexander & Baldwin Inc                                6,522           341,818
Alliant Techsystems Inc*                               5,672           436,347
Ametek Inc                                            10,360           417,404
Amphenol Corp                                         13,276           563,035
Arrow Electronics Inc                                 17,383           518,361
Avnet Inc*                                            21,698           543,535
Brink's Co/The                                         8,513           342,052
CH Robinson Worldwide Inc                             12,801           790,462
CNF Inc                                                7,752           391,243
Carlisle Cos Inc                                       4,658           287,958
Crane Co                                               8,309           246,029
Donaldson Co Inc                                      11,728           359,346
Dycom Industries Inc*                                  7,301           129,374
Energizer Holdings Inc*                               10,589           687,226
Expeditors International Washington Inc               15,944           885,051
Federal Signal Corp                                    6,704           114,638
Flowserve Corp*                                        8,293           308,002
GATX Corp                                              7,418           300,652
Gentex Corp                                           23,370           400,094
Graco Inc                                             10,349           385,086
Granite Construction Inc                               5,796           216,075
Harsco Corp                                            6,227           365,214
Hubbell Inc                                            9,223           416,880
JB Hunt Transport Services Inc                        20,652           373,182
Jacobs Engineering Group Inc                           8,532           532,397
Kemet Corp*                                           12,051            97,854
Kennametal Inc                                         5,627           262,443
Lancaster Colony Corp                                  4,889           223,672
Martin Marietta Materials Inc                          7,076           511,736
Nordson Corp                                           5,052           179,447
Overseas Shipholding Group                             5,484           335,347
Packaging Corp of America                             12,725           266,716
Pentair Inc                                           15,195           599,899
Plexus Corp*                                           6,012           102,685
Precision Castparts Corp                               9,912           958,292
Republic Services Inc                                 19,303           699,348
SPX Corp                                              11,273           513,372
Sequa Corp*                                            1,459            99,942
Sonoco Products Co                                    14,851           422,214
Stericycle Inc*                                        6,730           391,215
Swift Transportation Co Inc*                          10,857           216,489
Tecumseh Products Co*                                  2,574            68,494
Teleflex Inc                                           5,612           386,386
Thomas & Betts Corp                                    8,939           317,692
Timken Co                                             13,700           402,369
Trinity Industries Inc                                 6,624           247,936
Varian Inc*                                            5,271           187,648
Vishay Intertechnology Inc*                           24,921           321,481
Werner Enterprises Inc                                10,985           196,082
Worthington Industries                                11,993           217,073
Yellow Roadway Corp*                                   8,589           402,395
York International Corp                                6,234           357,707
Zebra Technologies Corp*                              10,784           402,890
                                                                   -----------
Total Industrial                                                    20,018,425
                                                                   -----------

Technology (9.99%)
Activision Inc*                                       28,472           636,349
Acxiom Corp                                           12,866           255,004
Advent Software Inc*                                   4,509           124,268
Anteon International Corp*                             4,800           220,560
Atmel Corp*                                           66,492           136,974
BISYS Group Inc/The*                                  18,125           270,606
CSG Systems International*                             7,066           144,076
Cabot Microelectronics Corp*                           3,453           102,934
Cadence Design Systems Inc*                           40,561           649,382
Ceridian Corp*                                        22,386           454,436
Certegy Inc                                            9,361           321,831
Cognizant Technology Solutions Corp*                  19,949           908,278
Credence Systems Corp*                                13,279           117,785
Cree Inc*                                             11,481           294,373
Cypress Semiconductor Corp*                           19,279           301,331
DST Systems Inc*                                      11,668           626,572
Diebold Inc                                           10,758           516,384
Dun & Bradstreet Corp*                                10,357           659,430
Fair Isaac Corp                                       10,098           412,705
Fairchild Semiconductor International Inc*            17,960           302,626
Jack Henry & Associates Inc                           12,601           246,728
Imation Corp                                           4,829           203,349
Integrated Device Technology Inc*                     15,774           168,782
Integrated Circuit Systems Inc*                       10,541           221,993
International Rectifier Corp*                         10,155           488,456
Intersil Corp                                         22,584           474,264
Keane Inc                                              8,639            99,349
LTX Corp*                                              8,519            36,291
Lam Research Corp*                                    20,954           664,242
Lattice Semiconductor Corp*                           15,799            70,148
MEMC Electronic Materials Inc*                        19,800           333,828
McData Corp*                                          16,449            88,496
Mentor Graphics Corp*                                 10,632            90,691
Micrel Inc*                                           12,545           158,067
Microchip Technology Inc                              31,096           967,708
MoneyGram International Inc                           12,335           256,075
National Instruments Corp                             11,025           313,000
Reynolds & Reynolds Co/The                             9,000           256,860
SEI Investments Co                                    12,611           456,014
SanDisk Corp*                                         27,136         1,053,691

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2005
                                   CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Semtech Corp*                                         11,112      $    181,681
Silicon Laboratories Inc*                              7,236           224,533
Storage Technology Corp*                              15,989           590,794
Sybase Inc*                                           14,271           318,671
Synopsys Inc*                                         21,775           413,725
Transaction Systems Architects Inc*                    5,505           147,424
Triquint Semiconductor Inc*                           19,158            73,950
Western Digital Corp*                                 31,567           437,203
Wind River Systems Inc*                               11,457           150,545
                                                                  ------------
Technology                                                          16,642,462
                                                                  ------------

Utilities (6.31%)
AGL Resources Inc                                     11,546           431,243
Alliant Energy Corp                                   17,432           523,832
Aqua America Inc                                      13,991           479,332
Aquila Inc*                                           55,970           224,999
Black Hills Corp                                       4,871           202,877
DPL Inc                                               18,980           512,270
Duquesne Light Holdings Inc                           11,535           209,360
Energy East Corp                                      22,042           577,941
Great Plains Energy Inc                               11,168           347,213
Hawaiian Electric Industries Inc                      12,109           321,010
Idacorp Inc                                            6,334           194,454
MDU Resources Group Inc                               17,748           571,131
Northeast Utilities                                   19,262           383,699
NSTAR                                                 15,986           472,546
OGE Energy Corp                                       13,500           391,905
Oneok Inc                                             15,634           531,556
PNM Resources Inc                                      9,582           283,436
Pepco Holdings Inc                                    28,196           643,997
Puget Energy Inc                                      14,987           341,254
SCANA Corp                                            16,941           718,129
Sierra Pacific Resources*                             17,619           256,884
Vectren Corp                                          11,415           319,619
WGL Holdings Inc                                       7,305           240,114
WPS Resources Corp                                     5,654           325,896
Westar Energy Inc                                     12,885           309,497
Wisconsin Energy Corp                                 17,552           687,511
                                                                  ------------
Total Utilities                                                     10,501,705
                                                                  ------------
Total Common Stock (Cost $121,021,505)                             163,295,885
                                                                  ------------

       Par Value
       ---------
Short-Term Investments (1.01%)
      $ 100,000  United States Treasury Bills 09/08/05(b)         $     99,938
        200,000  United States Treasury Bills 10/06/05                 199,364
        500,000  United States Treasury Bills 10/27/05                 497,398
        900,000  United States Treasury Bills 11/17/05                 893,395
                                                                  ------------
Total Short-Term Investments (Cost $1,690,095)                       1,690,095
                                                                  ------------
                 Total Investments (Cost $122,711,600)(a)(99.07%)  164,985,980
                    Other Assets (0.93%)                             1,549,287
                                                                  ------------
                    Net Assets (100.00%)                          $166,535,267
                                                                  ============

*     Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $122,711,600. At August 31, 2005, unrealized appreciation
      (depreciation) of securities for federal income tax purpose is as follows:

                 Unrealized appreciation                          $ 49,695,028
                 Unrealized depreciation                            (7,420,648)
                                                                  ------------
                    Net unrealized appreciation                     42,274,380
                                                                  ============

(b) At August 31, 2005, certain United States Treasury Bills with a market value of $99,936 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2005: (Contracts-$500 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Appreciation
                                                                 (Depreciation)
                 S&P MidCap 400 Index:
                 8/Sept 05/Long                                   $     35,692
                                                                  ============


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                   8/31/2005

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (93.18%)
Basic Materials (2.86%)
AMCOL International Corp                               1,466       $    27,854
Arch Chemicals Inc                                     1,194            29,563
Brush Engineered Materials Inc*                          769            12,350
Buckeye Technologies Inc*                              1,716            15,032
Caraustar Industries Inc*                              1,296            15,047
Carpenter Technology Corp                              1,324            73,747
Century Aluminum Co*                                   1,551            37,534
Chaparral Steel Co*                                    1,086            24,240
Cleveland-Cliffs Inc                                   1,096            77,904
Deltic Timber Corp                                       590            24,544
HB Fuller Co                                           1,462            47,968
Georgia Gulf Corp                                      1,693            47,235
MacDermid Inc                                          1,555            46,028
Material Sciences Corp                                   683            10,388
Neenah Paper Inc                                         750            22,725
OM Group Inc*                                          1,455            28,343
Omnova Solutions Inc*                                  1,854             8,714
Penford Corp                                             400             5,800
PolyOne Corp*                                          4,408            29,930
Pope & Talbot Inc                                        726             8,131
Quaker Chemical Corp                                     439             7,788
RTI International Metals Inc*                            966            33,501
Reliance Steel & Aluminum Co                           1,663            79,824
Rock-Tenn Co                                           1,817            27,691
Ryerson Tull Inc                                       1,152            23,662
Schulman A Inc                                         1,547            28,171
Schweitzer-Mauduit International Inc                     770            17,725
Steel Technologies Inc                                   654            15,310
Wausau Paper Corp                                      2,594            30,869
Wellman Inc                                            1,480            10,286
                                                                   -----------
Total Basic Materials                                                  867,904
                                                                   -----------

Communications (2.60%)
Adaptec Inc*                                           5,637            18,715
Advo Inc                                               1,557            50,976
Aeroflex Inc*                                          3,808            35,376
Anixter International Inc                              1,885            71,969
Applied Signal Technology Inc                            560            10,690
Black Box Corp                                           903            38,802
Boston Communications Group*                             889             1,671
C-COR Inc*                                             2,207            16,530
Commonwealth Telephone Enterprises Inc                 1,151            46,316
Digital Insight Corp*                                  1,774            47,969
Ditech Communications Corp*                            1,700            12,512
4Kids Entertainment Inc*                                 613            10,556
General Communication*                                 2,942            31,715

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                   8/31/2005
                                   CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Harmonic Inc*                                          3,354       $    19,789
Internet Security Systems*                             2,484            56,436
Intrado Inc*                                             772            11,580
j2 Global Communications Inc*                          1,188            44,586
MIVA Inc*                                              1,508             8,294
Napster Inc*                                           1,603             6,508
Thomas Nelson Inc                                        657            13,495
Netgear Inc*                                           1,200            26,604
Network Equipment Technologies Inc*                    1,066             5,287
PC-Tel Inc*                                              942             8,214
Symmetricom Inc*                                       2,100            18,228
Tollgrade Communications Inc*                            630             6,930
Verity Inc*                                            1,734            17,375
Viasat Inc*                                            1,352            32,096
WebEx Communications Inc*                              2,260            58,263
Websense Inc*                                          1,177            58,721
Zix Corp                                               1,342             3,234
                                                                   -----------
Total Communications                                                   789,437
                                                                   -----------

Consumer, Cyclical (18.18%)
Action Performance Cos Inc*                              824            10,432
Advanced Marketing Services*                             884             4,420
Angelica Corp                                            425             9,388
Applica Inc                                            1,097             2,216
Arctic Cat Inc                                         1,013            21,850
Argosy Gaming Co*                                      1,511            70,503
Ashworth Inc*                                            600             4,950
Audiovox Corp*                                         1,050            18,984
Aztar Corp*                                            1,772            59,185
Bally Total Fitness Holding Corp*                      1,577             5,661
Bassett Furniture Industries Inc                         556            10,542
Bell Microproducts Inc*                                1,276            12,926
Brown Shoe Co Inc                                        932            33,366
Building Material Holding Corp                           640            59,827
Burlington Coat Factory Warehouse Corp                 1,690            64,828
CEC Entertainment Inc*                                 1,917            65,734
Casey's General Stores Inc                             2,565            51,941
Cash America International Inc                         1,344            28,184
Cato Corp/The                                          1,462            28,363
Champion Enterprises Inc*                              3,614            48,175
Childrens Place Retail Stores Inc/The*                 1,078            44,101
Christopher & Banks Corp                               1,875            30,131
Coachmen Industries Inc                                  746            10,049
Cost Plus Inc*                                         1,125            24,199
Department 56*                                           632             8,210
Dress Barn Inc*                                        1,408            33,792
Electronics Boutique Holdings Corp*                      954            61,151
Enesco Group Inc*                                        652             1,089
Ethan Allen Interiors Inc                              1,913            61,637
Fedders Corp                                           1,460             3,314
Finish Line                                            2,500            36,050
Fleetwood Enterprises Inc*                             2,730            27,600
Fred's Inc                                             2,010            28,160
Frontier Airlines Inc*                                 1,612            17,490
G&K Services Inc                                       1,071            46,021
GameStop Corp*                                         2,600            78,364
Genesco Inc*                                           1,118            44,396
Goody's Family Clothing Inc                            1,499            10,388
Group 1 Automotive Inc*                                1,153            34,129
Guitar Center Inc*                                     1,249            71,693
Gymboree Corp*                                         1,569            24,116
Haggar Corp                                              300             6,942
Hancock Fabrics Inc                                      863             4,919
Haverty Furniture Cos Inc                              1,157            14,416
Hibbett Sporting Goods Inc*                            1,203            40,469
HOT Topic Inc*                                         2,397            37,154
Hughes Supply Inc                                      3,542           112,104
Ihop Corp                                              1,098            44,096
Insight Enterprises Inc*                               2,482            46,736
Interface Inc*                                         2,381            24,167
J Jill Group Inc/The*                                  1,026            18,181
Jack in the Box Inc*                                   1,872            66,025
Jakks Pacific Inc*                                     1,204            19,998
Jo-Ann Stores Inc*                                     1,070            23,005
K-Swiss Inc                                            1,813            55,550
K2 Inc*                                                1,826            22,734
Kellwood Co                                            1,393            34,101
La-Z-Boy Inc                                           2,673            38,464
Landry's Restaurants Inc                               1,426            41,682
Libbey Inc                                               640            11,270
Linens 'n Things Inc*                                  2,240            52,864
Lone Star Steakhouse & Saloon Inc                      1,092            28,818
Longs Drug Stores Corp                                 1,914            81,154
MDC Holdings Inc                                       1,974           150,774
M/I Homes Inc                                            700            39,445
Marcus Corp                                            1,435            27,667
Men's Wearhouse Inc*                                   2,743            83,607
Meritage Homes Corp                                    1,350           105,692
Mesa Air Group Inc*                                    1,462            11,550
Mobile Mini Inc*                                         664            27,835
Monaco Coach Corp                                      1,505            23,132
Movie Gallery Inc                                      1,719            30,925
Multimedia Games Inc*                                  1,431            14,439
NVR Inc*                                                 240           212,400
National Presto Industries Inc                           327            14,581
Nautilus Inc                                           1,674            43,072
O'Charleys Inc*                                          966            15,833
Oshkosh Truck Corp                                     4,018           161,162
Owens & Minor Inc                                      2,015            57,750
Oxford Industries Inc                                    832            38,813
PF Chang's China Bistro Inc*                           1,312            67,148
Panera Bread Co*                                       1,547            86,230
Papa John's International Inc*                           832            39,786
Pegasus Solutions Inc*                                 1,159            11,358
PEP Boys-Manny Moe & Jack                              3,075            40,160
Phillips-Van Heusen                                    1,978            66,243
Pinnacle Entertainment Inc*                            1,726            34,416
Polaris Industries Inc                                 2,204           116,107
Quiksilver Inc*                                        5,824            88,816
Rare Hospitality International Inc*                    1,744            46,635
Red Robin Gourmet Burgers Inc*                           800            38,464
Russell Corp                                           1,674            30,450
Ryan's Restaurant Group Inc*                           2,086            26,722
SCP Pool Corp                                          2,736           100,138
Scansource Inc*                                          643            28,716
School Specialty Inc*                                    975            46,712
Select Comfort Corp*                                   1,867            36,089
ShopKo Stores Inc                                      1,351            33,599
Shuffle Master Inc*                                    1,755            42,910
Skyline Corp                                             400            15,748
Skywest Inc                                            2,979            70,632
Sonic Corp*                                            3,046            93,177
Sonic Automotive Inc                                   2,073            48,612
Stage Stores Inc                                       1,338            37,210
Standard Motor Products Inc                              916             9,481
Standard-Pacific Corp                                  3,490           153,316
Steak N Shake Co/The                                   1,277            24,978
Stein Mart Inc                                         2,160            52,834
Stride Rite Corp                                       1,831            23,620
Superior Industries International                      1,200            26,700
TBC Corp*                                              1,135            30,248
Too Inc*                                               1,767            47,108
Toro Co                                                2,494            96,842
Tractor Supply Co*                                     1,961           100,913
Triarc Cos Inc                                         3,265            48,975
Ultimate Electronics Inc*                                680                20
United Stationers Inc                                  1,737            81,465
WMS Industries Inc                                     1,545            44,743
Wabash National Corp                                   1,723            35,873
Watsco Inc                                             1,366            66,606
Winnebago Industries                                   1,700            51,799
Wolverine World Wide Inc                               3,060            64,474
World Fuel Services Corp                               1,200            39,240
Zale Corp*                                             2,667            74,409
                                                                   -----------
Total Consumer, Cyclical                                             5,510,803
                                                                   -----------

Consumer, Non-cyclical (16.99%)
ABM Industries Inc                                     2,508            49,734
Aaron Rents Inc                                        2,547            56,416
Administaff Inc                                        1,236            44,459
Advanced Neuromodulation Systems Inc                   1,100            56,639
Advanced Medical Optics Inc*                             100             3,936
Alliance One International Inc                         4,676            18,704
Alpharma Inc                                           2,687            71,528
Amedisys Inc*                                            743            29,066
American Healthways Inc*                               1,671            73,023
American Italian Pasta Co                                860             9,486
American Medical Systems Holdings Inc*                 3,420            70,110
AMERIGROUP Corp*                                       2,538            86,698
Amsurg Corp*                                           1,551            43,180
Arbitron Inc                                           1,587            66,654
Arqule Inc*                                            1,302             9,947
Arthrocare Corp*                                       1,179            42,880
Biolase Technology Inc*                                1,245             6,972

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                   8/31/2005
                                   CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Biosite Inc*                                             803       $    48,011
Bowne & Co Inc                                         1,795            25,489
Bradley Pharmaceuticals Inc*                             786             8,363
CDI Corp                                               1,007            27,139
CPI Corp                                                 380             6,574
Cambrex Corp                                           1,239            23,566
Centene Corp*                                          2,078            63,337
Central Parking Corp                                   1,868            29,683
Chemed Corp                                            1,244            50,332
Coinstar Inc*                                          1,000            19,190
Conmed Corp*                                           1,525            44,622
Connetics Corp*                                        1,800            34,308
Consolidated Graphics Inc*                               696            26,873
Cooper Cos Inc/The                                     2,376           162,922
Corn Products International Inc                        3,742            84,270
Cross Country Healthcare Inc*                          1,640            31,816
CryoLife Inc*                                          1,113             8,681
Curative Health Services Inc*                            589             1,331
Cyberonics Inc*                                        1,199            45,898
DJ Orthopedics Inc*                                    1,097            30,442
Datascope Corp                                           759            24,554
Delta & Pine Land Co                                   1,965            50,363
Diagnostic Products Corp                               1,491            80,514
Enzo Biochem Inc*                                      1,519            24,061
Flowers Foods Inc                                      2,891            78,722
Fossil Inc*                                            3,020            66,410
Gentiva Health Services Inc                            1,227            23,239
Great Atlantic & Pacific Tea Co*                       1,519            38,552
Haemonetics Corp*                                      1,291            57,372
Hain Celestial Group Inc*                              1,870            35,287
John H Harland Co                                      1,445            60,618
Healthcare Services Group                              1,200            22,140
Heidrick & Struggles International Inc*                  972            32,095
Hologic Inc*                                           1,046            50,449
Hooper Holmes Inc                                      3,007            12,690
ICU Medical Inc*                                         655            19,892
Idexx Laboratories Inc*                                1,782           114,119
Immucor Inc                                            2,227            52,713
Integra LifeSciences Holdings Corp*                    1,465            50,660
Invacare Corp                                          1,604            66,726
iPayment Inc*                                            600            23,310
J&J Snack Foods Corp                                     417            25,003
Kensey Nash Corp*                                        574            17,392
LCA-Vision Inc                                           973            39,942
Labor Ready Inc*                                       2,823            64,139
LabOne Inc*                                              856            37,005
Lance Inc                                              1,352            22,984
MGI Pharma Inc*                                        3,614            97,433
MAXIMUS Inc                                            1,113            41,916
Medicis Pharmaceutical Corp                            2,912            99,037
Mentor Corp                                            1,955           102,833
Merit Medical Systems Inc*                             1,295            22,624
Midas Inc*                                               700            14,770
NBTY Inc*                                              3,425            74,973
NCO Group Inc*                                         1,615            33,883
Nash Finch Co                                            581            24,402
Natures Sunshine Prods Inc                               669            14,450
Noven Pharmaceuticals Inc*                             1,200            19,992
OCA Inc*                                               2,332             3,032
Odyssey HealthCare Inc*                                1,878            31,363
On Assignment Inc*                                     1,167             8,087
Osteotech Inc*                                           821             4,581
PRG-Schultz International Inc*                         2,943             9,624
Parexel International Corp*                            1,339            25,950
Pediatrix Medical Group Inc*                           1,257            93,181
Peet's Coffee & Tea Inc*                                 600            18,762
Performance Food Group Co*                             1,978            61,259
Pharmaceutical Product Development Inc*                2,885           162,339
PolyMedica Corp                                        1,391            49,728
Possis Medical Inc*                                      932            12,144
Pre-Paid Legal Services Inc                              840            34,012
Priority Healthcare Corp*                              2,227            62,111
Ralcorp Holdings Inc                                   1,500            66,525
Regeneron Pharmaceuticals Inc*                         2,656            19,840
RehabCare Group Inc*                                     746            16,763
Resmed Inc*                                            1,735           125,510
Respironics Inc*                                       3,574           139,958
Rewards Network Inc                                    1,161             7,349
Russ Berrie & Co Inc                                     958            16,047
SFBC International Inc*                                  739            30,055
Sanderson Farms Inc                                    1,018            37,595
Savient Pharmaceuticals Inc*                           2,760            11,150
Sierra Health Services Inc*                            1,532           103,104
Sourcecorp*                                              750            15,368
Spectrum Brands Inc*                                   2,267            63,816
Spherion Corp*                                         3,098            22,832
Standard Register Co/The                               1,313            20,601
Startek Inc                                              740             9,923
Sunrise Senior Living Inc*                             1,050            62,360
SurModics Inc*                                           809            30,046
Sybron Dental Specialties Inc*                         1,978            76,687
Theragenics Corp*                                      1,389             4,306
TreeHouse Foods Inc*                                   1,600            48,160
USANA Health Sciences Inc*                               500            26,000
United Natural Foods Inc*                              2,000            68,000
United Surgical Partners International Inc*            2,163            82,865
Vertrue Inc*                                             521            17,990
Viad Corp                                              1,109            32,239
Viasys Healthcare Inc*                                 1,579            42,522
Vital Signs Inc                                          595            26,757
Volt Information Sciences Inc*                           731            16,594
WD-40 Co                                                 826            23,822
Watson Wyatt & Co Holdings                             2,252            61,412
                                                                   -----------
Total Consumer, Non-cyclical                                         5,151,912
                                                                   -----------

Energy (8.11%)
Atwood Oceanics Inc*                                     711            53,489
Cabot Oil & Gas Corp                                   2,532           109,357
Cal Dive International Inc*                            1,961           122,484
CARBO Ceramics Inc                                     1,224            73,636
Cimarex Energy Co*                                     4,323           184,765
Dril-Quip Inc*                                           800            33,616
Frontier Oil Corp                                      2,722            99,761
Headwaters Inc*                                        2,223            85,586
Hydril*                                                1,174            80,419
Input/Output Inc*                                      3,753            32,426
Lone Star Technologies Inc*                            1,476            81,623
Massey Energy Co                                       3,894           197,815
Maverick Tube Corp*                                    2,172            69,178
Oceaneering International Inc*                         1,280            63,642
Penn Virginia Corp                                       900            50,472
Petroleum Development Corp*                              815            30,970
Remington Oil & Gas Corp*                              1,386            53,403
St Mary Land & Exploration Co                          2,928           100,928
SEACOR Holdings Inc*                                   1,351            96,597
Southwestern Energy Co*                                3,902           225,926
Spinnaker Exploration Co*                              1,730            77,798
Stone Energy Corp*                                     1,367            71,617
Swift Energy Co*                                       1,422            65,312
Tetra Technologies Inc*                                1,718            48,949
Unit Corp                                              2,346           122,133
Veritas DGC Inc*                                       1,715            55,154
Vintage Petroleum Inc                                  3,319           127,549
W-H Energy Services Inc*                               1,408            45,690
                                                                   -----------
Total Energy                                                         2,460,295
                                                                   -----------

Financial (13.66%)
Acadia Realty Trust                                    1,700            30,090
Amegy Bancorp Inc                                      3,522            79,139
Anchor Bancorp Wisconsin Inc                           1,149            35,010
BankAtlantic Bancorp Inc                               3,100            52,855
Bankunited Financial Corp                              1,538            36,297
Boston Private Financial Holdings Inc                  1,401            37,225
Brookline Bancorp Inc                                  3,028            46,752
Capital Automotive REIT                                2,257            80,959
Central Pacific Financial Corp                         1,600            55,328
Chittenden Corp                                        2,361            63,653
Colonial Properties Trust                              2,086            91,993
Commercial Federal Corp                                2,035            69,007
Commercial Net Lease Realty                            2,652            52,960
Community Bank System Inc                              1,600            37,808
CRT Properties Inc                                     1,345            37,620
Delphi Financial Group                                 1,614            76,019
Dime Community Bancshares                              1,914            29,112
Downey Financial Corp                                  1,234            78,211
East West Bancorp Inc                                  2,806            95,236
EastGroup Properties Inc                               1,200            51,768
Entertainment Properties Trust                         1,184            53,943
Essex Property Trust Inc                               1,174           103,253
Financial Federal Corp                                   859            33,544
First Bancorp                                          4,128            76,203
First Midwest Bancorp Inc                              2,389            90,639
First Republic Bank                                    1,219            43,884
FirstFed Financial Corp                                  870            50,069

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                   8/31/2005
                                   CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Flagstar Bancorp Inc                                   2,522       $    43,505
Fremont General Corp                                   3,956            90,276
Gables Residential Trust                               1,501            65,384
Glenborough Realty Trust Inc                           1,638            32,842
Gold Banc Corp Inc                                     2,056            31,169
Hilb Rogal & Hobbs Co                                  1,850            65,157
Hudson United Bancorp                                  2,303            97,302
Infinity Property & Casualty Corp                      1,100            35,772
Investment Technology Group Inc*                       2,351            64,535
Irwin Financial Corp                                   1,450            30,450
Kilroy Realty Corp                                     1,457            76,798
LandAmerica Financial Group Inc                          971            57,406
Lexington Corporate Properties Trust                   2,470            56,810
MAF Bancorp Inc                                        1,677            71,994
Nara Bancorp Inc                                       1,163            16,201
New Century Financial Corp                             2,782           119,598
Parkway Properties Inc                                   565            27,312
Philadelphia Consolidated Holding Co*                  1,130            87,790
Piper Jaffray Cos*                                     1,018            31,039
Presidential Life Corp                                 1,505            26,473
ProAssurance Corp*                                     1,496            65,899
PrivateBancorp Inc                                     1,017            34,934
Provident Bankshares Corp                              1,686            57,577
RLI Corp                                               1,292            59,561
Republic Bancorp Inc                                   3,613            53,039
SCPIE Holdings Inc*                                      473             6,650
SWS Group Inc                                            787            12,820
Selective Insurance Group                              1,422            67,317
Shurgard Storage Centers Inc                           2,359           130,689
South Financial Group Inc/The                          3,940           114,733
Sovran Self Storage Inc                                  759            35,218
Sterling Bancshares Inc                                2,297            34,432
Sterling Financial Corp                                1,159            44,703
Stewart Information Services Corp                        928            44,609
Susquehanna Bancshares Inc                             2,363            59,548
Trustco Bank Corp                                      3,818            50,779
UCBH Holdings Inc                                      4,634            88,370
UICI                                                   2,373            73,231
Umpqua Holdings Corp                                   2,193            53,400
United Bankshares Inc                                  2,234            79,084
Whitney Holding Corp                                   3,126            96,656
Wintrust Financial Corp                                1,238            63,807
World Acceptance Corp*                                   952            24,362
Zenith National Insurance Corp                         1,182            74,643
                                                                   -----------
Total Financial                                                      4,142,451
                                                                   -----------

Industrial (18.19%)
AAR Corp*                                              1,478            26,013
Acuity Brands Inc                                      2,185            64,523
Advanced Energy Industries Inc*                        1,553            18,512
Albany International Corp                              1,699            61,198
Aleris International Inc*                              1,365            32,337
Analogic Corp                                            700            34,895
Apogee Enterprises Inc                                 1,275            20,477
Applied Industrial Technologies Inc                    1,491            53,542
Aptargroup Inc                                         1,875            93,244
Arkansas Best Corp                                     1,281            43,131
Armor Holdings Inc*                                    1,673            70,952
Artesyn Technologies Inc*                              1,796            16,487
Astec Industries Inc*                                    914            28,380
BEI Technologies Inc                                     675            23,551
Baldor Electric Co                                     1,689            41,668
Barnes Group Inc                                       1,185            40,883
Bel Fuse Inc                                             579            18,626
Belden CDT Inc                                         2,364            50,708
Benchmark Electronics Inc*                             2,106            61,306
Brady Corp                                             2,444            76,277
Briggs & Stratton Corp                                 2,704            99,778
C&D Technologies Inc                                   1,187            12,119
CTS Corp                                               1,721            21,409
AM Castle & Co                                           759            11,537
Ceradyne Inc*                                          1,221            38,559
Checkpoint Systems Inc                                 1,928            42,127
Chesapeake Corp                                        1,001            19,520
Clarcor Inc                                            2,604            73,693
Cognex Corp                                            2,320            69,020
Coherent Inc*                                          1,549            49,243
Commercial Metals Co                                   2,978            89,132
Cubic Corp                                             1,371            25,295
Curtiss-Wright Corp                                    1,077            69,531
Cymer Inc*                                             1,886            63,181
DRS Technologies Inc                                   1,487            76,506
Daktronics Inc                                           943            20,623
Dionex Corp*                                           1,077            56,758
EGL Inc*                                               2,382            59,764
EDO Corp                                               1,023            28,736
Electro Scientific Industries Inc*                     1,341            29,743
ElkCorp                                                1,011            35,992
EMCOR Group Inc*                                         776            42,789
Engineered Support Systems Inc                         2,004            68,336
EnPro Industries Inc*                                  1,100            37,840
Esterline Technologies Corp*                           1,086            47,404
FEI Co*                                                1,705            35,686
Flir Systems Inc*                                      3,450           111,401
Florida Rock Industries Inc                            2,928           165,725
Forward Air Corp                                       1,656            58,424
Gardner Denver Inc*                                    1,313            54,910
GenCorp Inc*                                           2,284            43,053
Gerber Scientific Inc*                                 1,029             7,100
Greatbatch Inc*                                        1,017            25,425
Griffon Corp*                                          1,420            36,409
Heartland Express Inc                                  3,249            64,720
IDEX Corp                                              2,573           111,926
Insituform Technologies Inc*                           1,227            25,399
Intermagnetics General Corp*                           1,294            37,798
Intermet Corp*                                         1,230                49
Itron Inc*                                             1,270            58,763
JLG Industries Inc                                     2,741            89,877
Kaman Corp                                             1,048            25,142
Kansas City Southern*                                  4,315            86,775
Kaydon Corp                                            1,447            41,833
Keithley Instruments Inc                                 720            10,404
Kirby Corp*                                            1,258            59,126
Knight Transportation Inc                              2,890            68,464
Landstar System Inc                                    3,058           111,067
Lawson Products                                          456            17,738
Lennox International Inc                               3,019            73,633
Lindsay Manufacturing Co                                 549            13,890
Littelfuse Inc*                                        1,132            31,492
Lydall Inc*                                              745             6,534
Magnetek Inc*                                          1,366             4,412
Manitowoc Co                                           1,371            63,889
Meade Instruments Corp*                                  955             2,311
Methode Electronics Inc                                1,654            20,377
Milacron Inc*                                          3,713             7,092
Moog Inc*                                              2,002            63,083
Mueller Industries Inc                                 1,795            47,047
Myers Industries Inc                                   1,536            18,893
NCI Building Systems Inc*                              1,100            41,470
Offshore Logistics Inc                                 1,161            42,040
Old Dominion Freight Line*                             1,000            31,980
Park Electrochemical Corp                              1,018            24,585
Paxar Corp*                                            2,034            38,260
Photon Dynamics Inc*                                     781            15,230
Planar Systems Inc*                                      664             5,093
Quanex Corp                                            1,264            77,749
Regal-Beloit Corp                                      1,574            52,524
Robbins & Myers Inc                                      666            14,605
Rogers Corp*                                             850            33,210
Roper Industries Inc                                   4,608           177,500
SBS Technologies Inc*                                    723             6,984
Shaw Group Inc/The*                                    4,144            87,438
Simpson Manufacturing Co Inc                           2,190            81,534
AO Smith Corp                                          1,508            42,435
Sonic Solutions Inc*                                   1,173            23,178
Standex International Corp                               564            15,025
Stewart & Stevenson Services Inc                       1,474            35,921
Sturm Ruger & Co Inc                                   1,292            12,313
Technitrol Inc                                         2,070            30,367
Teledyne Technologies Inc*                             1,666            64,358
Tetra Tech Inc*                                        2,868            45,228
Texas Industries Inc                                   1,086            64,954
Timken Co                                              4,588           134,750
Tredegar Corp                                          1,971            24,480
Trimble Navigation Ltd*                                2,600            94,952
Triumph Group Inc*                                       814            31,966
URS Corp                                               2,204            83,047
Universal Forest Products Inc                            881            47,953
Valmont Industries Inc                                 1,224            35,190
Vicor Corp                                             2,151            34,308
Waste Connections Inc*                                 2,239            79,126
Watts Water Technologies Inc                           1,655            56,038
Wolverine Tube Inc*                                      570             4,007
Woodward Governor Co                                     579            47,217

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                   8/31/2005
                                   CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
X-Rite Inc                                               987       $    12,426
                                                                   -----------
Total Industrial                                                     5,514,653
                                                                   -----------

Technology (8.44%)
ATMI Inc*                                              2,001            61,691
Actel Corp*                                            1,218            16,760
Agilysys Inc                                           1,491            26,763
Alliance Semiconductor Corp*                           1,688             4,524
Altiris Inc*                                           1,400            18,270
Ansys Inc*                                             1,576            59,494
Avid Technology Inc*                                   2,199            82,133
Axcelis Technologies Inc*                              5,102            30,102
Brooks Automation Inc*                                 2,287            32,475
Brooktrout Inc*                                          598             7,654
CACI International Inc*                                1,495            93,647
Captaris Inc*                                          1,544             5,759
Carreker Corp*                                         1,093             6,962
Catapult Communications Corp*                            597             9,504
Cerner Corp*                                           1,835           144,525
Ciber Inc*                                             2,938            23,034
Cohu Inc                                                 984            24,029
DSP Group Inc*                                         1,496            38,103
Dendrite International Inc*                            2,129            38,556
Digi International Inc*                                  989            10,493
EPIQ Systems Inc*                                        854            15,679
ESS Technology*                                        1,795             6,857
eFunds Corp*                                           2,455            47,873
Exar Corp*                                             1,952            30,471
Factset Research Systems Inc                           2,034            71,190
Filenet Corp*                                          1,998            53,087
Global Imaging Systems Inc*                            1,177            38,900
Global Payments Inc                                    1,943           127,811
Helix Technology Corp                                  1,211            18,964
Hutchinson Technology Inc*                             1,338            35,323
Hyperion Solutions Corp*                               2,001            86,783
Imagistics International Inc*                            812            27,161
Inter-Tel Inc                                          1,318            29,194
JDA Software Group Inc*                                1,393            19,711
Kopin Corp*                                            3,225            20,866
Kronos Inc*                                            1,593            69,025
Kulicke & Soffa Industries Inc*                        2,607            21,795
MRO Software Inc*                                      1,139            19,215
MTS Systems Corp                                       1,024            42,209
Manhattan Associates Inc*                              1,548            32,725
Mantech International Corp*                            1,539            47,724
Mapinfo Corp*                                          1,036            11,728
Mercury Computer Systems Inc*                          1,010            26,391
Micros Systems Inc*                                    1,900            84,721
Microsemi Corp                                         3,051            73,499
NDCHealth Corp*                                        1,848            34,761
NYFIX Inc*                                             1,527             9,910
Pericom Semiconductor Corp*                            1,192            10,502
Phoenix Technologies Ltd*                              1,166             8,710
Photronics Inc*                                        2,089            43,389
Power Integrations Inc*                                1,578            34,905
Progress Software Corp*                                1,849            56,690
Radiant Systems Inc*                                   1,286            15,188
Radisys Corp*                                            829            15,477
Rudolph Technologies Inc*                                760            11,149
SPSS Inc*                                                804            17,527
Serena Software Inc*                                   2,279            43,028
Skyworks Solutions Inc                                 7,682            57,922
SS&C Technologies Inc                                    900            32,841
Standard Microsystems Corp*                              864            22,507
Supertex Inc*                                            590            17,110
Synaptics Inc*                                         1,300            21,450
THQ Inc*                                               1,990            66,884
Take-Two Interactive Software Inc*                     3,454            82,205
Talx Corp                                                940            33,520
Ultratech Inc*                                         1,126            17,205
Varian Semiconductor Equipment Assoc. Inc*             1,863            84,413
Veeco Instruments Inc*                                 1,520            27,922
                                                                   -----------
Total Technology                                                     2,558,595
                                                                   -----------

Utilities (4.15%)
Allete Inc                                             1,480            66,970
American States Water Co                                 745            23,862
Atmos Energy Corp                                      4,238           125,402
Avista Corp                                            2,483            48,270
CH Energy Group Inc                                      808            38,865
Cleco Corp                                             2,440            56,120
Cascade Natural Gas Corp                                 520            10,873
Central Vermont Public Service Corp                      573            10,944
El Paso Electric Co*                                   2,442            51,184
Energen Corp                                           3,730           142,934
Green Mountain Power Corp                                231             7,011
Laclede Group Inc/The                                  1,063            34,356
New Jersey Resources Corp                              1,414            66,430
Northwest Natural Gas Co                               1,401            51,529
Piedmont Natural Gas Co                                3,920            96,275
Southern Union Co                                      5,507           135,589
Southwest Gas Corp                                     1,779            48,780
UGI Corp                                               5,210           144,035
UIL Holdings Corp                                        744            39,402
Unisource Energy Corp                                  1,752            58,310
                                                                   -----------
Total Utilities                                                      1,257,141
                                                                   -----------
Total Common Stock (Cost $19,521,876)                               28,253,191
                                                                   -----------

      Par Value
      ---------

Corporate Debt (0.05%)
         15,000   Mueller Industries 11/01/14                      $    14,944
                                                                   -----------
Total Corporate Debt (Cost $15,000)                                     14,944
                                                                   -----------

Short-Term Investments (6.58%)
     $  300,000   United States Treasury Bills  09/08/05(b)            299,824
      1,600,000   United States Treasury Bills  10/06/05             1,594,894
        100,000   United States Treasury Bills  11/17/05                99,260
                                                                   -----------
Total Short-Term Investments (Cost $1,993,978)                       1,993,978
                                                                   -----------
               Total Investments (Cost $21,530,854)(a)(99.81%)      30,262,113
               Other Assets (0.19%)                                     57,526
                                                                   -----------
                   Net Assets (100.00%)                            $30,319,639
                                                                   ===========

*     Non-Income Producing Securit

(a) Aggregate cost for federal income tax purposes is $21,530,854. At August 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                             $10,417,225
               Unrealized depreciation                              (1,685,966)
                                                                   -----------
                   Net unrealized appreciation                     $ 8,731,259
                                                                   ===========

(b) At August 31, 2005, certain United States Treasury Bills with a market value of $199,872 were pledged to cover margin requirements for futures contracts.

(c)   Futures contracts at August 31, 2005:
      (Contracts-$500 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
               Russell 2000 Stock Index:
               6/Sept 05/Long                                      $   113,447
                                                                   ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (88.67%)
Basic Materials (2.99%)
Chemicals (1.30%)
Praxair Inc                                            3,692       $   178,324
Sherwin-Williams Co/The                                1,746            80,945
                                                                   -----------
                                                                       259,269
                                                                   -----------
Forest Products&Paper (0.92%)
Plum Creek Timber Co Inc                               4,950           181,913

Mining (0.77%)
Alcoa Inc                                              5,750           154,043
                                                                   -----------
Total Basic Materials                                                  595,225
                                                                   -----------

Communications (3.89%)
Media (2.59%)
McGraw-Hill Cos Inc/The                               10,678           514,893

Telecommunications (1.30%)
SBC Communications Inc                                10,744           258,716
                                                                   -----------
Total Communications                                                   773,609
                                                                   -----------

Consumer, Cyclical (10.79%)
Apparel (0.63%)
Liz Claiborne Inc                                      3,036           124,567

Auto Manufacturers (2.01%)
Ford Motor Co                                         40,100           399,797

Retail (8.15%)
Gap Inc/The                                            4,450            84,595
Lowe's Cos Inc                                         5,750           369,783
McDonald's Corp                                       12,368           401,342
Ross Stores Inc                                        3,692            91,857
Sears Holdings Corp*                                     717            97,412
TJX Cos Inc                                            5,750           120,233
Target Corp                                            5,639           303,096
Wal-Mart Stores Inc                                    3,381           152,010
                                                                   -----------
                                                                     1,620,328
                                                                   -----------
Total Consumer, Cyclical                                             2,144,692
                                                                   -----------

Consumer, Non-cyclical (15.61%)
Agriculture (1.03%)
Reynolds American Inc                                  2,446           205,317

Beverages (2.44%)
Anheuser-Busch Cos Inc                                 3,036           134,525
Coca-Cola Co/The                                       8,000           352,000
                                                                   -----------
                                                                       486,525
                                                                   -----------
Commercial Services (1.51%)
Moody's Corp                                           6,092           299,178

Cosmetics/Personal Care (0.89%)
Procter & Gamble Co                                    3,180           176,426

Food (2.56%)
Sara Lee Corp                                         12,300           233,700
Tyson Foods Inc                                       15,472           275,092
                                                                   -----------
                                                                       508,792
                                                                   -----------
Healthcare-Products (2.11%)
Baxter International Inc                              10,411           419,876

Healthcare-Services (1.40%)
Aetna Inc                                              3,492           278,208

Household Products/Wares (1.17%)
ACCO Brands Corp*                                        410            10,701
Clorox Co                                              1,201            69,142
Fortune Brands Inc                                     1,746           151,867
                                                                   -----------
                                                                       231,710
                                                                   -----------
Pharmaceuticals (2.50%)
AmerisourceBergen Corp                                 2,803           209,300
Pfizer Inc                                            11,300           287,811
                                                                   -----------
                                                                       497,111
                                                                   -----------
Total Consumer, Non-cyclical                                         3,103,143
                                                                   -----------

Energy (12.54%)
Oil&Gas (11.38%)
Apache Corp                                            4,126           295,504
Chevron Corp                                           3,140           192,796
ConocoPhillips                                         7,348           484,527
Devon Energy Corp                                      4,752           288,779
ENSCO International Inc                                3,370           137,698
Exxon Mobil Corp                                       6,236           373,536
Valero Energy Corp                                     3,386           360,609
GlobalSantaFe Corp                                     2,725           127,748
                                                                   -----------
                                                                     2,261,197
                                                                   -----------
Oil&Gas Services (1.16%)
Baker Hughes Inc                                       2,280           133,950
Tidewater Inc                                          2,180            97,097
                                                                   -----------
                                                                       231,047
                                                                   -----------
Total Energy                                                         2,492,244
                                                                   -----------

Financial (24.01%)
Banks (6.98%)
Bank of America Corp                                   9,864           424,448
Fifth Third Bancorp                                    7,723           319,809
SunTrust Banks Inc                                     2,102           147,729
Wells Fargo & Co                                       8,297           494,667
                                                                   -----------
                                                                     1,386,653
                                                                   -----------
Diversified Finan Serv (3.09%)
Citigroup Inc                                         10,411           455,689
MBNA Corp                                              6,295           158,634
                                                                   -----------
                                                                       614,323
                                                                   -----------
Insurance (6.98%)
American International Group Inc                       4,225           250,120
Fidelity National Financial Inc                        2,994           117,125
Arthur J Gallagher & Co                                6,200           177,072
Marsh & McLennan Cos Inc                               8,600           241,230
Metlife Inc                                            5,928           290,353
Stancorp Financial Group Inc                           2,825           228,401
XL Capital Ltd                                         1,201            83,470
                                                                   -----------
                                                                     1,387,771
                                                                   -----------
REITS (6.96%)
Annaly Mortgage Management Inc                         7,408           112,602
Boston Properties Inc                                  1,746           124,228
iStar Financial Inc                                    3,704           153,605
Kimco Realty Corp                                      4,026           127,302
Mills Corp/The                                         3,804           222,686
Realty Income Corp                                     7,408           176,533
SL Green Realty Corp                                   2,280           150,776
Simon Property Group Inc                               2,180           165,833
Vornado Realty Trust                                   1,746           150,191
                                                                   -----------
                                                                     1,383,756
                                                                   -----------
Total Financial                                                      4,772,503
                                                                   -----------

Industrial (4.93%)
Building Materials (0.59%)
Masco Corp                                             3,804           116,707

Hand/Machine Tools (0.52%)
Stanley Works/The                                      2,280           104,310

Machinery-Constr&Mining (1.20%)
Caterpillar Inc                                        4,292           238,163

Metal Fabricate/Hardware (0.77%)
Worthington Industries                                 8,400           152,040

Miscellaneous Manufacturer (1.85%)
ITT Industries Inc                                     1,067           116,431
Leggett & Platt Inc                                    2,725            65,972
3M Co                                                  2,612           185,844
                                                                   -----------
                                                                       368,247
                                                                   -----------
Total Industrial                                                       979,467
                                                                   -----------

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                   8/31/2005

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Technology (8.39%)
Computers (3.55%)
Dell Inc*                                              9,949       $   354,184
Diebold Inc                                            1,746            83,808
Hewlett-Packard Co                                     5,750           159,620
Reynolds & Reynolds Co/The                             3,804           108,566
                                                                   -----------
                                                                       706,178
                                                                   -----------
Office/Business Equip (0.50%)
Pitney Bowes Inc                                       2,280            98,610

Semiconductors (1.72%)
Intel Corp                                            13,263           341,124

Software (2.62%)
First Data Corp                                        8,609           357,704
Microsoft Corp                                         5,973           163,660
                                                                   -----------
                                                                       521,364
                                                                   -----------
Total Technology                                                     1,667,276
                                                                   -----------

Utilities (5.52%)
Electric (5.52%)
Calpine Corp*                                         43,241           132,750
Cinergy Corp                                           2,180            96,007
Consolidated Edison Inc                                6,200           290,842
Entergy Corp                                           1,746           130,793
Exelon Corp                                            3,146           169,538
Progress Energy Inc                                    1,579            68,829
SCANA Corp                                             4,900           207,711
                                                                   -----------
                                                                     1,096,470
                                                                   -----------
Total Utilities                                                      1,096,470
                                                                   -----------
Total Common Stock (Cost $13,815,896)                               17,624,629
                                                                   -----------

            Par Value
            ---------
Short-Term Investments (11.04%)
    $   400,000  United States Treasury Bills  09/08/05(b)             399,763
      1,600,000  United States Treasury Bills  10/06/05              1,594,947
        100,000  United States Treasury Bills  10/27/05                 99,476
        100,000  United States Treasury Bills  11/17/05                 99,260
                                                                   -----------
Total Short-Term Investments (Cost $2,193,447)                       2,193,446
                                                                   -----------
               Total Investments (Cost $16,009,343)(a)(99.71%)      19,818,075
               Other Assets (0.29%)                                     57,557
                                                                   -----------
                   Net Assets (100.00%)                            $19,875,632
                                                                   ===========

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $16,009,343. At August 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                             $ 4,546,559
               Unrealized depreciation                                (737,827)
                                                                   -----------
                   Net unrealized appreciation                     $ 3,808,732
                                                                   ===========

(b) At August 31, 2005, certain United States Treasury Bills with a market value of $199,872 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2005: (Contracts-$250 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
               Russell 2000 Index:
               4/Sept 05/Long                                      $    22,282
                                                                   ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &           PORTFOLIO OF INVESTMENTS                   8/31/2005
  INCOME FUND

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Common Stocks (98.72%)
Basic Materials (1.84%)
Chemicals (1.84%)
BASF AG ADR                                            1,344       $    94,806
Bayer AG ADR                                           1,515            53,798
                                                                   -----------
                                                                       148,604
                                                                   -----------
Total Basic Materials                                                  148,604
                                                                   -----------

Communications (16.65%)
Media (0.79%)
Vivendi Universal SA ADR                               2,033            64,141
                                                                   -----------

Telecommunications (15.86%)
Alcatel SA ADR*                                        1,772            20,679
BT Group PLC ADR                                       1,960            76,656
Deutsche Telekom AG ADR                                6,525           124,497
Telefonaktiebolaget LM Ericsson ADR                    3,694           128,921
Nokia OYJ ADR                                         15,228           240,146
Telecom Italia SpA ADR                                 2,647            83,804
Telefonica SA ADR                                      4,065           202,356
Vodafone Group PLC ADR                                14,810           403,573
                                                                   -----------
                                                                     1,280,632
                                                                   -----------
Total Communications                                                 1,344,773
                                                                   -----------

Consumer, Cycllical (1.24%)
Auto Manufacturers (1.24%)
DaimlerChrysler AG                                     1,935           100,001
                                                                   -----------
Total Consumer, Cyclical                                               100,001
                                                                   -----------

Consumer, Non-cyclical (20.51%)
Beverages (1.45%)
Diageo PLC ADR                                         2,035           117,440
                                                                   -----------

Cosmetics/Personal Care (0.59%)
L'Oreal SA ADR                                         3,005            47,780
                                                                   -----------

Food (5.31%)
Koninklijke Ahold NV ADR                               9,773            87,273
Nestle SA ADR                                          3,465           242,030
Unilever NV                                            1,436            99,371
                                                                   -----------
                                                                       428,674
                                                                   -----------

--------------------------------------------------------------------------------
EUROPEAN GROWTH &           PORTFOLIO OF INVESTMENTS                   8/31/2005
  INCOME FUND

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Pharmaceuticals (13.15%)
AstraZeneca PLC ADR                                    3,998       $   184,388
GlaxoSmithKline PLC ADR                                6,788           330,711
Novartis AG ADR                                        6,257           305,029
Roche Holding AG ADR                                   3,516           242,077
                                                                   -----------
                                                                     1,062,205
                                                                   -----------
Total Consumer, Non-cyclical                                         1,656,099
                                                                   -----------

Energy (21.41%)
Oil&Gas (21.41%)
BP PLC ADR                                             8,176           559,075
ENI SpA ADR                                            1,613           239,127
Royal Dutch Shell PLC ADR                              3,235           219,139
Royal Dutch Shell PLC ADR                              5,120           332,595
Total SA ADR                                           2,879           379,567
                                                                   -----------
                                                                     1,729,503
                                                                   -----------
Total Energy                                                         1,729,503
                                                                   -----------

Financial (30.10%)
Banks (23.47%)
ABN AMRO Holding NV ADR                                4,009            96,817
BNP Paribas ADR                                        3,552           128,050
Banco Bilbao Vizcaya Argentaria SA ADR                 8,479           141,769
Banco Santander Central Hispano SA ADR                14,458           178,267
Barclays PLC ADR                                       7,651           308,335
Credit Suisse Group ADR                                3,053           133,172
HSBC Holdings PLC ADR                                  5,249           424,329
Lloyds TSB Group PLC ADR                               3,555           118,595
Deutsche Bank AG                                       1,496           130,137
UBS AG                                                 2,875           236,038
                                                                   -----------
                                                                     1,895,509
                                                                   -----------
Insurance (6.63%)
Aegon NV                                               2,886            40,779
Allianz AG ADR                                         9,057           117,832
AXA SA ADR                                             3,684            98,363
ING Groep NV ADR                                       4,832           141,191
Prudential PLC ADR                                     2,089            38,876
Royal & Sun Alliance Insurance Group ADR               1,727            14,610
Swiss Reinsurance ADR                                    960            61,392
Zurich Financial Services AG ADR                       1,265            22,138
                                                                   -----------
                                                                       535,181
                                                                   -----------
Total Financial                                                      2,430,690
                                                                   -----------

Industrial (3.10%)
Electronics (0.98%)
Koninklijke Philips Electronics NV                     2,984            79,225
                                                                   -----------

Miscellaneous Manufacturer (2.12%)
Siemens AG ADR                                         2,235           170,977
                                                                   -----------
Total Industrial                                                       250,202
                                                                   -----------

Technology (1.04%)
Software (1.04%)
SAP AG ADR                                             1,967            83,931
                                                                   -----------
Total Technology                                                        83,931
                                                                   -----------

Utilities (2.84%)
Electric (2.07%)
E.ON AG ADR                                            5,235           166,996
                                                                   -----------

Water (0.77%)
Suez SA ADR                                            2,137            62,656
                                                                   -----------
Total Utilities                                                        229,652
                                                                   -----------
Total Common Stock (Cost $6,994,695)                                 7,973,455
                                                                   -----------

               Total Investments (Cost $6,994,695)(a)(98.72%)        7,973,455
               Other Net Assets (1.28%)                                103,045
                                                                   -----------
                   Net Assets (100.00%)                            $ 8,076,500
                                                                   ===========

*     Non-Income Producing Security

      ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $6,995,255. At August 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                             $ 1,432,524
               Unrealized depreciation                                (454,324)
                                                                   -----------
                   Net unrealized appreciation                     $   978,200
                                                                   ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2005

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (98.04%)
Basic Materials (0.53%)
Sigma-Aldrich Corp                                       968       $    60,403
Smurfit-Stone Container Corp*                          3,522            38,883
                                                                   -----------
Total Basic Materials                                                   99,286
                                                                   -----------

Communications (26.52%)
Amazon.Com Inc*                                        3,825           163,328
Cisco Systems Inc*                                    32,421           571,258
Comcast Corp*                                         13,517           415,648
Comverse Technology Inc*                               2,942            75,845
eBay Inc*                                             14,332           580,303
EchoStar Communications Corp                           3,155            94,429
Telefonaktiebolaget LM Ericsson ADR                    1,600            55,840
IAC/InterActive Corp*                                  5,869           144,084
JDS Uniphase Corp*                                    22,545            35,847
Juniper Networks Inc*                                  4,839           110,039
Lamar Advertising Co*                                  1,224            49,229
Level 3 Communications Inc*                            9,285            18,291
Liberty Global Inc*                                    3,400           172,550
MCI Inc*                                               4,700           120,508
NTL Inc*                                               1,300            83,044
Qualcomm Inc                                          28,068         1,114,580
Sirius Satellite Radio Inc*                           20,400           140,352
Symantec Corp*                                        17,688           371,094
Tellabs Inc*                                           3,436            30,546
VeriSign Inc*                                          3,318            72,332
XM Satellite Radio Holdings Inc*                       3,100           109,275
Yahoo! Inc*                                            9,517           317,297
Check Point Software Technologies*                     3,587            80,923
                                                                   -----------
Total Communications                                                 4,926,642
                                                                   -----------

Consumer, Cyclical (10.26%)
Bed Bath & Beyond Inc*                                 5,723           232,068

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                   8/31/2005
                                    CONTINUED

Company                                               Shares      Value (Note 1)
--------------------------------------------------------------------------------
CDW Corp                                               1,224       $    72,314
Cintas Corp                                            2,913           120,161
Costco Wholesale Corp                                  3,439           149,390
Dollar Tree Stores Inc*                                1,584            36,068
Fastenal Co                                            1,054            63,851
Paccar Inc                                             2,754           193,000
Petsmart Inc                                           2,060            53,086
Ross Stores Inc                                        2,056            51,153
Sears Holdings Corp*                                   2,500           339,650
Staples Inc                                            7,098           155,872
Starbucks Corp*                                        7,619           373,636
Wynn Resorts Ltd*                                      1,400            66,808
                                                                   -----------
Total Consumer, Cyclical                                             1,907,057
                                                                   -----------

Consumer, Non-Cyclical (17.49%)
Amgen Inc                                              8,101           647,270
Apollo Group Inc*                                      2,622           206,247
Biomet Inc                                             4,843           178,658
Biogen Idec Inc*                                       5,289           222,931
Career Education Corp*                                 1,414            55,429
Celgene Corp*                                          2,400           120,480
Chiron Corp*                                           3,717           135,447
Dentsply International Inc                             1,094            57,949
Express Scripts Inc*                                   1,844           106,694
Genzyme Corp*                                          4,486           319,269
Gilead Sciences Inc*                                   6,348           272,964
Invitrogen Corp*                                         742            62,870
Lincare Holdings Inc*                                  1,389            58,810
Medimmune Inc*                                         3,776           113,016
Millennium Pharmaceuticals Inc*                        4,612            46,166
Patterson Cos Inc*                                     1,906            76,354
Paychex Inc                                            5,080           173,380
Sepracor Inc*                                          1,400            70,280
Teva Pharmaceutical Industries Ltd ADR                 6,584           213,585
Whole Foods Market Inc                                   869           112,327
                                                                   -----------
Total Consumer, Non-cyclical                                         3,250,126
                                                                   -----------

Industrial (2.69%)
American Power Conversion Corp                         2,777            72,674
CH Robinson Worldwide Inc                              1,223            75,520
Expeditors International Washington Inc                1,500            83,265
Molex Inc                                              1,429            38,240
Sanmina-SCI Corp*                                      7,670            38,887
Garmin Ltd                                             1,391            80,539
Flextronics International Ltd*                         8,478           110,723
                                                                   -----------
Total Industrial                                                       499,848
                                                                   -----------

Technology (40.53%)
ATI Technologies Inc*                                  3,325            40,499
Adobe Systems Inc                                      6,654           179,924
Altera Corp*                                           7,208           157,639
Apple Computer Inc*                                   16,300           764,959
Applied Materials Inc                                 12,109           221,716
Autodesk Inc*                                          3,200           138,240
BEA Systems Inc*                                       5,204            45,899
Broadcom Corp*                                         3,624           157,644
Citrix Systems Inc*                                    2,835            67,473
Cognizant Technology Solutions Corp*                   1,800            81,954
Dell Inc*                                             12,659           450,660
Electronic Arts Inc*                                   4,382           251,001
Fiserv Inc*                                            3,459           155,205
Intel Corp                                            30,772           791,456
Intersil Corp                                          1,947            40,887
Intuit Inc*                                            3,416           156,589
Kla-Tencor Corp                                        3,369           171,010
Lam Research Corp*                                     1,871            59,311
Linear Technology Corp                                 5,819           220,715
Maxim Integrated Products Inc                          6,384           272,278
Mercury Interactive Corp*                              1,482            54,345
Microsoft Corp                                        52,922         1,450,063
Microchip Technology Inc                               2,516            78,298
Network Appliance Inc*                                 5,156           122,403
Novellus Systems Inc*                                  2,060            55,229
Oracle Corp*                                          30,526           395,922
Pixar*                                                 1,616            70,942
QLogic Corp*                                           1,377            47,589
Research In Motion Ltd*                                2,578           201,832
SanDisk Corp*                                          2,324            90,241
Siebel Systems Inc                                     8,163            67,345
Sun Microsystems Inc*                                 20,014            76,053
Synopsys Inc*                                          2,087            39,653
Xilinx Inc                                             6,348           178,315
Marvell Technology Group Ltd*                          3,756           177,246
                                                                   -----------
Total Technology                                                     7,530,535
                                                                   -----------
Total Common Stock (Cost $20,186,830)                               18,213,494
                                                                   -----------

                    Par Value
                    ---------
Short-Term Investments (1.61%)
    $   200,000  United States Treasury Bills 10/06/05             $   199,362
        100,000  United States Treasury Bills 11/17/05                  99,265
                                                                   -----------
 Total Short-Term Investments  (Cost $298,627)                         298,627
                                                                   -----------

               Total Investments  (Cost $20,485,457)(a)(99.64%)     18,512,121
               Other Assets (0.36%)                                     66,256
                                                                   -----------
                   Net Assets (100.00%)                            $18,578,377
                                                                   ===========

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $20,492,500. At August 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                             $ 3,893,514
               Unrealized depreciation                              (5,873,893)
                                                                   -----------
                   Net unrealized depreciation                     $(1,980,379)
                                                                   ===========

(b) At August 31, 2005, certain United States Treasury Bills with a market value of $99,683 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2005: (Contracts-$100 times premium/delivery month/commitment)

                                                                   Unrealized
                                                                  Appreciation
                                                                 (Depreciation)
               Nasdaq 100 Futures:
               2/Sept 05/Long                                      $     7,246
                                                                   ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2005

--------------------------------------------------------------------------------

                                                                                    California
                                                                 California Tax-     Insured        California Tax-
                                                                    Free Money     Intermediate       Free Income
                                                                   Market Fund         Fund              Fund
                                                                 ----------------------------------------------------
ASSETS
   Investments at market value (identified cost $55,594,679;
   21,311,093; 126,950,906; 27,380,488; 39,540,651 and
   $16,504,391 respectively)(Note 1)                             $ 55,594,679      $ 21,775,095     $137,381,220
   Cash                                                                59,302            87,309            1,030
   Interest receivable                                                168,161           227,176        1,618,314
   Receivable for securities sold                                          --                --        3,308,289
   Receivable for fund shares sold                                      8,588                --           36,849
                                                                 ----------------------------------------------------
        Total Assets                                               55,830,730        22,089,580      142,345,702
                                                                 ----------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased                                 22,394               919           15,841
   Payable to Investment Advisor                                       11,474             6,705           58,212
   Distribution Payable                                                 1,425            10,076          120,626
   Accrued 12b-1 fee - K Shares                                            --                --               --
   Accrued shareholder service fee - K Shares                              --                --               --
   Accrued Administration Fee                                           3,910             1,567            9,380
   Accrued expenses                                                     6,673             4,394           16,788
                                                                 ----------------------------------------------------
        Total Liabilities                                              45,876            23,661          220,847
                                                                 ----------------------------------------------------

NET ASSETS:                                                      $ 55,784,854      $ 22,065,919     $142,124,855
                                                                 ====================================================
Net Assets at August 31, 2005 consist of
   Paid-in capital                                               $ 55,788,112      $ 21,350,987     $128,505,512
   Undistributed net investment income                                     --                --          223,687
   Accumulated net realized gains (losses)                             (3,258)          250,930        2,965,342
   Unrealized appreciation (depreciation) of investments                   --           464,002       10,430,314
                                                                 ----------------------------------------------------
                                                                 $ 55,784,854      $ 22,065,919     $142,124,855
                                                                 ====================================================
NET ASSETS
   Direct Shares                                                 $ 55,784,854      $ 22,065,919     $142,124,855
                                                                 ====================================================
   K Shares                                                                --                --               --
                                                                 ====================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)       55,851,482         2,044,640       11,456,853
                                                                 ====================================================
   K Shares (no par value, unlimited shares authorized)                    --                --               --
                                                                 ====================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                 $       1.00      $      10.79     $      12.41
                                                                 ====================================================
   K Shares                                                                --                --               --
                                                                 ====================================================


                                                                      U.S.         The United       Short-Term U.S
                                                                   Government    States Treasury      Government
                                                                 Securities Fund      Trust           Bond Fund
                                                                 ------------------------------------------------
ASSETS
   Investments at market value (identified cost $55,594,679;
   21,311,093; 126,950,906; 27,380,488; 39,540,651 and
   $16,504,391 respectively)(Note 1)                             $ 27,713,824      $ 39,540,651      $ 16,456,323
   Cash                                                                70,763            31,730            94,830
   Interest receivable                                                177,291                --           127,343
   Receivable for securities sold                                   1,401,581                --                --
   Receivable for fund shares sold                                      7,005            91,515               424
                                                                 ------------------------------------------------
        Total Assets                                               29,370,464        39,663,896        16,678,920
                                                                 ------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased                                  2,934           181,304            36,623
   Payable to Investment Advisor                                       11,035             7,735             3,339
   Distribution Payable                                                13,110            58,640             2,171
   Accrued 12b-1 fee - K Shares                                         1,644               911               534
   Accrued shareholder service fee - K Shares                             844               490               261
   Accrued Administration Fee                                           2,052             2,736             1,188
   Accrued expenses                                                     6,570             6,269             3,842
                                                                 ------------------------------------------------
        Total Liabilities                                              38,189           258,085            47,958
                                                                 ------------------------------------------------

NET ASSETS:                                                      $ 29,332,275      $ 39,405,811      $ 16,630,962
                                                                 ================================================
Net Assets at August 31, 2005 consist of
   Paid-in capital                                               $ 29,225,115      $ 39,408,414      $ 16,870,422
   Undistributed net investment income                                  2,997               105             1,999
   Accumulated net realized gains (losses)                           (229,173)           (2,708)         (193,391)
   Unrealized appreciation (depreciation) of investments              333,336                --           (48,068)
                                                                 ------------------------------------------------
                                                                 $ 29,332,275      $ 39,405,811      $ 16,630,962
                                                                 ================================================
NET ASSETS
   Direct Shares                                                 $ 25,023,848      $ 36,916,310      $ 15,354,033
                                                                 ================================================
   K Shares                                                      $  4,308,427      $  2,489,501      $  1,276,929
                                                                 ================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)        2,381,227        36,918,724         1,542,332
                                                                 ================================================
   K Shares (no par value, unlimited shares authorized)               407,584         2,489,611           128,163
                                                                 ================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                 $      10.51      $       1.00      $       9.96
                                                                 ================================================
   K Shares                                                      $      10.57      $       1.00      $       9.96
                                                                 ================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                        STATEMENT OF ASSETS & LIABILITIES
                                 AUGUST 31, 2005

--------------------------------------------------------------------------------


                                                                 S&P 500 Index     S&P MidCap       S&P SmallCap
                                                                     Fund          Index Fund        Index Fund
                                                                 ----------------------------------------------------
ASSETS
   Investments at market value (identified cost $84,485,770;
   $122,711,600; $21,530,854; $16,009,343; $6,994,695 and
   $20,485,457 respectively)(Note 1)                             $107,283,530      $164,985,980     $ 30,262,113
   Cash                                                                 2,809            79,104           26,347
   Interest receivable                                                     --                --              300
   Dividend receivable                                                220,121           202,627           14,116
   Receivable for securities sold                                      48,582         3,466,440               --
   Receivable for fund shares sold                                     17,197           196,721            3,204
   Variation margin receivable                                         39,387            39,071           39,957
                                                                 ----------------------------------------------------
        Total Assets                                              107,611,626       168,969,943       30,346,037
                                                                 ----------------------------------------------------

LIABILITIES
   Payable for securities purchased                                        --         2,258,185               --
   Payable for fund shares repurchased                                 36,358            90,108            1,662
   Payable to Investment Advisor                                       12,487            56,863            8,223
   Miscellaneous Payable                                                   --                --               --
   Accrued 12b-1 fee - K Shares                                         1,828             1,879            2,280
   Accrued shareholder service fee - K Shares                             807               832            1,201
   Accrued Administration Fee                                           7,671            11,666            2,129
   Accrued expenses                                                    12,463            15,143           10,903
                                                                 ----------------------------------------------------
        Total Liabilities                                              71,614         2,434,676           26,398
                                                                 ----------------------------------------------------

NET ASSETS:                                                      $107,540,012      $166,535,267     $ 30,319,639
                                                                 ====================================================

Net Assets at August 31, 2005 consist of
   Paid-in capital                                               $ 93,831,357      $113,708,615     $ 20,329,760
   Undistributed net investment income                                263,477           170,489            9,042
   Accumulated net realized gains (losses)                         (9,390,932)       10,346,091        1,136,131
   Unrealized appreciation (depreciation) of investments           22,797,760        42,274,380        8,731,259
   Unrealized appreciation (depreciation) of futures contracts         38,350            35,692          113,447
                                                                 ----------------------------------------------------
                                                                 $107,540,012      $166,535,267     $ 30,319,639
                                                                 ====================================================

NET ASSETS
   Direct Shares                                                 $102,899,452      $161,654,578     $ 24,250,063
                                                                 ====================================================
   K Shares                                                      $  4,640,560      $  4,880,689     $  6,069,576
                                                                 ====================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)        4,180,706         6,927,433        1,270,713
                                                                 ====================================================
   K Shares (no par value, unlimited shares authorized)               187,858           209,154          318,703
                                                                 ====================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                 $      24.61      $      23.34     $      19.08
                                                                 ====================================================
   K Shares                                                      $      24.70      $      23.34     $      19.04
                                                                 ====================================================

                                                                                    European
                                                                 Equity Income       Growth &         Nasdaq-100
                                                                     Fund          Income Fund        Index Fund
                                                                 ------------------------------------------------
ASSETS
   Investments at market value (identified cost $84,485,770;
   $122,711,600; $21,530,854; $16,009,343; $6,994,695 and
   $20,485,457 respectively)(Note 1)                             $ 19,818,075      $  7,973,455      $ 18,512,121
   Cash                                                                17,124            81,850            57,938
   Interest receivable                                                     --                --                --
   Dividend receivable                                                 42,722            27,458            12,194
   Receivable for securities sold                                          --                --                --
   Receivable for fund shares sold                                      2,882             3,484            13,475
   Variation margin receivable                                         12,800                --             2,800
                                                                 ------------------------------------------------
        Total Assets                                               19,893,603         8,086,247        18,598,528
                                                                 ------------------------------------------------

LIABILITIES
   Payable for securities purchased                                        --                --                --
   Payable for fund shares repurchased                                     --                --             3,555
   Payable to Investment Advisor                                        8,956             2,387             4,625
   Miscellaneous Payable                                                  700                --                --
   Accrued 12b-1 fee - K Shares                                         1,239             1,138             1,287
   Accrued shareholder service fee - K Shares                             643               599               675
   Accrued Administration Fee                                           1,401               566             1,320
   Accrued expenses                                                     5,032             5,057             8,689
                                                                 ------------------------------------------------
        Total Liabilities                                              17,971             9,747            20,151
                                                                 ------------------------------------------------

NET ASSETS:                                                      $ 19,875,632      $  8,076,500      $ 18,578,377
                                                                 ================================================

Net Assets at August 31, 2005 consist of
   Paid-in capital                                               $ 15,590,481      $  7,352,301      $ 30,616,534
   Undistributed net investment income                                 42,664            16,444            33,047
   Accumulated net realized gains (losses)                            411,473          (271,005)      (10,105,114)
   Unrealized appreciation (depreciation) of investments            3,808,732           978,760        (1,973,336)
   Unrealized appreciation (depreciation) of futures contracts         22,282                --             7,246
                                                                 ------------------------------------------------
                                                                 $ 19,875,632      $  8,076,500      $ 18,578,377
                                                                 ================================================

NET ASSETS
   Direct Shares                                                 $ 16,641,343      $  5,024,085      $ 15,161,092
                                                                 ================================================
   K Shares                                                      $  3,234,289      $  3,052,415      $  3,417,285
                                                                 ================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)        1,032,126           586,244         3,804,973
                                                                 ================================================
   K Shares (no par value, unlimited shares authorized)               200,064           355,052           862,345
                                                                 ================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                 $      16.12      $       8.57      $       3.98
                                                                 ================================================
   K Shares                                                      $      16.17      $       8.60      $       3.96
                                                                 ================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2005

--------------------------------------------------------------------------------

                                                                                   California
                                                                California Tax-      Insured       California Tax-
                                                                  Free Money      Intermediate       Free Income
                                                                  Market Fund         Fund              Fund
                                                                 ----------------------------------------------------
Investment Income
   Interest income                                               $  1,434,180      $    918,443     $  6,913,701
                                                                 ----------------------------------------------------
Expenses
   Management fees (Note 2)                                           375,619           123,272          710,619
   Administration fees (Note 2)                                        26,972             9,290           56,720
   Transfer agent fees                                                 28,190            17,517           59,753
   Accounting services                                                 37,322            18,519           63,740
   Custodian fees                                                       6,700             2,010           10,397
   Legal, audit and compliance (Note 2)                                27,136            11,643           43,891
   Trustees fees                                                        6,335             6,238            6,244
   Insurance                                                            3,243             1,010            6,056
   Printing                                                             6,843             1,490           10,177
   Registration & dues                                                  2,190               862            1,980
   12b-1 Fees - K Shares (Note 2)                                          --                --               --
   Shareholder Service Fee - K Shares (Note 2)                             --                --               --
                                                                 ----------------------------------------------------
     Total Expenses                                                   520,550           191,851          969,577
        Less reimbursement from manager (Note 2)                     (148,649)          (32,208)              --
                                                                 ----------------------------------------------------
     Net Expenses                                                     371,901           159,643          969,577
                                                                 ----------------------------------------------------
        Net Investment Income                                       1,062,279           758,800        5,944,124
                                                                 ----------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                     --           247,778        2,835,298
   Change in unrealized appreciation (depreciation)
     of investments                                                        --          (620,069)      (4,551,279)
                                                                 ----------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments                                                           --          (372,291)      (1,715,981)
                                                                 ----------------------------------------------------
   Net increase in net assets resulting from
     operations                                                  $  1,062,279      $    386,509     $  4,228,143
                                                                 ====================================================

                                                                                                      Short-Term
                                                                     U.S.          The United            U.S.
                                                                  Government     States Treasury     Government
                                                               Securities Fund       Trust            Bond Fund
                                                               -------------------------------------------------
Investment Income
   Interest income                                              $  1,248,191      $    984,194      $    442,661
                                                                ------------------------------------------------
Expenses
   Management fees (Note 2)                                          146,870           211,178            84,377
   Administration fees (Note 2)                                       11,500            17,076             6,839
   Transfer agent fees                                                25,259            25,917            18,611
   Accounting services                                                20,603            24,960            15,104
   Custodian fees                                                      3,522             4,045             1,944
   Legal, audit and compliance (Note 2)                               12,934            17,637             9,254
   Trustees fees                                                       2,084             2,069             2,083
   Insurance                                                           1,117             1,525               617
   Printing                                                            3,362             3,232             1,357
   Registration & dues                                                 4,606             5,284             2,767
   12b-1 Fees - K Shares (Note 2)                                      7,999             4,192             3,444
   Shareholder Service Fee - K Shares (Note 2)                         7,999             4,192             3,444
                                                                ------------------------------------------------
     Total Expenses                                                  247,855           321,307           149,841
        Less reimbursement from manager (Note 2)                     (23,631)         (111,758)          (48,289)
                                                                ------------------------------------------------
     Net Expenses                                                    224,224           209,549           101,552
                                                                ------------------------------------------------
        Net Investment Income                                      1,023,967           774,645           341,109
                                                                ------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions              (229,173)           (2,708)         (192,092)
   Change in unrealized appreciation (depreciation)
     of investments                                                  222,750                --           (19,505)
                                                                ------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments                                                      (6,423)           (2,708)         (211,597)
                                                                ------------------------------------------------
   Net increase in net assets resulting from
     operations                                                 $  1,017,544      $    771,937      $    129,512
                                                                ================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2005

--------------------------------------------------------------------------------


                                                                   S&P 500          S&P MidCap       S&P SmallCap
                                                                  Index Fund        Index Fund        Index Fund
                                                                 ---------------------------------------------------
Investment Income
   Interest income                                               $     10,725      $    110,060     $     53,267
   Dividend income (Net of foreign tax withheld,
   $0; $0; $0; $0; $22,828; $419, respectively)                     2,351,120         1,977,822          286,351
   Other Income                                                        21,493            17,499            3,515
                                                                 ---------------------------------------------------
        Total                                                       2,383,338         2,105,381          343,133
                                                                 ---------------------------------------------------
Expenses
   Management fees (Note 2)                                           276,585           607,173          139,183
   Administration fees                                                 43,406            62,972           11,433
   Transfer agent fees                                                 44,405            46,899           28,444
   Accounting services                                                 61,294            74,877           30,327
   Custodian fees                                                      11,410            18,681            5,616
   Legal, audit and compliance (Note 2)                                35,940            37,581           10,981
   Trustees fees                                                        2,086             2,084            2,087
   Insurance                                                            4,097             4,847              894
   Printing                                                            12,073            11,446            4,193
   Registration & dues                                                 10,980            12,911            4,893
   12b-1 Fees - K Shares (Note 2)                                       9,118             9,448           11,083
   Shareholder Service Fee - K Shares (Note 2)                          9,118             9,448           11,083
   Licensing fee                                                       10,862            12,105            2,219
                                                                 ---------------------------------------------------
     Total Expenses                                                   531,374           910,472          262,436
        Less reimbursement from manager (Note 2)                     (149,088)          (56,893)         (42,321)
                                                                 ---------------------------------------------------
     Net Expenses                                                     382,286           853,579          220,115
                                                                 ---------------------------------------------------
        Net Investment Income                                       2,001,052         1,251,802          123,018
                                                                 ---------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                586,226        11,202,350        1,016,107
   Net realized gain (loss) from futures contracts                     87,614         1,327,625          189,103
   Change in unrealized appreciation (depreciation) of
     investments                                                   10,079,510        17,900,980        4,740,302
   Change in unrealized appreciation (depreciation)
     of futures contracts                                              32,705            92,635          105,266
                                                                 ---------------------------------------------------
   Net realized and unrealized gain on investments                 10,786,055        30,523,590        6,050,778
                                                                 ---------------------------------------------------
   Net increase in net assets resulting from operations          $ 12,787,107      $ 31,775,392     $  6,173,796
                                                                 ===================================================

                                                                                   European
                                                                 Equity Income      Growth &          Nasdaq-100
                                                                     Fund          Income Fund        Index Fund
                                                                 ------------------------------------------------
Investment Income
   Interest income                                               $     43,733      $      4,316      $     11,695
   Dividend income (Net of foreign tax withheld,
   $0; $0; $0; $0; $22,828; $419, respectively)                       402,387           197,569           226,941
   Other Income                                                         2,548               665             3,104
                                                                 ------------------------------------------------
        Total                                                         448,668           202,550           241,740
                                                                 ------------------------------------------------
Expenses
   Management fees (Note 2)                                            87,331            56,851            89,140
   Administration fees                                                  7,375             2,941             7,121
   Transfer agent fees                                                 22,435            19,168            28,284
   Accounting services                                                 16,241            11,624            16,826
   Custodian fees                                                       2,141             1,977             3,101
   Legal, audit and compliance (Note 2)                                 9,076             6,879             9,403
   Trustees fees                                                        2,093             2,091             2,086
   Insurance                                                              550               192               621
   Printing                                                             2,493             1,686             4,415
   Registration & dues                                                  1,890             1,311             3,584
   12b-1 Fees - K Shares (Note 2)                                       5,747             5,405             6,375
   Shareholder Service Fee - K Shares (Note 2)                          5,747             5,405             6,375
   Licensing fee                                                           --                --             5,007
                                                                 ------------------------------------------------
     Total Expenses                                                   163,119           115,530           182,338
        Less reimbursement from manager (Note 2)                       (2,762)          (38,812)          (43,017)
                                                                 ------------------------------------------------
     Net Expenses                                                     160,357            76,718           139,321
                                                                 ------------------------------------------------
        Net Investment Income                                         288,311           125,832           102,419
                                                                 ------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                348,651           (10,275)         (597,383)
   Net realized gain (loss) from futures contracts                    517,192                --            18,101
   Change in unrealized appreciation (depreciation) of
     investments                                                    1,456,709         1,155,216         2,942,611
   Change in unrealized appreciation (depreciation)
     of futures contracts                                             (24,378)               --             7,246
                                                                 ------------------------------------------------
   Net realized and unrealized gain on investments                  2,298,174         1,144,941         2,370,575
                                                                 ------------------------------------------------
   Net increase in net assets resulting from operations          $  2,586,485      $  1,270,773      $  2,472,994
                                                                 ================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     California Tax-Free                 California Insured
                                                                      Money Market Fund                  Intermediate Fund
                                                                 ------------------------------     -----------------------------
                                                                  Year Ended       Year Ended       Year Ended        Year Ended
                                                                  August 31,       August 31,       August 31,        August 31,
                                                                     2005              2004             2005             2004
                                                                 -------------------------------------------------------------------
Operations
   Net investment income                                         $  1,062,279      $    461,912     $    758,800     $    831,112
                                                                 ------------------------------     -----------------------------
   Net realized gain (loss) on investments                                 --                --          247,778           54,419
   Change in unrealized
     appreciation (depreciation) of investments                            --                --         (620,069)         388,836
                                                                 -------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                                1,062,279           461,912          386,509        1,274,367
Distributions to Shareholders
   Distributions from net investment
     income                                                        (1,062,279)         (461,912)        (759,043)        (835,074)
   Distributions from realized capital
     gains on investments                                                  --                --          (54,421)         (78,682)
Capital Share Transactions
   Increase (decrease) in net assets
     resulting from capital share
     transactions                                                 (37,394,976)        4,376,024       (3,860,134)      (1,913,347)
                                                                 -------------------------------------------------------------------
   Total increase (decrease)                                      (37,394,976)        4,376,024       (4,287,089)      (1,552,736)

Net Assets
   Beginning of year                                               93,179,830        88,803,806       26,353,008       27,905,744
                                                                 -------------------------------------------------------------------
   End of year                                                   $ 55,784,854      $ 93,179,830     $ 22,065,919     $ 26,353,008
                                                                 ===================================================================
   Including undistributed net
   investment income of:                                         $         --      $         --     $         --     $      3,395
                                                                 ===================================================================

                                                                       California Tax-Free
                                                                           Income Fund
                                                                 ------------------------------
                                                                  Year Ended        Year Ended
                                                                  August 31,        August 31,
                                                                     2005              2004
                                                                 ------------------------------
Operations
   Net investment income                                         $  5,944,124      $  6,558,702
                                                                 ------------------------------
   Net realized gain (loss) on investments                          2,835,298         2,804,832
   Change in unrealized
     appreciation (depreciation) of investments                    (4,551,279)          184,057
                                                                 ------------------------------
   Net increase in net assets resulting
     from operations                                                4,228,143         9,547,591
Distributions to Shareholders
   Distributions from net investment
     income                                                        (5,919,149)       (6,615,271)
   Distributions from realized capital
     gains on investments                                          (2,641,599)       (1,385,238)
Capital Share Transactions
   Increase (decrease) in net assets
     resulting from capital share
     transactions                                                 (11,869,851)      (15,708,184)
                                                                 ------------------------------
   Total increase (decrease)                                      (16,202,456)      (14,161,102)

Net Assets
   Beginning of year                                              158,327,311       172,488,413
                                                                 ------------------------------
   End of year                                                   $142,124,855      $158,327,311
                                                                 ==============================
   Including undistributed net
   investment income of:                                         $    223,687      $    329,035
                                                                 ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       U.S. Government                   The United States
                                                                       Securities Fund                     Treasury Trust
                                                                 ------------------------------     -----------------------------
                                                                  Year Ended       Year Ended       Year Ended        Year Ended
                                                                  August 31,       August 31,       August 31,        August 31,
                                                                     2005              2004             2005             2004
                                                                 -------------------------------------------------------------------
Operations
   Net investment income                                         $  1,023,967      $    921,273     $    774,645     $    255,414
   Net realized gain on investments                                  (229,173)          263,550           (2,708)           2,510
   Change in unrealized
      appreciation (depreciation) of investments                      222,750            10,692               --               --
                                                                 -------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                               1,017,544         1,195,515          771,937          257,924
   Undistributed investment income
      included in price of shares sold
      and repurchased                                                      --                --               --               --

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                  (926,065)         (898,759)        (751,092)        (254,691)
      K Shares                                                        (97,919)          (19,496)         (23,553)            (723)
   Distributions from realized capital
      gains on investments
      Direct Shares                                                  (223,713)         (224,970)          (2,308)          (5,459)
      K Shares                                                        (22,198)             (190)             (96)             (28)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                                                    441,657        (2,494,552)        (675,710)        (544,900)
                                                                 -------------------------------------------------------------------
   Total increase (decrease)                                          189,306        (2,442,452)        (680,822)        (547,877)

Net Assets
   Beginning of year                                               29,142,969        31,585,421       40,086,633       40,634,510
                                                                 -------------------------------------------------------------------
   End of year                                                   $ 29,332,275      $ 29,142,969     $ 39,405,811     $ 40,086,633
                                                                 ===================================================================

   Including undistributed net
   investment income of:                                         $      2,997      $      3,018     $        105     $         --
                                                                 ===================================================================

                                                                         Short-Term U.S.
                                                                      Government Bond Fund
                                                                 ------------------------------
                                                                  Year Ended        Year Ended
                                                                  August 31,        August 31,
                                                                     2005              2004
                                                                 ------------------------------
Operations
   Net investment income                                         $    341,109      $    206,621
   Net realized gain on investments                                  (192,092)            8,934
   Change in unrealized
      appreciation (depreciation) of investments                      (19,505)          (19,364)
                                                                 ------------------------------
   Net increase in net assets resulting
      from operations                                                 129,512           196,191
   Undistributed investment income
      included in price of shares sold
      and repurchased                                                      --                --

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                  (318,935)         (203,269)
      K Shares                                                        (21,469)           (4,384)
   Distributions from realized capital
      gains on investments
      Direct Shares                                                    (7,254)          (14,053)
      K Shares                                                           (669)               (4)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                                                    516,348        (5,141,433)
                                                                 ------------------------------
   Total increase (decrease)                                          297,533        (5,166,952)

Net Assets
   Beginning of year                                               16,333,429        21,500,381
                                                                 ------------------------------
   End of year                                                   $ 16,630,962      $ 16,333,429
                                                                 ==============================

   Including undistributed net
   investment income of:                                         $      1,999      $      1,294
                                                                 ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       S&P 500 Index Fund               S&P MidCap Index Fund
                                                                 ------------------------------     -----------------------------
                                                                  Year Ended       Year Ended       Year Ended        Year Ended
                                                                  August 31,       August 31,       August 31,        August 31,
                                                                     2005              2004             2005             2004
                                                                 -------------------------------------------------------------------
Operations
   Net investment income                                         $  2,001,052      $  1,550,898     $  1,251,802     $    829,851
   Net realized gain (loss) on investments                            586,226          (187,936)      11,202,350          759,259
   Net realized gain (loss) on futures contracts                       87,614           454,361        1,327,625          903,501
   Change in unrealized
      appreciation of investments                                  10,079,510         9,198,454       17,900,980       10,585,959
   Change in unrealized appreciation
      of futures contracts                                             32,705           (60,572)          92,635         (206,760)
                                                                 -------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations                             12,787,107        10,955,205       31,775,392       12,871,810

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                (1,982,660)       (1,490,099)      (1,228,758)        (786,784)
      K Class                                                         (43,205)           (4,752)         (12,820)          (1,247)
   Distributions from realized capital
      gains on investments
      Direct Shares                                                        --                --               --               --
      K Class                                                              --                --               --               --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                                                (11,787,670)          842,061        6,864,766       13,281,899
                                                                 -------------------------------------------------------------------
   Total increase (decrease)                                       (1,026,428)       10,302,415       37,398,580       25,365,678

Net Assets
   Beginning of year                                              108,566,440        98,264,025      129,136,687      103,771,009
                                                                 -------------------------------------------------------------------
   End of year                                                   $107,540,012      $108,566,440     $166,535,267     $129,136,687
                                                                 ===================================================================

   Including undistributed net
   investment income of:                                         $    263,477      $    288,290     $    170,489     $    160,265
                                                                 ===================================================================

                                                                    S&P SmallCap Index Fund
                                                                 ------------------------------
                                                                  Year Ended        Year Ended
                                                                  August 31,        August 31,
                                                                     2005              2004
                                                                 ------------------------------
Operations
   Net investment income                                         $    123,018      $     53,380
   Net realized gain (loss) on investments                          1,016,107         1,262,635
   Net realized gain (loss) on futures contracts                      189,103            44,823
   Change in unrealized
      appreciation of investments                                   4,740,302         1,277,943
   Change in unrealized appreciation
      of futures contracts                                            105,266           (20,844)
                                                                 ------------------------------
   Net increase (decrease) in net
      assets resulting from operations                              6,173,796         2,617,937

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                  (121,035)          (52,258)
      K Class                                                            (642)               --
   Distributions from realized capital
      gains on investments
      Direct Shares                                                  (986,194)         (182,877)
      K Class                                                        (155,275)             (312)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                                                  1,966,302         2,534,475
                                                                 ------------------------------
   Total increase (decrease)                                        6,876,952         4,916,965

Net Assets
   Beginning of year                                               23,442,687        18,525,722
                                                                 ------------------------------
   End of year                                                   $ 30,319,639      $ 23,442,687
                                                                 ==============================

   Including undistributed net
   investment income of:                                         $      9,042      $      7,701
                                                                 ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                            European Growth
                                                                      Equity Income Fund                     & Income Fund
                                                                 ------------------------------     -----------------------------
                                                                  Year Ended       Year Ended       Year Ended        Year Ended
                                                                  August 31,       August 31,       August 31,        August 31,
                                                                     2005              2004             2005             2004
                                                                 ------------------------------------------------------------------
Operations
   Net investment income (loss)                                  $    288,311      $    144,827     $    125,832     $     84,165
   Net realized gain (loss) on investments                            348,651           371,115          (10,275)         (32,592)
   Net realized gain (loss) on futures contracts                      517,192           194,491               --          (28,906)
   Change in unrealized
      appreciation of investments                                   1,456,709           914,863        1,155,216          540,073
   Change in unrealized appreciation
      of futures contracts                                            (24,378)            3,000               --               --
                                                                 ------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations                              2,586,485         1,628,296        1,270,773          562,740

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                  (252,103)         (133,721)         (93,107)         (72,550)
      K Shares                                                        (25,166)             (956)         (34,772)          (6,306)
Capital Share Transactions
   Increase in net assets
      resulting from capital share
      transactions                                                  2,959,647         3,295,317        1,834,152        1,251,172
                                                                 ------------------------------------------------------------------
   Total increase (decrease)                                        5,268,863         4,788,936        2,977,046        1,735,056

Net Assets
   Beginning of year                                               14,606,769         9,817,833        5,099,454        3,364,398
                                                                 ------------------------------------------------------------------
   End of year                                                   $ 19,875,632      $ 14,606,769     $  8,076,500     $  5,099,454
                                                                 ==================================================================

   Including undistributed net
   investment income of:                                         $     42,664      $     36,738     $     16,444     $     18,491
                                                                 ==================================================================


                                                                        Nasdaq-100 Index Fund
                                                                 ---------------------------------
                                                                     Year Ended        Year Ended
                                                                     August 31,        August 31,
                                                                        2005              2004
                                                                 ---------------------------------
Operations
   Net investment income (loss)                                     $    102,419      $    (68,157)
   Net realized gain (loss) on investments                              (597,383)       (1,764,906)
   Net realized gain (loss) on futures contracts                          18,101           230,041
   Change in unrealized
      appreciation of investments                                      2,942,611         1,764,736
   Change in unrealized appreciation
      of futures contracts                                                 7,246                --
                                                                 ---------------------------------
   Net increase (decrease) in net
      assets resulting from operations                                 2,472,994           161,714

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                      (61,994)               --
      K Shares                                                            (7,378)               --
Capital Share Transactions
   Increase in net assets
      resulting from capital share
      transactions                                                       175,523           909,458
                                                                 ---------------------------------
   Total increase (decrease)                                           2,579,145         1,071,172

Net Assets
   Beginning of year                                                  15,999,232        14,928,060
                                                                 ---------------------------------
   End of year                                                      $ 18,578,377      $ 15,999,232
                                                                 =================================

   Including undistributed net
   investment income of:                                            $     33,047      $         --
                                                                 =================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          California Tax-Free Income Fund
                                      ----------------------------------------------------------------------------
                                                 Year Ended                                  Year Ended
                                              August 31, 2005                              August 31, 2004
                                      ---------------------------------          ---------------------------------
                                         Shares               Value                 Shares               Value
                                      ---------------------------------          ---------------------------------
Shares sold .......................         723,431       $   9,046,298              2,319,440       $  29,827,911
Shares issued in reinvestment of
  distributions ...................         516,415           6,440,138                476,675           6,120,489
                                      ---------------------------------          ---------------------------------
                                          1,239,846          15,486,436              2,796,115          35,948,400

Shares repurchased ................      (2,175,284)        (27,356,287)(a)         (4,027,520)        (51,656,584)
                                      ---------------------------------          ---------------------------------
       Net increase (decrease) ....        (935,438)      $ (11,869,851)            (1,231,405)      $ (15,708,184)
                                      =================================          =================================

                                                          California Insured Intermediate Fund
                                      ----------------------------------------------------------------------------
                                                 Year Ended                                  Year Ended
                                              August 31, 2005                              August 31, 2004
                                      ---------------------------------          ---------------------------------
                                         Shares               Value                 Shares               Value
                                      ---------------------------------          ---------------------------------
Shares sold .......................          98,808       $   1,075,273                257,322       $   2,849,192
Shares issued in reinvestment of
  distributions ...................          57,857             628,268                 61,776             678,067
                                      ---------------------------------          ---------------------------------
                                            156,665           1,703,541                319,098           3,527,259

Shares repurchased ................        (512,642)         (5,563,675)              (502,444)         (5,440,606)
                                      ---------------------------------          ---------------------------------
       Net increase (decrease) ....        (355,977)      $  (3,860,134)              (183,346)      $  (1,913,347)
                                      =================================          =================================

                                                California Tax-Free
                                                  Money Market
                                        -------------------------------
                                         Year Ended         Year Ended
                                       August 31, 2005    August 31, 2004
                                        -----------         -----------
                                        Shares/Value        Shares/Value
                                        -----------         -----------
Shares sold ....................         60,780,393          76,522,931
Shares issued in reinvestment of
   distributions ...............          1,032,811             396,128
                                        -----------         -----------
                                         61,813,204          76,919,059
Shares repurchased .............        (99,208,180)        (72,543,035)
                                        -----------         -----------
   Net increase (decrease) .....        (37,394,976)          4,376,024
                                        ===========         ===========

                                                           The United States Treasury Trust

                                                 Direct Shares                             K Shares
                                          -------------------------------         -------------------------------
                                          Year Ended         Year Ended           Year Ended        October 16, 2003*
                                        August 31, 2005    August 31, 2004      August 31, 2005    to August 31, 2004
                                          -----------         -----------         -----------         -----------
                                          Shares/Value       Shares/Value         Shares/Value        Shares/Value
                                          -----------         -----------         -----------         -----------
Shares sold ....................           58,408,974          61,066,006           2,829,000           1,547,451
Shares issued in reinvestment of
   distributions ...............              675,688             249,705              23,677                 740
                                          -----------         -----------         -----------         -----------
                                           59,084,662          61,315,711           2,852,677           1,548,191
Shares repurchased .............          (61,306,417)        (62,804,178)         (1,306,632)           (604,624)
                                          -----------         -----------         -----------         -----------
   Net increase (decrease) .....           (2,221,755)         (1,488,467)          1,546,045             943,567
                                          ===========         ===========         ===========         ===========


Short-Term U.S. Government Bond Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         617,962     $  6,185,003          481,018     $  4,867,152
Shares issued in reinvestment of
   distributions ...............          31,075          310,145           20,567          207,999
                                    -----------------------------     -----------------------------
                                         649,037        6,495,148          501,585        5,075,151
Shares repurchased .............        (603,266)      (6,037,432)      (1,131,001)     (11,455,015)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....          45,771     $    457,716         (629,416)    $ (6,379,864)
                                    =============================     =============================

                                                           K Shares
                                   ---------------------------------------------------------------
                                           Year Ended                    October 16, 2003*
                                         August 31, 2005                to August 31, 2004
                                   -----------------------------     -----------------------------
                                      Shares           Value           Shares            Value
                                   -----------------------------     -----------------------------
Shares sold ....................         58,915     $    589,277          134,312     $  1,359,505
Shares issued in reinvestment of
   distributions ...............          2,217           22,140              434            4,388
                                   -----------------------------     -----------------------------
                                         61,132          611,417          134,746        1,363,893
Shares repurchased .............        (55,341)        (552,785)         (12,374)        (125,462)
                                   -----------------------------     -----------------------------
   Net increase (decrease) .....          5,791     $     58,632          122,372     $  1,238,431
                                   =============================     =============================

                 See accompanying notes to financial statements

*     Commencement of operations
(a)   Net of redemption fees of $342

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

U.S. Government Securities Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         336,278     $  3,539,744          519,310     $  5,527,064
Shares issued in reinvestment of
   distributions ...............          93,062          975,781           92,069          971,074
                                    -----------------------------     -----------------------------
                                         429,340        4,515,525          611,379        6,498,138
Shares repurchased .............        (638,215)      (6,705,485)(a)   (1,012,163)     (10,666,564)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....        (208,875)    $ (2,189,960)        (400,784)    $ (4,168,426)
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
Shares sold ....................         289,030     $  3,054,854          168,080     $  1,774,698
Shares issued in reinvestment of
   distributions ...............          11,439          120,529            1,864           19,687
                                    -----------------------------     -----------------------------
                                         300,469        3,175,383          169,944        1,794,385
Shares repurchased .............         (51,476)        (543,766)         (11,353)        (120,511)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....         248,993     $  2,631,617          158,591     $  1,673,874
                                    =============================     =============================

S&P 500 Index Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         228,945     $  5,451,938          605,048     $ 13,414,804
Shares issued in reinvestment of
   distributions ...............          66,663        1,582,799           53,064        1,168,686
                                    -----------------------------     -----------------------------
                                         295,608        7,034,737          658,112       14,583,490
Shares repurchased .............        (878,422)     (20,867,030)(b)     (721,895)     (16,024,303)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....        (582,814)    $(13,832,293)         (63,783)    $ (1,440,813)
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
Shares sold ....................         110,280     $  2,599,667          111,723     $  2,520,819
Shares issued in reinvestment of
   distributions ...............           1,782           42,835              203            4,657
                                    -----------------------------     -----------------------------
                                         112,062        2,642,502          111,926        2,525,476
Shares repurchased .............         (25,282)        (597,879)         (10,848)        (242,602)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....          86,780     $  2,044,623          101,078     $  2,282,874
                                    =============================     =============================

S&P MidCap Index Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
                                       1,329,401     $ 28,263,071        1,579,147     $ 29,686,218
Shares sold
Shares issued in reinvestment of
   distributions ...............          48,867        1,044,383           35,605          672,431
                                    -----------------------------     -----------------------------
                                       1,378,268       29,307,454        1,614,752       30,358,649
Shares repurchased .............      (1,117,527)     (24,116,552)(c)   (1,048,847)     (19,578,331)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....         260,741     $  5,190,902          565,905     $ 10,780,318
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
                                         112,187     $  2,357,193          136,362     $  2,636,585
Shares sold
Shares issued in reinvestment of
   distributions ...............             578           12,418               59            1,172
                                    -----------------------------     -----------------------------
                                         112,765        2,369,611          136,421        2,637,757
Shares repurchased .............         (33,015)        (695,747)          (7,017)        (136,176)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....          79,750     $  1,673,864          129,404     $  2,501,581
                                    =============================     =============================

*     Commencement of operations

(a)   Net of redemption fees of $30
(b)   Net of redemption fees of $1,911
(c)   Net of redemption fees of $956

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

S&P SmallCap Index Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         215,853     $  3,826,293          355,453     $  5,543,894
Shares issued in reinvestment of
   distributions ...............          61,416        1,086,452           15,052          231,361
                                    -----------------------------     -----------------------------
                                         277,269        4,912,745          370,505        5,775,255
Shares repurchased .............        (314,934)      (5,581,158)(a)     (379,065)      (5,979,330)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....         (37,665)    $   (668,413)          (8,560)    $   (204,075)
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
Shares sold ....................         180,225     $  3,201,964          176,552     $  2,833,369
Shares issued in reinvestment of
   distributions ...............           8,843          155,917               20              312
                                    -----------------------------     -----------------------------
                                         189,068        3,357,881          176,572        2,833,681
Shares repurchased .............         (41,049)        (723,166)          (5,888)         (95,131)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....         148,019     $  2,634,715          170,684     $  2,738,550
                                    =============================     =============================

Equity Income Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         348,695     $  5,284,387          285,655     $  3,895,111
Shares issued in reinvestment of
   distributions ...............          15,372          234,049            9,514          128,543
                                    -----------------------------     -----------------------------
                                         364,067        5,518,436          295,169        4,023,654
Shares repurchased .............        (265,628)      (4,028,317)(b)     (158,103)      (2,170,526)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....          98,439     $  1,490,119          137,066     $  1,853,128
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
Shares sold ....................         122,841     $  1,876,427          110,644     $  1,531,478
Shares issued in reinvestment of
   distributions ...............           1,649           25,285               67              956
                                    -----------------------------     -----------------------------
                                         124,490        1,901,712          110,711        1,532,434
Shares repurchased .............         (28,650)        (432,184)          (6,487)         (90,245)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....          95,840     $  1,469,528          104,224     $  1,442,189
                                    =============================     =============================

European Growth & Income Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         200,192     $  1,634,738          468,370     $  3,190,388
Shares issued in reinvestment of
   distributions ...............          11,452           91,607           10,048           71,466
                                    -----------------------------     -----------------------------
                                         211,644        1,726,345          478,418        3,261,854
Shares repurchased .............        (178,134)      (1,428,679)(c)     (470,211)      (3,215,473)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....          33,510     $    297,666            8,207     $     46,381
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
Shares sold ....................         241,874     $  1,956,833          175,871     $  1,282,465
Shares issued in reinvestment of
   distributions ...............           4,300           34,800              860            6,308
                                    -----------------------------     -----------------------------
                                         246,174        1,991,633          176,731        1,288,773
Shares repurchased .............         (56,580)        (455,147)         (11,271)         (83,982)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....         189,594     $  1,536,486          165,460     $  1,204,791
                                    =============================     =============================

 * Commencement of operations

(a)     Net of redemption fees of $83
(b)     Net of redemption fees of $24
(c)     Net of redemption fees of $46

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

Nasdaq-100 Index Fund

                                                            Direct Shares
                                    ---------------------------------------------------------------
                                              Year Ended                     Year Ended
                                            August 31, 2005                August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares            Value           Shares           Value
                                    -----------------------------     -----------------------------
Shares sold ....................         619,200     $  2,368,771        1,956,544     $  7,041,214
Shares issued in reinvestment of
   distributions ...............          14,943           60,976               --               --
                                    -----------------------------     -----------------------------
                                         634,143        2,429,747        1,956,544        7,041,214
Shares repurchased .............        (979,336)      (3,734,072)(a)   (2,189,504)      (7,878,485)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....        (345,193)    $ (1,304,325)        (232,960)    $   (837,271)
                                    =============================     =============================

                                                            K Shares
                                    ---------------------------------------------------------------
                                            Year Ended                    October 16, 2003*
                                          August 31, 2005                to August 31, 2004
                                    -----------------------------     -----------------------------
                                       Shares           Value           Shares            Value
                                    -----------------------------     -----------------------------
Shares sold ....................         522,499     $  2,003,324          514,305     $  1,877,933
Shares issued in reinvestment of
   distributions ...............           1,918            7,785               --               --
                                    -----------------------------     -----------------------------
                                         524,417        2,011,109          514,305        1,877,933
Shares repurchased .............        (140,898)        (531,261)         (35,479)        (131,204)
                                    -----------------------------     -----------------------------
   Net increase (decrease) .....         383,519     $  1,479,848          478,826     $  1,746,729
                                    =============================     =============================

*     Commencement of operations
(a)   Net of redemption fees of $50

                 See accompanying notes to financial statements

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                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

California Tax-Free Money Market Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
                                                                 2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.014          0.005          0.007          0.011          0.026
   LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.014)        (0.005)        (0.007)        (0.011)        (0.026)
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                                              ====================================================================

Total Return                                                      1.46%          0.54%          0.70%          1.15%          2.66%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 55,785       $ 93,180       $ 88,804       $ 93,371       $ 99,520
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.69%          0.65%          0.65%          0.65%          0.63%
    After expense reimbursements                                  0.50%          0.44%          0.43%          0.40%          0.40%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 1.22%          0.33%          0.48%          0.90%          2.36%
    After expense reimbursements                                  1.41%          0.54%          0.70%          1.15%          2.59%

California Insured Intermediate Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
                                                                 2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  10.98       $  10.80       $  11.22       $  11.09       $  10.72
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.34           0.33           0.33           0.39           0.43
   Net gain (loss) on securities (both
    realized and unrealized)                                     (0.17)          0.21          (0.21)          0.27           0.37
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             0.17           0.54           0.12           0.66           0.80
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.34)         (0.33)         (0.33)         (0.39)         (0.43)
   Distributions from capital gains                              (0.02)         (0.03)         (0.21)         (0.14)            --
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.36)         (0.36)         (0.54)         (0.53)         (0.43)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  10.79       $  10.98       $  10.80       $  11.22       $  11.09
                                                              ====================================================================

Total Return                                                      1.58%          5.06%          1.03%          6.17%          7.66%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 22,066       $ 26,353       $ 27,906       $ 27,105       $ 22,949
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.78%          0.71%          0.71%          0.72%          0.71%
    After expense reimbursements                                  0.65%          0.59%          0.58%          0.55%          0.55%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 2.95%          2.85%          2.83%          3.43%          3.82%
    After expense reimbursements                                  3.08%          2.97%          2.96%          3.60%          3.98%
   Portfolio Turnover                                             9.18%         21.62%         22.45%         29.28%         24.35%

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

California Tax-Free Income Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
                                                                 2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  12.78       $  12.66       $  13.24       $  13.17       $  12.75
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.50           0.50           0.50           0.52           0.55
   Net gain (loss) on securities (both
    realized and unrealized)                                     (0.13)          0.22          (0.42)          0.18           0.44
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             0.37           0.72           0.08           0.70           0.99
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.51)         (0.50)         (0.50)         (0.52)         (0.56)
   Distributions from capital gains                              (0.23)         (0.10)         (0.16)         (0.11)         (0.01)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.74)         (0.60)         (0.66)         (0.63)         (0.57)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
   Net asset value, end of year                               $  12.41       $  12.78       $  12.66       $  13.24       $  13.17
                                                              ====================================================================

Total Return                                                      2.96%          5.82%          0.61%          5.55%          7.98%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $142,125       $158,327       $172,488       $206,909       $201,286
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.66%          0.62%          0.61%          0.61%          0.63%
   Ratio of net investment income to average net assets
     Before expense reimbursements                                4.05%          3.86%          3.82%          4.11%          4.30%
   Portfolio Turnover                                            31.95%         11.64%          1.44%         22.94%         28.96%

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

--------------------------------------------------------------------------------

U.S. Government Securities Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                     2005           2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  10.60       $  10.56       $  10.73       $  10.77       $  10.33
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.37           0.35           0.35           0.50           0.58
   Net gain (loss) on securities (both
    realized and unrealized)                                     (0.00)(a)       0.09          (0.08)          0.19           0.42
     Total from Investment Operations                             0.37           0.44           0.27           0.69           1.00
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.37)         (0.32)         (0.44)         (0.59)         (0.56)
   Distributions from capital gains                              (0.09)         (0.08)            --          (0.14)            --
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.46)         (0.40)         (0.44)         (0.73)         (0.56)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  10.51       $  10.60       $  10.56       $  10.73       $  10.77
                                                              ====================================================================

Total Return                                                      3.60%          4.23%          2.52%          6.65%          9.94%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 25,024       $ 27,454       $ 31,585       $ 33,275       $ 27,265
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.79%          0.75%          0.71%          0.71%          0.71%
    After expense reimbursements                                  0.71%          0.65%          0.65%          0.65%          0.65%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 3.46%          2.92%          3.22%          4.59%          5.32%
    After expense reimbursements                                  3.54%          3.02%          3.28%          4.65%          5.38%
   Portfolio Turnover                                            39.85%        103.98%         39.29%        150.35%        209.58%

                                                              Year Ended       October 16, 2003*
                                                               August 31,        to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   10.65           $   10.55
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.31                0.23
   Net gain (loss) on securities (both
    realized and unrealized)                                       0.01                0.15
                                                              -----------------------------
     Total from Investment Operations                              0.32                0.38
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.31)              (0.20)
   Distributions from capital gains                               (0.09)              (0.08)
                                                              -----------------------------
    Total distributions                                           (0.40)              (0.28)
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)(a)             N/A
                                                              -----------------------------
Net asset value, end of period                                $   10.57           $   10.65
                                                              =============================

Total Return                                                       3.07%               3.66%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   4,308           $   1,689
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.30%               1.25%**
    After expense reimbursements                                   1.22%               1.15%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  2.95%               2.42%**
    After expense reimbursements                                   3.03%               2.52%**
   Portfolio Turnover                                             39.85%             103.98%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

--------------------------------------------------------------------------------

The United States Treasury Trust

                                                                Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                                August 31,    August 31,    August 31,     August 31,    August 31,
DIRECT SHARES                                                     2005           2004         2003            2002         2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.017          0.006          0.008          0.017          0.047
   LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.017)        (0.006)        (0.008)        (0.017)        (0.047)
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                                              ====================================================================

Total Return                                                      1.72%          0.63%          0.86%          1.70%          4.87%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 36,919       $ 39,143       $ 40,635       $ 51,013       $ 59,760
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.74%          0.71%          0.70%          0.67%          0.65%
    After expense reimbursements                                  0.48%          0.36%          0.42%          0.42%          0.40%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 1.59%          0.28%          0.56%          1.45%          4.48%
    After expense reimbursements                                  1.85%          0.63%          0.84%          1.70%          4.73%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   1.000           $   1.000
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.012               0.001
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.012)             (0.001)
                                                              -----------------------------
  Net asset value, end of period                              $   1.000           $   1.000
                                                              =============================

Total Return                                                       1.22%               0.12%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   2,490           $     944
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.25%               1.21%**
    After expense reimbursements                                   0.99%               0.86%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  1.08%              (0.22)%**
    After expense reimbursements                                   1.34%               0.13%**

*     Commencement of operations.
**    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

--------------------------------------------------------------------------------

Short-Term U.S. Government Bond Fund

                                                              Year Ended    Year Ended     Year Ended     Year Ended    Year Ended
                                                              August 31,    August 31,      August 31,     August 31,    August 31,
DIRECT SHARES                                                    2005          2004           2003            2002         2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  10.09       $  10.11       $  10.17       $  10.24       $  10.05
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.21           0.11           0.18           0.30           0.53
   Net gain on securities (both
    realized and unrealized)                                     (0.13)            --          (0.06)          0.09           0.21
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             0.08           0.11           0.12           0.39           0.74
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.21)         (0.12)         (0.18)         (0.30)         (0.55)
   Distributions from capital gains                              (0.00)(a)      (0.01)            --          (0.16)         (0.00)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.21)         (0.13)         (0.18)         (0.46)         (0.55)
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $   9.96       $  10.09       $  10.11       $  10.17       $  10.24
                                                              ====================================================================

Total Return                                                      0.82%          1.06%          1.17%          3.90%          7.58%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 15,354       $ 15,098       $ 21,500       $ 10,942       $ 11,623
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.85%          0.80%          0.80%          0.82%          0.86%
    After expense reimbursements                                  0.56%          0.50%          0.49%          0.43%          0.30%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 1.77%          0.85%          1.35%          2.57%          4.63%
    After expense reimbursements                                  2.06%          1.15%          1.66%          2.96%          5.19%
   Portfolio Turnover                                           159.11%         62.58%         74.45%        119.61%         64.56%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   10.10           $   10.12
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.15                0.05
   Net gain on securities (both
    realized and unrealized)                                      (0.14)              (0.01)
                                                              -----------------------------
     Total from Investment Operations                              0.01                0.04
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.15)              (0.05)
   Distributions from capital gains                               (0.00)(a)           (0.01)
                                                              -----------------------------
    Total distributions                                           (0.15)              (0.06)
                                                              -----------------------------
Net asset value, end of period                                $    9.96           $   10.10
                                                              =============================

Total Return                                                       0.20%               0.41%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   1,277           $   1,235
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.35%               1.30%**
    After expense reimbursements                                   1.06%               1.00%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  1.27%               0.35%**
    After expense reimbursements                                   1.56%               0.65%**
   Portfolio Turnover                                            159.11%              62.58%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

--------------------------------------------------------------------------------

S&P 500 Index Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                   2005           2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  22.32       $  20.36       $  18.48       $  22.79       $  30.84
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.44           0.32           0.29           0.29           0.34
   Net gain (loss) on securities (both
    realized and unrealized)                                      2.29           1.95           1.89          (4.31)         (7.64)
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             2.73           2.27           2.18          (4.02)         (7.30)
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.44)         (0.31)         (0.30)         (0.29)         (0.34)
   Distributions from capital gains                                 --             --             --             --          (0.41)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.44)         (0.31)         (0.30)         (0.29)         (0.75)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  24.61       $  22.32       $  20.36       $  18.48       $  22.79
                                                              ====================================================================

Total Return                                                     12.31%         11.16%         12.03%        (17.83)%       (23.93)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $102,899       $106,305       $ 98,264       $ 93,961       $141,390
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.46%          0.43%          0.45%          0.41%          0.39%
    After expense reimbursements                                  0.33%          0.27%          0.25%          0.20%          0.20%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 1.35%          1.27%          1.35%          1.30%          1.16%
    After expense reimbursements                                  1.48%          1.43%          1.55%          1.51%          1.35%
   Portfolio Turnover                                             3.36%          2.00%          3.63%         31.12%          6.26%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   22.37           $   21.17
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.29                0.12
   Net gain (loss) on securities (both
    realized and unrealized)                                       2.33                1.16
                                                              -----------------------------
     Total from Investment Operations                              2.62                1.28
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.29)              (0.08)
   Distributions from capital gains                                  --                  --
                                                              -----------------------------
    Total distributions                                           (0.29)              (0.08)
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)                N/A
                                                              -----------------------------
   Net asset value, end of period                             $   24.70           $   22.37
                                                              =============================

Total Return                                                      11.77%               6.05%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   4,641           $   2,261
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  0.97%               0.93%**
    After expense reimbursements                                   0.84%               0.77%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  0.84%               0.77%**
    After expense reimbursements                                   0.97%               0.93%**
   Portfolio Turnover                                              3.36%               2.00%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

--------------------------------------------------------------------------------

S&P MidCap Index Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                    2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  19.00       $  17.01       $  14.60       $  16.18       $  20.75
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.18           0.13           0.12           0.05           0.17
   Net gain (loss) on securities (both
    realized and unrealized)                                      4.34           1.98           2.41          (1.54)         (1.66)
                                                              --------------------------------------------------------------------
      Total from Investment Operations                            4.52           2.11           2.53          (1.49)         (1.49)
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.18)         (0.12)         (0.12)         (0.03)         (0.18)
   Distributions from capital gains                                 --             --             --          (0.06)         (2.90)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.18)         (0.12)         (0.12)         (0.09)         (3.08)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  23.34       $  19.00       $  17.01       $  14.60       $  16.18
                                                              ====================================================================

Total Return                                                     23.87%         12.44%         17.46%         (8.77)%        (6.56)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $161,655       $126,678       $103,771       $ 96,590       $ 83,293
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.59%          0.58%          0.58%          0.58%          0.56%
    After expense reimbursements                                  0.55%          0.49%          0.46%          0.40%          0.40%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 0.80%          0.60%          0.66%          0.78%          0.84%
    After expense reimbursements                                  0.84%          0.69%          0.78%          0.96%          1.00%
   Portfolio Turnover                                            18.07%         12.75%          8.33%         21.73%         39.41%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   19.00           $   17.78
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.07                0.05
   Net gain (loss) on securities (both
    realized and unrealized)                                       4.34                1.19
                                                              -----------------------------
      Total from Investment Operations                             4.41                1.24
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.07)              (0.02)
   Distributions from capital gains                                  --                  --
                                                              -----------------------------
    Total distributions                                           (0.07)              (0.02)
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)(a)             N/A
                                                              -----------------------------
Net asset value, end of period                                $   23.34           $   19.00
                                                              =============================

Total Return                                                      23.26%               6.96%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   4,881           $   2,459
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.09%               1.08%**
    After expense reimbursements                                   1.05%               0.99%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  0.30%               0.10%**
    After expense reimbursements                                   0.34%               0.19%**
   Portfolio Turnover                                             18.07%              12.75%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

--------------------------------------------------------------------------------

S&P SmallCap Index Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                    2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  15.85       $  14.07       $  11.60       $  12.89       $  14.09
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.09           0.04           0.03           0.03           0.11
   Net gain (loss) on securities (both
    realized and unrealized)                                      3.99           1.92           2.51          (1.28)         (0.55)
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             4.08           1.96           2.54          (1.25)         (0.44)
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.09)         (0.04)         (0.03)         (0.04)         (0.12)
   Distributions from capital gains                              (0.76)         (0.14)         (0.04)            --          (0.64)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.85)         (0.18)         (0.07)         (0.04)         (0.76)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  19.08       $  15.85       $  14.07       $  11.60       $  12.89
                                                              ====================================================================

Total Return                                                     26.17%         13.93%         22.04%         (9.69)%        (2.59)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 24,250       $ 20,742       $ 18,526       $ 15,813       $ 14,226
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.86%          0.82%          0.88%          0.88%          0.92%
    After expense reimbursements                                  0.71%          0.65%          0.65%          0.65%          0.65%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 0.37%          0.09%          0.08%          0.00%          0.54%
    After expense reimbursements                                  0.52%          0.26%          0.31%          0.23%          0.81%
   Portfolio Turnover                                             7.25%         14.60%         16.51%         17.64%         41.91%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   15.82           $   14.78
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.01               (0.01)
   Net gain (loss) on securities (both
    realized and unrealized)                                       3.97                1.19
                                                              -----------------------------
     Total from Investment Operations                              3.98                1.18
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                              --                  --
   Distributions from capital gains                               (0.76)              (0.14)
                                                              -----------------------------
    Total distributions                                           (0.76)              (0.14)
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)(a)             N/A
                                                              -----------------------------
Net asset value, end of period                                $   19.04           $   15.82
                                                              =============================

Total Return                                                      25.53%               7.99%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   6,070           $   2,700
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.36%               1.32%**
    After expense reimbursements                                   1.21%               1.15%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 (0.13)%             (0.41)%**
    After expense reimbursements                                   0.02%              (0.24)%**
   Portfolio Turnover                                              7.25%              14.60%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

--------------------------------------------------------------------------------

Equity Income Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                    2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $  14.07       $  12.32       $  11.38       $  12.21       $  14.81
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.26           0.20           0.15           0.17           0.28
   Net gain (loss) on securities (both
    realized and unrealized)                                      2.05           1.70           0.94          (0.83)         (2.46)
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             2.31           1.90           1.09          (0.66)         (2.18)
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.26)         (0.15)         (0.15)         (0.17)         (0.39)
   Distributions from capital gains                                 --             --             --             --          (0.03)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.26)         (0.15)         (0.15)         (0.17)         (0.42)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $  16.12       $  14.07       $  12.32       $  11.38       $  12.21
                                                              ====================================================================

Total Return                                                     16.51%         15.51%          9.77%         (5.46)%       (14.94)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year (in 000's)                         $ 16,641       $ 13,137       $  9,818       $  8,261       $  8,794
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.87%          0.90%          0.95%          0.91%          0.94%
    After expense reimbursements                                  0.85%          0.80%          0.80%          0.80%          0.80%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 1.70%          1.04%          1.24%          1.33%          1.96%
    After expense reimbursements                                  1.72%          1.14%          1.39%          1.44%          2.10%
   Portfolio Turnover                                             3.25%         14.43%         30.01%         69.43%         73.50%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $   14.10           $   12.90
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.18                0.01
   Net gain (loss) on securities (both
    realized and unrealized)                                       2.07                1.21
                                                              -----------------------------
     Total from Investment Operations                              2.25                1.22
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.18)              (0.02)
   Distributions from capital gains                                  --                  --
                                                              -----------------------------
    Total distributions                                           (0.18)              (0.02)
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)(a)             N/A
                                                              -----------------------------
Net asset value, end of period                                $   16.17           $   14.10
                                                              =============================

Total Return                                                      16.00%               9.47%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   3,234           $   1,470
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.37%               1.40%**
    After expense reimbursements                                   1.35%               1.30%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  1.20%               0.54%**
    After expense reimbursements                                   1.22%               0.64%**
   Portfolio Turnover                                              3.25%              14.43%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

--------------------------------------------------------------------------------

European Growth & Income Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                    2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of period                          $   7.10       $   6.18       $   5.80       $   7.13       $   9.59
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.15           0.16           0.11           0.10           0.08
   Net loss on securities (both
    realized and unrealized)                                      1.48           0.89           0.35          (1.34)         (2.46)
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             1.63           1.05           0.46          (1.24)         (2.38)
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.16)         (0.13)         (0.08)         (0.09)         (0.08)
   Distributions from capital gains                                 --             --             --             --             --
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.16)         (0.13)         (0.08)         (0.09)         (0.08)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $   8.57       $   7.10       $   6.18       $   5.80       $   7.13
                                                              ====================================================================

Total Return                                                     23.15%         17.04%          8.17%        (17.50)%       (24.87)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $  5,024       $  3,923       $  3,364       $  2,357       $  2,106
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 1.55%          1.72%          1.99%          1.99%          2.17%
    After expense reimbursements                                  0.98%          0.95%          0.95%          0.95%          0.95%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 1.41%          1.17%          0.83%          0.30%         (0.18)%
    After expense reimbursements                                  1.98%          1.94%          1.87%          1.34%          1.04%
   Portfolio Turnover                                             1.47%          2.01%          0.00%          9.70%         19.75%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $    7.11           $    6.61
                                                              -----------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.10                0.08
   Net loss on securities (both
    realized and unrealized)                                       1.51                0.48
                                                              -----------------------------
     Total from Investment Operations                              1.61                0.56
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.12)              (0.06)
   Distributions from capital gains                                  --                  --
                                                              -----------------------------
    Total distributions                                           (0.12)              (0.06)
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)(a)             N/A
                                                              -----------------------------
Net asset value, end of period                                $    8.60           $    7.11
                                                              =============================

Total Return                                                      22.78%               8.43%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   3,052           $   1,177
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  2.07%               2.22%**
    After expense reimbursements                                   1.50%               1.45%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                  0.89%               0.67%**
    After expense reimbursements                                   1.46%               1.44%**
   Portfolio Turnover                                              1.47%               2.01%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

--------------------------------------------------------------------------------

Nasdaq-100 Index Fund

                                                              Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
                                                              August 31,    August 31,      August 31,    August 31,      August 31,
DIRECT SHARES                                                     2005          2004           2003           2002           2001
                                                              --------------------------------------------------------------------
Net asset value, beginning of year                            $   3.46       $   3.41       $   2.41       $   3.75       $  10.67
                                                              --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (loss)                                   0.03          (0.01)         (0.01)         - (a)           0.05
   Net gain (loss) on securities (both
    realized and unrealized)                                      0.51           0.06           1.01          (1.33)         (6.84)
                                                              --------------------------------------------------------------------
     Total from Investment Operations                             0.54           0.05           1.00          (1.33)         (6.79)
                                                              --------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.02)            --             --          (0.01)         (0.08)
   Distributions from capital gains                                 --             --             --             --          (0.05)
                                                              --------------------------------------------------------------------
    Total distributions                                          (0.02)            --             --          (0.01)         (0.13)
                                                              --------------------------------------------------------------------
   Paid in capital from redemption fee (Note 1)                  (0.00)(a)        N/A            N/A            N/A            N/A
                                                              --------------------------------------------------------------------
Net asset value, end of year                                  $   3.98       $   3.46       $   3.41       $   2.41       $   3.75
                                                              ====================================================================

Total Return                                                     15.47%          1.47%         41.49%        (35.61)%       (64.26)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                        $ 15,161       $ 14,349       $ 14,928       $  9,191       $ 11,390
   Ratio of expenses to average net assets:
    Before expense reimbursements                                 0.95%          0.91%          1.05%          0.99%          0.90%
    After expense reimbursements                                  0.71%          0.65%          0.65%          0.64%          0.65%
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 0.41%         (0.62)%        (0.80)%        (0.45)%         0.14%
    After expense reimbursements                                  0.65%         (0.36)%        (0.40)%        (0.10)%         0.39%
   Portfolio Turnover                                             9.94%          8.82%          8.64%          4.18%         13.82%

                                                              Year Ended       October 16, 2003*
                                                              August 31,         to August 31,
K SHARES                                                        2005                 2004
                                                              -----------------------------
Net asset value, beginning of period                          $    3.45           $    3.62
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (loss)                                      --               (0.01)
   Net gain (loss) on securities (both
    realized and unrealized)                                       0.52               (0.16)
                                                              -----------------------------
     Total from Investment Operations                              0.52               (0.17)
                                                              -----------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.01)                 --
   Distributions from capital gains                                  --                  --
                                                              -----------------------------
    Total distributions                                           (0.01)                 --
                                                              -----------------------------
   Paid in capital from redemption fee (Note 1)                   (0.00)(a)             N/A
                                                              -----------------------------
Net asset value, end of period                                $    3.96           $    3.45
                                                              =============================

Total Return                                                      15.13%              (4.70)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                      $   3,417           $   1,651
   Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.46%               1.41%**
    After expense reimbursements                                   1.22%               1.15%**
   Ratio of net investment income to average net assets
    Before expense reimbursements                                 (0.10)%             (1.12)%**
    After expense reimbursements                                   0.14%              (0.86)%**
   Portfolio Turnover                                              9.94%               8.82%

*     Commencement of operations.
**    Annualized.

(a)   Less than $0.01 per share

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                    8/31/2005
        TRUST                      STATEMENTS

--------------------------------------------------------------------------------

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. By investing in large-sized European companies Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities. The following is a summary of significant accounting policies followed by the Funds.

      California Investment Trust II began offering an additional class of shares, Class K, on October 16, 2003. Income and expenses of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares.

     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Funds' ("Board of Trustees"). California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes --- No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2005, available to offset future capital gains, if any, are as follows:

                                       U.S. Govt.       Short Term                        European
   Expiring         Tax Free MM        Securities     Govt. Bond Fund    S&P 500      Growth & Income     Nasdaq-100
--------------------------------------------------------------------------------------------------------------------
      2007                  --               --               --               --              806               --
      2008                  --               --               --               --           53,456          537,333
      2009                  --               --               --        6,120,424           40,585        2,356,290
      2010                  --               --               --               --               --               --
      2011                  --               --               --        2,790,405          104,291        3,015,439
      2012               3,258               --               --               --            2,426        1,963,355
      2013                  --           19,438           15,901               --           59,164        2,084,713
--------------------------------------------------------------------------------------------------------------------
      Total              3,258           19,438           15,901        8,910,829          260,728        9,957,130
====================================================================================================================

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                    8/31/2005
        TRUST                      STATEMENTS
                                    CONTINUED
--------------------------------------------------------------------------------

      Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2005, permanent differences between book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                                    Increase (Decrease)       Increase (Decrease)
                                          Increase (Decrease)        Undistributed Net             Accumulated
                                            Paid-in capital       Investment Income (Loss)         Gain/(Loss)
                                            ---------------       ------------------------         -----------
California Insured Intermediate Fund                --                     (3,152)                    3,152
California Tax-Free Income Fund                     --                   (130,323)                  130,323
U.S. Government Securities Fund                     11                         (4)                       (7)
The United States Treasury Trust                  (105)                       105                        --
Short-Term U.S. Government Bond Fund                (8)                        --                         8
Equity Income Fund                               5,116                     (5,116)                       --

      (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

      (e) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

      (g) Share Valuations --- The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day(observed) and Veteran's Day (observed)The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within one month of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, renewal at the end of each calendar year and is not subject to recoupment. Reimbursement from the manager for the year ended August 31, 2005, is as follows:

                                                                     Voluntary Expense Limitation
                                                           Direct Shares                         K Shares
Fund                                     Reimburse   9/1/04-1/3/05  Beginning 1/4/05   9/1/04-1/3/05   Beginning 1/4/05   Expiration
----                                     ---------   -------------  ----------------   -------------   ----------------   ----------
California Tax-Free Money Market Fund    $ 148,649       0.44%           0.53%              N/A                 N/A         12/31/05
California Insured Intermediate Fund     $  32,208       0.59%           0.68%              N/A                 N/A         12/31/05
Short-Term U.S. Government Bond Fund     $  23,631       0.50%           0.59%             1.00%              1.09%         12/31/05
U.S. Government Securities Fund          $ 111,758       0.65%           0.74%             1.15%              1.24%         12/31/05
The United States Treasury Trust         $  48,289       0.44%           0.53%             0.94%              1.03%         12/31/05
S&P 500 Index Fund                       $ 149,088       0.27%           0.36%             0.77%              0.86%         12/31/05
S&P MidCap Index Fund                    $  56,893       0.49%           0.58%             0.99%              1.08%         12/31/05
S&P SmallCap Index Fund                  $  42,321       0.65%           0.74%             1.15%              1.24%         12/31/05
Equity Income Fund                       $   2,762       0.80%           0.89%             1.30%              1.39%         12/31/05
European Growth & Income Fund            $  38,812       0.95%           1.00%             1.45%              1.50%         12/31/05
Nasdaq-100 Index Fund                    $  43,017       0.65%           0.74%             1.15%              1.24%         12/31/05

      As compensation for administrative duties, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust and California Investment Trust II. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

      Certain officers and trustees of the Trusts are also partners of CCM. Michael O'Callaghan has served as the Chief Compliance Officer ("CCO") of the Trusts since August 2004. Mr. O'Callaghan is also employed by CCM Partners, the Advisor and Administrator to the Trusts. The Trusts are responsible for the portion of his salary allocated to his duties as the CCO of the Trusts and CCM Partners is reimbursed for this portion of his salary. The level of reimbursement is reviewed and determined by the Trustees at least annually.

      California Investment Trust II has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby each Fund of California Investment Trust II pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of each Fund's daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust II has adopted a Shareholder Services Plan (the "Services Plan"), whereby each Fund of California Investment Trust II pays CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the year ended August 31, 2005, the following were paid by each Fund of California Investment Trust II:

Fund                                      12b-1 Fees     Shareholder Service Fee
----                                      ----------     -----------------------
U.S. Government Securities Fund .......    $ 7,999              $ 7,999
The United States Treasury Trust ......    $ 4,192              $ 4,192
Short-Term U.S. Government Bond Fund ..    $ 3,444              $ 3,444
S&P 500 Index Fund ....................    $ 9,118              $ 9,118
S&P Midcap Index Fund .................    $ 9,448              $ 9,448
S&P SmallCap Index Fund ...............    $11,083              $11,083
Equity Income Fund ....................    $ 5,747              $ 5,747
European Growth & Income Fund .........    $ 5,405              $ 5,405
Nasdaq-100 Index Fund .................    $ 6,375              $ 6,375

Note 3 --- PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities other than short-term investments during the year ended August 31, 2005 were as follows:

                                           Purchases               Sales
                                           ---------               -----
California Tax-Free Income Fund .......   $44,051,648           $44,890,723
California Insured Intermediate Fund ..   $ 2,127,635           $ 4,674,456
Short-Term U.S. Government Bond Fund ..   $26,713,029           $24,214,801
U.S. Government Securities Fund .......   $10,040,897           $11,234,404
S&P 500 Index Fund ....................   $ 3,681,397           $17,960,356
S&P Midcap Index Fund .................   $38,197,574           $26,363,879
Equity Income Fund ....................   $ 2,565,202           $ 1,857,232
S&P SmallCap Index Fund ...............   $ 4,509,830           $   499,857
European Growth & Income Fund .........   $ 1,870,440           $    95,062
Nasdaq-100 Index Fund .................   $ 1,917,392           $ 1,714,621

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                    8/31/2005
        TRUST                      STATEMENTS

                                    CONTINUED
--------------------------------------------------------------------------------

Note 4

The tax character of distributions paid during the years ended August 31, 2005 and 2004 were as follows:

                                                                 Ordinary       Long-Term      Exempt-Interest        Total
                                                                  Income      Capital Gains       Dividends       Distributions

California Tax-Free Money Market Fund           2005                   --               --         1,062,279         1,062,279
                                                2004                   --               --           461,912           461,912

California Insured Intermediate Fund            2005                   --           54,421           759,043           813,464
                                                2004               10,062           68,620           835,074           913,756

California Tax Free Income Fund                 2005                   --        2,641,599         5,919,149         8,560,748
                                                2004              142,398        1,242,840         6,615,271         8,000,509

U.S. Government Securities Fund                 2005            1,023,984          245,911                --         1,269,895
                                                2004              979,427          163,988                --         1,143,415

The United States Treasury Trust                2005              777,049               --                --           777,049
                                                2004              260,901               --                --           260,901

Short Term U.S. Government Bond Fund            2005              341,703            6,624                --           348,327
                                                2004              221,710               --                --           221,710

S&P 500 Index Fund                              2005            2,025,865               --                --         2,025,865
                                                2004            1,494,851               --                --         1,494,851

S&P MidCap Index Fund                           2005            1,241,578               --                --         1,241,578
                                                2004              788,031               --                --           788,031

S&P Small Cap Index Fund                        2005              222,097        1,041,049                --         1,263,146
                                                2004              109,483          125,962                --           235,445

Equity Income Fund                              2005              277,269               --                --           277,269
                                                2004              134,677               --                --           134,677

European Growth & Income Fund                   2005              127,879               --                --           127,879
                                                2004               78,858               --                --            78,858

Nasdaq-100 Index Fund                           2005               69,372               --                --            69,372
                                                2004                   --               --                --                --

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                    8/31/2005
        TRUST                      STATEMENTS

                                    CONTINUED
--------------------------------------------------------------------------------

The tax character of distributable earnings at August 31, 2005 were as follows:

                                          Undistributed   Undistributed      Capital     Unrealized       Post             Total
                                            Ordinary        Long Term      Loss Carry   Appreciation     October       Distributable
                                              Income       Capital Gain     Forwards   (Depreciation)    Losses**         Earnings
California Tax-Free Money Market Fund              --              --         (3,258)            --             --           (3,258)

California Insured Intermediate Fund               --         250,930             --        464,002             --          714,932

California Tax Free Income Fund               104,090       2,858,661             --     10,656,592             --       13,619,343

U.S. Government Securities Fund                 2,997              --        (19,438)       333,336       (209,735)         107,160

The United States Treasury Trust                  105              --             --             --         (2,708)          (2,603)

Short Term U.S. Government Bond Fund              700              --        (15,901)       (48,068)      (176,191)        (239,460)

S&P 500 Index Fund                            263,477              --     (8,910,829)    22,797,760       (441,753)      13,708,655

S&P MidCap Index Fund                         170,489      10,381,783             --     42,274,380             --       52,826,652

S&P Small Cap Index Fund                      109,902       1,148,718             --      8,731,259             --        9,989,879

Equity Income Fund                             42,664         433,755             --      3,808,732             --        4,285,151

European Growth & Income Fund                  16,444              --       (260,728)       978,200         (9,717)         724,199

Nasdaq-100 Index Fund                          33,047              --     (9,957,130)    (1,980,379)      (133,695)     (12,038,157)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, and other deferrals.

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occuring on the first day of the following fiscal year.

--------------------------------------------------------------------------------

(UNAUDITED)

Fund Holdings: The Fund holdings shown in this report are as of August 31, 2005. Holdings are subject to change at any time, so holdings shown in this report may not reflect current fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the first of which will be filed for the quarter ending November 30, 2004. The Funds' Form N-Q will be available on the SEC's web-site at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained the information filed in the form N-Q copies of which may be obtained by visiting the Funds' website at www.caltrust.com or by calling 1(800) 225-8778.

Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, is available upon request, at no charge, at the phone number and website below or on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Insured Intermediate Fund and California Tax-Free Income Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities Fund, The United States Treasury Trust, Short-Term U.S. Government Bond Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trusts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Insured Intermediate Fund, California Tax-Free Income Fund, the U.S. Government Securities Fund, The United States Treasury Trust, Short-Term U.S. Government Bond Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund as of August 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
October 14, 2005

--------------------------------------------------------------------------------
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

                                   (UNAUDITED)
--------------------------------------------------------------------------------

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

                                                                                                             Length of Time
Trustee                 Address                       Date of Birth  Position Held with the Trust            Served
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers       44 Montgomery St. #2100          06/27/66    President, Secretary & Trustee          Since August 1998
                        San Francisco, CA 94104                      Chief Executive Officer, CCM Partners
------------------------------------------------------------------------------------------------------------------------------------
Harry Holmes            P.O. Box 714                     12/05/25    Trustee                                 Since September 1985
                        Pebble Beach, CA 93953
------------------------------------------------------------------------------------------------------------------------------------
John B. Sias            580 California Street            01/22/27    Trustee                                 Since March 1991
                        San Francisco, CA 94103
------------------------------------------------------------------------------------------------------------------------------------
James Miller            One Front Street, Suite 300      05/28/66    Trustee                                 Since August 2001
                        San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Browne   44 Montgomery St. #2100          02/07/67    Treasurer                               Since October 2004
                        San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees twelve portfolios of the Trusts, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present;
                        Chief Operating Officer, CCM Partners 1997 to 1999;
                        Administrative Officer, CCM Partners 1993-1997;
                        Marketing Representative, CCM Partners, 1992 to 1993.

Harry Holmes            Principal, Harry Holmes & Associates (consulting);
                        President and Chief Executive Officer, Aspen Skiing
                        Company, 1982-1984; President and Chief Executive
                        Officer, Pebble Beach Company (property management),
                        1973-1984.

John B. Sias            Director Enzo Biochem, Inc., 1982 to present; Chairman,
                        President and CEO, Chronicle Publishing Company, 1993 to
                        2000; Director, Executive Vice President, Capital
                        Cities/ABC Inc. and President, ABC Network T.V. Group
                        1986 to 1992.

James Miller            Vice President, Jones Lange LaSalle Americas, Inc. 1999
                        to present; Associate, Orrick Herrington & Sutcliffe
                        LLP, 1996-1999; Associate, Gordon & Rees LLP, 1992-1993.

Christopher P. Browne   Portfolio Manager, CIT Funds, 2004 to present; Manager,
                        Autodesk, 2000-2004; Principal, Baystar Capital,
                        1998-2000.

Additional information on the Trustees may be found in the SAI.

* Trustee deemed to be an "interested person" of the Trusts, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
         California Investment Trust and California Investment Trust II
    Proposed 15(c) Disclosure Regarding Approval of the Management Agreement
--------------------------------------------------------------------------------

At a meeting held on March 1, 2005, the Boards of Trustees of California Investment Trust and California Investment Trust II, on behalf of the Trusts' California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Govt. Bond Fund and The United States Treasury Trust (each a Fund), considered and approved the continuance of the Management Agreement with respect to each Fund with CCM Partners (CCM) for an additional one-year period ending February 28, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from CCM. This information together with other information provided by CCM and the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval are described below.

1. Information Received

Materials reviewed - During the course of each year, the independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund's investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund's investment results, advisory fee and expense comparisons, financial and profitability information regarding CCM, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The Board discussed the renewal of the agreement with CCM representatives and in a private session with independent legal counsel at which no representatives of CCM were present. In deciding to recommend the renewal of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM's continuing need to attract and retain qualified personnel and determined that, although CCM faced a challenging environment with respect to staffing during the past year, CCM was adequately managing matters related to the Funds.

Other Services. The Board considered CCM's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain administrative services provided by CCM not covered by the Funds' agreements with its other service providers.

The Board concluded that the CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Management Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

3. Investment Performance

The Board considered each Fund's unique, balanced pursuit of its investment objectives and the investment results of each Fund in light of its objectives. The Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed the Morningstar or iMoneyNet rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the Investment Company Act, the Fund's investment restrictions, the Fund's size and similar factors.

o For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the third quartile for the 1-year and 5-year periods and in the second quartile for the 3-year (annualized) and 10-year (annualized) periods. The Board took into consideration the fact that the Fund's investment restrictions require it to maintain a higher credit quality portfolio than the Morningstar comparison group for the Fund, and accordingly that the Fund's ranking may reflect a comparison to certain other funds with lower credit quality portfolios.

o For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in the top quartile for the 1-month (annualized) and 12-month-to-date periods.

o For the California Tax-Free Income Fund, it was noted that although the performance of the Fund was in the bottom quartile for the 1-year period, Fund performance was ranked in the third quartile for the 3-year (annualized) and 5-year (annualized) periods and in the second quartile for the 10-year (annualized) and 15-year (annualized) periods. The Trustees also observed that the Morningstar comparison group for the Fund may not provide the most suitable category for peer analysis and considered whether the Lehman municipal bond index should be added as a benchmark for Fund performance. The Trustees also took into consideration the change in portfolio manager and the efforts being made to reposition the portfolio with minimal realization of capital gain.

o For the Equity Income Fund, it was noted that the performance of the Fund was in the top quartile for the 1-year and 3-year periods. The Board also noted that the Fund outperformed the benchmark index in the 3-year (annualized) and 5-year (annualized) periods.

o For the European Growth & Income Fund, it was noted that the performance of the Fund was in the bottom quartile for the 1-year period and in the third quartile for the 3-year period. The Fund underperformed the benchmark index in the 1-year and 3-year (annualized) periods, but outperformed the benchmark index in the quarterly period. The Board also noted the Fund's average annual total return over the year-to-date, 1-year and 3-year periods outperformed the average annual total return of a benchmark index during such periods.

o For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the top quartile for the 1-year and 3-year periods. The Board also considered that the Fund outperformed the benchmark index in the quarterly period and noted with approval that the Fund was tracking its asset class tightly.

o For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the 1-year, 3-year and 5-year periods and in the top quartile for the 10-year period. The Fund also outperformed the relevant benchmark index in the 3-year (annualized) and the 5-year (annualized) periods. The Trustees noted with approval that the Fund was tracking its asset class tightly.

o For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year period, in the second quartile over the 3-year and 5-year periods and in the top quartile for the 10-year period. The Fund also outperformed the benchmark index in the 5-year (annualized) and 10-year (annualized) periods. The Board also noted the Fund's positive absolute performance over every annual period measured with one exception. The Trustees noted with approval that the Fund was tracking its asset class tightly.

o For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the top quartile for the 1-year period and in the second quartile over the 3-year period. The Fund marginally underperformed the benchmark index in the 1-year, 3-year (annualized) and 5-year (annualized) periods, but outperformed the benchmark index in the most recent quarterly period. The Trustees noted that in general the Fund was tracking its asset class tightly.

o For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the bottom quartile for the 1-year and 3-year (annualized) periods. The Board noted that the Morningstar comparison group for the Fund did not provide the most suitable category for peer analysis, and determined that the Lehman 1 to 3 year index should be added as a benchmark for Fund performance for future evaluations.

o For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the second quartile for the 1-year and 3-year (annualized) periods, the top quartile for the 10-year (annualized) period and the top 5% for the 15-year (annualized) period.

o For The United States Treasury Trust, it was noted that the performance of the Fund was in the top quartile for the 1-month (annualized) and 12-month-to-date periods.

The Board ultimately concluded that CCM's performance record in managing each Fund was satisfactory and in several cases excellent,suport-ing the determination that CCM's continued management was consistent with the best interests of each Fund and its shareholders.

4. Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the industry average fees and expense levels of other Funds in applicable Morningstar categories. The Board considered that the total management fees charged to each Fund, with one exception, were below the industry average and that with respect to two-thirds of the Funds the management fees charged by CCM were significantly lower than the industry averages for such Funds. In the case of the single exception, the Board noted that the management fee charged to such Fund only slightly exceeded the industry average. The Board observed that each Fund's total operating expenses were well below the industry average of the other Funds, except that the operating expenses of the Class K shares of three Funds marginally exceeded industry averages. In such cases, the total operating expenses of such Funds (disregarding the Class K shares) were below the industry average of Funds in comparable peer groups. The Board also noted the voluntary advisory fee limitation that CCM put into effect during 2004 with respect to all but one of the Funds. The Trustees noted that additional administrative services not covered by the Funds' agreements with its other service providers had been provided to the Funds by CCM at its own expense during the year. The Board concluded that the relatively low level of the fees charged by CCM should benefit the Fund and its shareholders.

5. Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM's costs of providing services to the Funds, as well as the resulting level of profits to CCM, noting that its profits were not excessive. The Trustees noted that CCM had consistently subsidized low expense ratios for the Funds over the years. The Board considered CCM's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements by dedicating additional resources to its compliance program. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting economies of scale in the cost of operations that will be shared with such Fund's shareholders. The Trustees also noted that in certain cases CCM has contractually agreed to limit its advisory fees of certain Funds so that those Funds do not exceed their respective specified operating expense limitations although such limitations currently may be decreased at the option of CCM. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds. On the basis of the foregoing, the Board concluded that each Fund's cost structure was reasonable and that CCM was committed to sharing economies of scale with each Fund and its shareholders, to their benefit.

6. Conclusions

No single factor was determinative of the Board's decision to re-approve the Management Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Management Agreement, taking into account the new administration fee, is fair and reasonable to each Fund and its shareholders, that each Fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the amendment and renewal of the agreement was in the best interests of each Fund and its shareholders.

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          [LOGO]                                                   -------------
        CALIFORNIA                                                   PRSRT STD
     INVESTMENT TRUST                                              U.S. Postage
     ----------------                                                  PAID
        FUND GROUP                                                  Permit #688
44 Montgomery Street #2100                                         Redwood City,
  San Francisco, CA 94104                                               CA
                                                                   -------------

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)   (1)   Registrant does not have an audit committee financial expert serving on its audit committee.

(a)   (2)   N/A

(a)   (3)   The Registrant's board of trustees and audit committee have determined that no "audit committee financial expert" is needed because of the collective financial literacy and sophistication possessed by the members of the audit committee as a whole.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $44,800 for the fiscal year ended August 31, 2005 and $40,450 for the fiscal year ended August 31, 2004.

(b)   Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)   Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $4,500 for the fiscal year ended August 31, 2005 and $6,500 for the fiscal year ended August 31, 2004.

(d)   All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)   (1)   The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit-related services;

      (ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)   (2)   All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)   N/A

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $2,625 for the fiscal year ended August 31, 2005 and $2,500 for the fiscal year ended August 31, 2004.

(h)   N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)   (1)   Code of Ethics

(a)   (2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*    /s/ Stephen C. Rogers
                             ---------------------------------
                             Stephen C. Rogers, President        Date:  November 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Stephen C. Rogers
                             ---------------------------------
                             Stephen C. Rogers, President        Date: November 9, 2005


By (Signature and Title)*    /s/ Christopher P. Browne
                             ---------------------------------
                             Christopher P. Browne, Treasurer    Date: November 9, 2005

* Print the name and title of each signing officer under his or her signature.